As filed with the SEC on April 30, 2026

Registration No. 333-121017

Registration No. 811-05315

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 21	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 146	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registered Separate Account)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Insurance Company)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (800) 544-8888

ARI LINDNER

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485

☐	on April 30, 2026, pursuant to paragraph (b) of rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of rule 485

☐	on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 2026

Fidelity Freedom Lifetime Income®

Issued by Fidelity Investments Life Insurance Company

(“FILI”)

Introduction:

Fidelity Freedom Lifetime Income® is an individual, single premium, immediate variable income annuity contract (the “Contract”) issued by Fidelity Investments Life Insurance Company (“FILI”, the “Company”, “we”, or “us”). The Contract provides you (the “Annuitant”) with the opportunity to receive annuity income for life at regular intervals (the “Annuity Income Dates”). Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the “Joint Annuitant”).

Annuity income fluctuates in amount according to the investment results of the Subaccounts of Fidelity Investments Variable Annuity Account I (the “Variable Account”) that you choose. We do not guarantee the amount of annuity income. Each Subaccount invests in a single mutual fund portfolio (a “Fund”). Information about the fund is provided in Appendix A.

Currently, we do not offer this Contract for sale to new investors.

You purchased your Contract (1) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA, or (2) on a non-qualified basis (“Non-qualified Contract”).

Important Disclosures:

The Contract is a complex investment and involves risks, including risk of loss. It is not a short-term investment and is not suitable for an investor who needs ready access to cash. The taxable portion of annuity income payments and withdrawals will generally be taxed as ordinary income and may be subject to a penalty tax if received before age 59 1⁄2.

FILI’s obligations and guarantees under the Contract are subject to FILI’s financial strength and claims-paying ability.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

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GLOSSARY

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit (also “unit”) - A unit of measure used to calculate the amount of annuity income for a Subaccount.

Base Contract Expenses - Expenses that we assess daily at an annual effective rate against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Death Benefit - A benefit of the Contract that provides protection if an Annuitant dies before the first Annuity Income Date.

Exchange - A transfer from one Subaccount to another.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

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Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

Owner(s) - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Purchase Payment - The single payment you made to us in exchange for which we issued you a Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - The investment performance of a Subaccount after all expenses.

Trading among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal Period - Period of time money can be withdrawn from a Contract that was purchased with this feature. See 6(d). Contracts purchased with a Withdrawal Period.

Withdrawal Value - The total amount that can be withdrawn from a Contract that was purchased with a Withdrawal Period.

You - You are the Annuitant and an Owner.

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OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

This variable annuity contract is designed to provide periodic annuity income for your life (the “Annuitant”), or, if you purchased a joint life Contract, for your life and the life of the Joint Annuitant you named on the application. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not. This Contract may be appropriate if you desire income guaranteed for life and are comfortable assuming the risk / potential reward of the amount of each annuity income payment decreasing or increasing.

What are the phases of the Contract and how do I receive income payments?

This Contract has only one phase, the Income Phase, during which the Contract makes annuity income payments at regular intervals (the “Annuity Income Dates”).

When you purchased your Contract, you chose the first Annuity Income Date, which could be up to one year from the date your Contract became effective (the “Contract Date”), and whether you wanted Annuity Income Dates to be monthly, quarterly, semiannual, or annual. You also chose one out of six annuity income options. Four of these options allowed a Contract to be purchased with or without a Guarantee Period, which if selected provides for a guaranteed minimum number of years of annuity income. The other two options (only available at purchase of a Qualified Contract) include a Withdrawal Period, during which withdrawals can be taken from a Contract’s Withdrawal Value. See 5. Annuity Income Options Available at Purchase for more information on each Annuity Income Option.

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you chose to have a Withdrawal Period and withdrawals are made from your Contract. We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you chose a Guarantee Period.

The amount of a Contract’s annuity income payment varies according to the investment results of the Subaccount in which the Contract is invested. You choose to invest your Contract in one of the multiple Subaccounts available under the Contract. Each Subaccount invests exclusively in shares of one Fund. Each Fund has its own investment strategies, investment advisers, subadvisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

What are the other primary features of the Contract?

•	Making Exchanges: You may Exchange from one Subaccount to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges.

•	Death Benefit: This is a benefit that provides protection if an Annuitant dies before the first Annuity Income Date.

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Tax Treatment: You can make Exchanges among the Subaccounts without tax implications. Ordinary income taxes will apply to annuity income payments and withdrawals, and you may have to pay a 10% penalty on amounts received before age 59 1⁄2.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES, AND ADJUSTMENTS				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No
Are There Transaction Charges?	No
Are There Ongoing Fees and Expenses?	Yes, the table below describes the fees and expenses that you may pay each year, depending on the annuity income and investment options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.

Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	0.60%[1]	0.60%[1]
	Subaccounts (Fund fees and expenses)	0.28%[2]	0.73%[2]
1 As a percentage of the Contract allocated to the Variable Account. [2] As a percentage of the net assets of each Subaccount.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost $320A		Highest Annual Cost $978B
	Assumes • Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No transfers or withdrawals		Assumes • Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No transfers or withdrawals

A Assumes annuity payments based on 85-year-old male, Single Life Annuity, no Guarantee Period, and 3.5% Benchmark Rate of Return.

B Assumes annuity payments based on 45-year-old couple, Joint and Survivor Annuity with Full Annuity Income to the Survivor, 45-year Guarantee Period, and 3.5% Benchmark Rate of Return.

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RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds
Is This a Short-Term Investment?	No, the Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.	1. Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

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An investment in the Contract is subject to the risk of poor performance of the Subaccounts.

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The amount of annuity income will vary based on the performance of the Subaccount(s) that you select.

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Each Subaccount will have its own unique risks.

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You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account 2(b). The Funds 4. Annuity Income
What Are the Risks Related to the Insurance Company?	The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company (“FILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to FILI’s financial strength and claims-paying ability. FILI has an A+ Financial Strength Rating from AM Best as of March 5, 2026.	1. Principal Risks of Investing in the Contract 2(a). FILI and the Variable Account

RESTRICTIONS		Location in Prospectus
Are There Restrictions on the Investment Options?

Yes, the following restrictions may apply:

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Additional Purchase Payments are not allowed.

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You may invest in only one Subaccount at any time.

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You are limited to making four Exchanges each calendar year.

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Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges.

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We have the right to eliminate any Subaccount, to combine Subaccounts, or to substitute a fund for the Fund in which a Subaccount invests.

3. Purchase Payment 7. Trading Among Subaccounts 11(a). Changes in Subaccounts
Are There Any Restrictions on Contract Benefits?	Yes. important conditions and limitations apply to Contracts purchased with a Withdrawal Period, including: withdrawals reduce the amount of annuity income and may cause the Withdrawal Period to shorten or end.	6. Benefits Available Under the Contract

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TAXES		Location in Prospectus
What Are the Contract’s Tax Implications?

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Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

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For a Qualified Contract purchased with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

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For a Qualified Contract, the entire amount of annuity income each year will generally be taxable as ordinary income unless your Purchase Payment includes after-tax contributions.

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For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable as ordinary income until you have recovered the “investment in the Contract,” after which the entire amount of annuity income will be taxable.

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The taxable portion of a withdrawal will generally be taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on amounts received before age 59 1⁄2.

1. Principal Risks of Investing in the Contract 3. Purchase Payment 9. Tax Considerations

CONFLICTS OF INTEREST		Location in Prospectus
How Are Investment Professionals Compensated?	Your investment professional may receive compensation in the form of commissions for having sold this Contract to you. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Should I Exchange My Contract?	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchase Payment

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FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contract schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1] (as a percentage of the assets of each Subaccount)	0.60%

[1]

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Total Separate Account Annual Fees”.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	0.73%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.28%	0.68%[2]

[2]	This reflects temporary reductions to Fund expenses.

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1.  PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: All income under the Contract will increase or decrease from one Annuity Income Date to the next according to the investment results of the Subaccount in which you are invested. There is a risk of loss of the entire amount invested. Annuity income will end in the unlikely event that the value of every security held in the Subaccount in which you are invested is reduced to zero. We do not guarantee the investment results of the Subaccounts or the amount of annuity income. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of tax deferral and long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.

Possibility of Adverse Tax Consequences: In certain scenarios, annuity income payments and withdrawals may be subject to a 10% penalty tax. See 9. Tax Considerations. Consult with a tax professional to determine the tax implications of amounts received under this Contract.

Alternatives to the Contract: Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.

Potential Harmful Fund Transfer Activity: Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. FILI has adopted policies designed to discourage frequent trading. See 7. Trading Among Subaccounts.

Insurance Company Risks: The Contract is issued by and subject to the risks related to Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to FILI’s financial strength and claims-paying ability. If FILI experiences financial distress, it may not be able to honor its annuity income obligations under the Contract.

Contract Changes Risk: There is the risk that in the future we will exercise our right to change certain fees or features of the Contract, including the following:

•	We reserve the right to limit exchanges.

•	We reserve the right to eliminate Subaccounts, to combine two or more Subaccounts, or to substitute a new Fund for the Fund in which a Subaccount invests.

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2.  FILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a).  FILI and the Variable Account

FILI: The Contract is issued by FILI. We are a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. The Death Benefit and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of March 5, 2026.1 FILI’s principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address of FILI’s Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

The Variable Account: Fidelity Investments Variable Annuity Account I is a separate account used to support the Contract and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: FILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information.

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

2(b).  The Funds

Each Subaccount in the Variable Account invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment adviser; however, the performance of such funds may differ significantly.

FILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the Funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not Contract charges, and do not increase Fund or Contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

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Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers, subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus by calling 1-800-544-2442 or visiting www.dfinview.com/Fidelity/PUFT/FFLI.

2(c).  Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Fidelity Insurance Agency, Inc. receives compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

2(d).  Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3.  PURCHASE PAYMENT

Currently, we do not offer this Contract for sale to new investors. Additional Purchase Payments are not allowed for existing Contracts.

Application and Initial Purchase Payment: You purchased your Contract (1) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) under Section 408(b) of the Code, or (2) on a non-qualified basis (“Non-qualified Contract”). Generally, we issued Qualified Contracts only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

To purchase a Contract, you were generally required to make a single payment (“Purchase Payment”) of at least $25,000 and complete an application form.

We applied your Purchase Payment to the purchase of a Contract within two Valuation Periods of receiving your payment and a properly completed application at our Annuity Service Center. The date your Contract became effective is called the Contract Date.

Replacement of Contracts: You can generally exchange a non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if you buy the contract through an exchange, transfer or otherwise).

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4.  ANNUITY INCOME

All income under the Contract varies from one Annuity Income Date to the next according to the investment experience of the Subaccount in which you are invested.

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation: “We do not guarantee the amount of annuity income.” Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Subaccount in which you are invested is reduced to zero.

4(a).  Annuity Income Dates

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You selected the first Annuity Income Date when you purchased the Contract. The first Annuity Income Date was permitted to be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates are on the same day of the month as the first Annuity Income Date. The latest date you were allowed to select as your first Annuity Income Date was one year after the Contract Date. The earliest date you were allowed to select as your first Annuity Income Date was 30 days after the Contract Date.

On the application, you chose the frequency of your annuity income, as either monthly, quarterly, semiannual, or annual. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income you selected.

Annuity income is generally sent at the end of the Valuation Period immediately following the day on which the amount is determined. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

4(b).  Initial Determination of Annuity Income Units

Your Purchase Payment (less any deduction for taxes) initially purchased Annuity Income Units of the Government Money Market Subaccount. The number of units depended on (a) your age and, unless prohibited by applicable state law, sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option you chose; (c) the frequency of Annuity Income Dates you chose; (d) the date you selected as your first Annuity Income Date; and (e) the value of the units on the date your Contract became effective, which reflected the investment performance of the Government Money Market Subaccount. On the first business day following the end of your free look period (or an earlier date, depending on state law), your units of the Government Money Market Subaccount were exchanged automatically for Annuity Income Units in the Subaccount you chose on your application (unless you chose on your application the Government Money Market Subaccount). The total dollar value of your units remained the same immediately before and immediately after the exchange.

4(c).  How Your Annuity Income Is Calculated

FILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units you have is multiplied by the value of an Annuity Income Unit for the Subaccount your Contract is invested in. The result is the amount of your annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

Annuity income may decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under 5(b). Annuity Income Options Without a Withdrawal Period.

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The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See 8. Current Charges and Other Deductions. We calculate Annuity Income Unit values for each Subaccount at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for a Subaccount for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)	is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b)	is the Annuity Income Unit Value for the preceding Valuation Period; and

(c)	is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

4(d).  Benchmark Rate of Return

Annuity income varies from one Annuity Income Date to the next based on your Contract’s annualized Total Return over that time period as compared to a return of 3.5% per year (the “Benchmark Rate of Return”). If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

5.  ANNUITY INCOME OPTIONS AVAILABLE AT PURCHASE

5(a).  Your Selection of an Annuity Income Option

On your application you chose your annuity income option from among a number of annuity income options. You also may have chosen to have either a Withdrawal Period or a Guarantee Period, but not both. (A Withdrawal Period was only available to Qualified Contracts). For any income option, you also chose to receive annuity income monthly, quarterly, semi-annually, or annually. None of these choices can be changed. If you purchased a Qualified Contract, federal income tax laws may have limited your annuity income options.

If you purchased a Qualified Contract and chose to have a Guarantee Period or a Withdrawal Period, the number of years may have been limited in order to satisfy certain minimum distribution requirements of the Code. In addition, if you purchased a Qualified Contract and named a Joint Annuitant who is not your spouse, the annuity income options available to you may have been limited, depending on the difference in ages between you and the Joint Annuitant.

The frequency of payments you selected impacted the amount of each annuity income payment. For example, assuming all else is equal, choosing to receive payments on a monthly basis would have resulted in lower annuity income payment amounts than choosing to receive payments on an annual basis. Similarly, an election to receive

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payments over a longer expected period would have resulted in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•	purchasing a Contract with a Guarantee Period would have resulted in lower payment amounts than purchasing the same Contract without a Guarantee Period, and

•	purchasing a Qualified Contract with a Withdrawal Period would have resulted in lower payment amounts than purchasing the same Qualified Contract without a Withdrawal Period.

5(b).  Annuity Income Options without a Withdrawal Period

Option 1. Single Life Annuity: We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor: Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Options 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor: This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. Depending on what you selected on your application, annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, but Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies: This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In the event you are the first to die, depending on what you selected on your application annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

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5(c).  Annuity Income Options with a Withdrawal Period

Your Contract may have a Withdrawal Period only if it is a Qualified Contract. The withdrawal option feature is not available in Oregon or Washington.

Option 5. Single Life Annuity with Withdrawal Period: We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period: If you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

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6.  BENEFITS AVAILABLE UNDER THE CONTRACT

6(a).  Overview of Benefits

The following table summarizes information about benefits available under the Contract. A detailed description of each benefit follows the table.

Benefits

Name of Benefit	Type of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Standard	Provides protection if an Annuitant dies before the first Annuity Income Date.	None	Not applicable when Annuitant’s death occurs on or after first Annuity Income Date.
Guarantee Period	Optional	Provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period.	None

Only available at purchase of a Contract.

A Contract with a Guarantee Period cannot also have a Withdrawal Period.

Provides lower annuity income than an otherwise identical Contract without a Guarantee Period.

Length of Guarantee Period may be limited by the Code.

Withdrawal Period	Optional	A period of time you can make withdrawals from your Contract.	None

Only available at purchase of a Qualified Contract. This feature was not available in Oregon or Washington.

A Contract with a Withdrawal Period cannot also have a Guarantee Period.

Withdrawals reduce the amount of annuity income and may cause the Withdrawal Period to shorten or end.

Partial withdrawals are limited to 2 per calendar year. Any partial withdrawal must be at least $500.

Provides lower annuity income than an otherwise identical Contract without a Withdrawal Period.

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6(b).  Death Benefit

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

6(c).  Contracts Purchased with a Guarantee Period

Overview: If you selected annuity income option 1, 2, 3 or 4 on your application, at that time you also had the option to choose to have a Guarantee Period. See 5(b). Annuity Income Options without a Withdrawal Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period permitted is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchased a Qualified Contract and chose to have a Guarantee Period, you could not also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. A Contract with a Guarantee Period provides a lower amount of annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

If you chose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

6(d).  Contracts Purchased with a Withdrawal Period

If you purchased a Qualified Contract with a Withdrawal Period, you can make withdrawals from your Contract’s Withdrawal Value by writing to our Annuity Service Center. See How to Make Withdrawals below. Note – the Withdrawal Period feature was not available in Oregon or Washington.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period below. Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals below.

How to Make Withdrawals: All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract’s first Annuity Income Date that

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would reduce your annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Contract directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value: The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, See Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issued your Contract, the total of Part A and Part B equaled your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period: The Internal Revenue Service (“IRS”) has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See 9. Tax Considerations.

When you purchased your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code.

A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

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Effect of Withdrawals: Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•	Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

•	Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period. See Appendix B for a hypothetical example.

•	Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

•	Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using modified insurance industry mortality tables. See Appendix B for a hypothetical example.

7.  TRADING AMONG SUBACCOUNTS

7(a).  Overview

After annuity payments begin you may Exchange from one Subaccount to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Subaccounts at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange.

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7(b).  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet. We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

7(c).  Effective Date of Exchanges Among Subaccounts

Any redemption from a Subaccount that is part of an Exchange among Subaccounts will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally, the purchase of Annuity Income Units in other Subaccounts with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from a Subaccount that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to a Subaccount that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Subaccount. The delay will last until the Subaccount from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Subaccount will be uninvested.

7(d).  Use of Market Timing Services

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Subaccounts on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

7(e).  Short-Term Trading Risk

Frequent Exchanges among Subaccounts by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund.

Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value (“NAV”).

Some of the Subaccounts are also available for use in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect

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and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same Funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds’ prospectuses for specific information about the Funds’ short-term trading policies and risks.

7(f).  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research Company LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with FILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into a Subaccount before they withdraw or Exchange out of that Subaccount.

In addition, each Fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI’s policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

7(g).  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into a Subaccount followed by a withdrawal or Exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90-day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12-month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90-day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12-month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail

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delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

FILI has approved the following exceptions to the frequent trading policy:

(1)	Transactions in the Government Money Market Subaccount;

(2)	Annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)

FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

8.  CURRENT CHARGES AND OTHER DEDUCTIONS

The following are all the charges we make under the Contract.

8(a).  Base Contract Expenses

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Subaccount at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

Administrative Charge: Each day, a deduction is made from the assets of each Subaccount at an effective annual rate of 0.10%. We guarantee this charge will never increase.

The Administrative Charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports.

8(b).  Premium Taxes

Some states (as well some counties, cities, and towns) charge a premium tax. We generally deduct a charge equal to any premium taxes that we are required to pay in connection with your Contract at the time we are required to pay it, which is either upon your Purchase Payment or upon your first Annuity Income Date. Note—in many states and municipalities premium taxes are not imposed in connection with the Contracts. If a premium tax applies, the amount of the tax and when it will be deducted from your Contract depends on (i) the state your Contract was issued in, and (ii) whether it is a Non-qualified or Qualified Contract. As of the date of this prospectus, we deduct a charge equal to the premium tax for Contracts issued in the following states – California, Colorado, Maine, Nevada, South Dakota, and Wyoming. The current range of state premium taxes is 0% to 3.5%.

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8(c).  Funds’ Expenses

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(d).  Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to fund. Currently, no such charges are being made. See 9(d). FILI’s Tax Status.

9.  TAX CONSIDERATIONS

9(a).  Introduction

The below discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The below discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

9(b).  General Requirements

Diversification Requirements: For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be “adequately diversified”. The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are “adequately diversified”. If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered “adequately diversified”.

Ownership Treatment: In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners’ gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

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The Contracts in General: Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant: You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable: Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral: You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

9(c).  Tax Consequences to Investors

Distributions from Qualified Contracts: Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by your Required Beginning Date (“RBD”). Your RBD is April 1 of the calendar year following the calendar year in which you attain your applicable age.

•	If you were born before July 1, 1949, your applicable age is 70 1⁄2.

•	If you were born on or after July 1, 1949 and before January 1, 1951, your applicable age is 72.

•	If you were born on or after January 1, 1951 and before January 1, 1959, your applicable age is 73.

•	If you were born in 1959, you should consult your tax advisor regarding your RBD as it is unclear under current federal legislation whether your applicable age is 73 or 75.

•	If you were born on or after January 1, 1960, your applicable age is 75.

Subsequent distributions must be made by December 31 of each year. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 25% of the amount by which a required minimum distribution exceeds the amount actually distributed. For taxable years prior to 2023, this excise tax is 50%.

In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract’s Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your required minimum distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

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After-Tax Contributions: To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any “after-tax” amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts: For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the “exclusion amount” as defined in the tax law. The exclusion amount is generally the “investment in the contract” adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). “Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions: In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1⁄2, (2) is made on account of your death or disability, (3) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (4) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1⁄2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1⁄2, a withdrawal that is made either before age 59 1⁄2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1⁄2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1⁄2, you should consult with a tax advisor.

Aggregation of Contracts: In certain circumstances where you purchase a Non-qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is

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includible in gross income by combining your Non-qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

Federal Income Tax Withholding and Reporting: We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

9(d).  FILI’s Tax Status

FILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

10.  MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a).  Contract Rights

Owner(s): Before the Contract was issued, the Owner(s) acting together had the right to (a) choose an annuity income option; (b) choose a Subaccount; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner could also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Subaccount to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary’s consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Subaccount invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can change a Beneficiary.

Annuitant: As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

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Joint Annuitant: For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Subaccount to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) instruct us how to vote shares of the Fund in which your Subaccount invests; and (d) to withdraw from the Contract during the Withdrawal Period, if there is one.

Beneficiary(ies)

For All Contracts: You were allowed to name one or more Beneficiaries when you completed your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

For Contracts with a Guarantee Period: Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant.

We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary’s estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

For Contracts with a Withdrawal Period: Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

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If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary’s estate a lump sum equal to the Withdrawal Value of the Beneficiary’s share of annuity income.

10(b).  Reports

We will send you a statement showing the number of Annuity Income Units in your selected Subaccount, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies, as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Finally, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

10(c).  Postponement of Benefits

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information.

However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

10(d).  Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.	Loss of Contract Ownership.

2.	In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

10(e).  Misstatement of Date of Birth or Sex

If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

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If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

10(f).  Notification of Death

Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person’s executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

10(g).  Assignment

The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

10(h).  Dividends

The Contract is “non-participating.” This means that there are no dividends. Annuity income will vary in amount with the investment results of the Subaccounts to which you allocate your Purchase Payment.

10(i).  Proof of Survival

Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10(j).  Protection of Proceeds

To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

10(k).  Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0050.

11.  MORE INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

11(a).  Changes in Subaccounts

FILI has the right to eliminate any Subaccount, to combine Subaccounts, or substitute a fund for the Fund in which a Subaccount invests. A substitution may become necessary if, in FILI’s judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund’s investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

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FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.

11(b).  Voting Rights

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. As a result of proportional voting, the votes of a small number of Owners could determine the outcome of a shareholder vote. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

11(c).  Resolving Material Conflicts

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

11(d).  Total Return for a Subaccount

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

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APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.dfinview.com/Fidelity/PUFT/FFLI. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity Variable Insurance Product (“VIP”) Freedom Lifetime Income I Adviser: Fidelity Management & Research Company LLC	0.39%	9.70%	2.32%	4.36%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity VIP Freedom Lifetime Income II Adviser: Fidelity Management & Research Company LLC	0.42%	10.90%	3.32%	5.86%
Seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond	Fidelity VIP Freedom Lifetime Income III Adviser: Fidelity Management & Research Company LLC	0.49%	13.62%	4.94%	7.50%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity VIP FundsManager 20% Adviser: Fidelity Management & Research Company LLC	0.47%*	9.14%	3.14%	4.23%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity VIP FundsManager 30% Adviser: Fidelity Management & Research Company LLC	0.54%*	10.86%	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation	Fidelity VIP FundsManager 40% Adviser: Fidelity Management & Research Company LLC	0.57%*	12.40%	—	—

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Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks high total return	Fidelity VIP FundsManager 50% Adviser: Fidelity Management & Research Company LLC	0.59%*	14.13%	5.78%	7.24%
Seeks high total return	Fidelity VIP FundsManager 60% Adviser: Fidelity Management & Research Company LLC	0.63%*	15.71%	6.67%	8.19%
Seeks high total return	Fidelity VIP FundsManager 70% Adviser: Fidelity Management & Research Company LLC	0.65%*	17.12%	7.74%	9.12%
Seeks high total return	Fidelity VIP FundsManager 85% Adviser: Fidelity Management & Research Company LLC	0.68%*	19.46%	9.10%	10.51%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity VIP Government Money Market Adviser: Fidelity Management & Research Company LLC	0.28%	4.10%	3.08%	2.01%

Each Fidelity Subaccount invests in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions.

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APPENDIX B: Hypothetical Examples Applicable to Contracts with a Withdrawal Period

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Withdrawal Value, Annuity Income, and length of Withdrawal Period. These examples are intended to be read in conjunction with 6(d). Contracts purchased with a Withdrawal Period of this Prospectus.

Assumptions

a)	Owner’s Date of Birth = June 1, 1943
b)	Purchase Payment = $100,000
c)	Contract Date = June 1, 2000
d)	First Annuity Income Date = July 1, 2000
e)	Owner is invested in one Subaccount

I.  Partial Withdrawal On or Before the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws part of the Withdrawal Value on or before the 5th anniversary of the Contract’s first Annuity Income Date, then

a)	The Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2002	—	$69,026.48	$8,776.06	$77,802.53
10/1/2002	Subaccount Net Investment Factor of 1.003564	$69,272.49	$8,807.33	$78,079.82
10/1/2002	Partial Withdrawal of $10,000	$60,400.49	$7,679.33	$68,079.82

b)	All remaining variable annuity income is reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value before the withdrawal:

i.	Percentage reduction of Withdrawal Value = 12.807407%

[$10,000 / $78,079.82 = 12.807407%]

ii.	10/1/2002 Variable Annuity Payment (before withdrawal) = $433.66

iii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $378.12

[$433.66 x 0.12807407 = $55.54 $433.66 - $55.54 = $378.12]

c)	The partial withdrawal has no impact on the length of the Withdrawal Period.

II.  Partial Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner makes a partial withdrawal after the 5th anniversary of the First Annuity Income Date, then

a)	The Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	—	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Partial Withdrawal of $10,000	$34,840.52		$34,840.52

35

b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $421.96

c)	The Withdrawal Period is reduced.

i.	Withdrawal Period End Date (before withdrawal) = June 1, 2020

ii.	Withdrawal Period End Date (after withdrawal) = July 1, 2018

III.  Full Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws all of the Withdrawal Value after the 5th anniversary of the First Annuity Income Date, then

a)	There is no longer a Withdrawal Value.

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	—	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Full Withdrawal of $44,840.52	$0		$0

b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $150.61

c)	The Withdrawal Period ends.

36

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 30, 2026. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000024031

FFLI-PRO-0426

1.805451.123

FIDELITY FREEDOM LIFETIME INCOME®

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2026

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Fidelity Investments Life Insurance Company (“FILI” or the “Company”) through Fidelity Investments Variable Annuity Account I (the “Variable Account”). You may obtain a copy of the Prospectus dated April 30, 2026, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

FFLI-PTB-0426

1.805450.123

GENERAL INFORMATION AND HISTORY

Fidelity Investments Life Insurance Company (“FILI”)

FILI is a stock life insurance company that was established in 1981 and exists in accordance with the laws, rules and regulations of the State of Utah. FILI issues life insurance and annuity products in 49 states (not New York) and the District of Columbia; FILI’s wholly-owned subsidiary Empire Fidelity Investments Life Insurance Company (“EFILI”) issues life insurance and annuity products in New York. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Fidelity Investments Variable Annuity Account I (the “Variable Account”)

The Variable Account is a separate investment account of FILI established on July 22, 1987 and exists in accordance with the laws, rules and regulations of the State of Utah. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting FILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While FILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.

Furthermore, FILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following:

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

2

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)	Start with Part A at the close of the prior Valuation Period.

(2)	Multiply (1) by the Net Investment Factor for the Subaccount in which your Contract is invested. See Net Investment Factor in the Glossary of the Prospectus.

(3)	If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)

Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)	Start with Part B at the close of the prior Valuation Period.

(2)	Multiply (1) by the Net Investment Factor for the Subaccount in which your Contract is invested.

(3)

Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)

Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

3

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA and FILI are wholly-owned, direct subsidiaries of FMR LLC; and FBS is a wholly-owned, indirect subsidiary of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The Contracts are no longer sold, but were offered to the public on a continuing basis. You may continue to make exchanges among the Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2025	$20,992,464	$20,992,464
2024	$14,744,837	$14,744,837
2023	$9,846,381	$9,846,381

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, and the financial statements of each of the subaccounts of

4

Fidelity Investments Variable Annuity Account I as of December 31, 2025 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

5

Fidelity® Investments
Variable Annuity Account I

Annual Report
December 31, 2025

Fidelity Investments

Life Insurance Company

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments at market value	$243,988	$3,556,734	$50,430	$338,451	$408,863	$735,369	$813,212	$1,362,940

Receivable from FILI	47	—	18	—	73	—	147	2

Total assets	$244,035	$3,556,734	$50,448	$338,451	$408,936	$735,369	$813,359	$1,362,942

Liabilities:

Payable to FILI	—	13	—	1	—	—	—	—

Total net assets	$244,035	$3,556,721	$50,448	$338,450	$408,936	$735,369	$813,359	$1,362,942

Net Assets:

Fidelity Retirement Reserves	$236,959	$—	$41,991	$—	$374,733	$—	$765,682	$—

Fidelity Income Advantage	7,076	—	8,457	—	34,203	—	47,677	—

Fidelity Personal Retirement	—	3,543,207	—	338,450	—	735,369	—	1,362,942

Fidelity Freedom Lifetime Income	—	151	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	13,363	—	—	—	—	—	—

Total net assets	$244,035	$3,556,721	$50,448	$338,450	$408,936	$735,369	$813,359	$1,362,942

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	10,031	—	582	—	1,530	—	1,474	—

Unit Value	$23.62	$—	$72.23	$—	$244.92	$—	$519.23	$—

Fidelity Income Advantage:

Units Outstanding	315	—	123	—	147	—	96	—

Unit Value	$22.39	$—	$68.46	$—	$232.12	$—	$492.09	$—

Fidelity Personal Retirement:

Units Outstanding	—	280,313	—	13,916	—	14,193	—	12,562

Highest Value	$—	$13.49	$—	$34.02	$—	$78.84	$—	$158.21

Lowest Value	$—	$11.83	$—	$21.90	$—	$47.75	$—	$102.25

Fidelity Freedom Lifetime Income:

Units Outstanding	—	12	—	—	—	—	—	—

Unit Value	$—	$12.56	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	975	—	—	—	—	—	—

Highest Value	$—	$10.55	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$9.97	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	312	—	—	—	—	—	—

Highest Value	$—	$10.26	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$9.72	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager 50% Initial Class (B)	VIP – Asset Manager 50% Investor Class (B)	VIP – Index 500 Initial Class	VIP – Asset Manager 70% Initial Class (B)

Assets:

Investments at market value	$66,947	$272,585	$100,746	$787,746	$157,075	$231,502	$7,425,715	$62,736

Receivable from FILI	22	—	1	—	149	—	154	49

Total assets	$66,969	$272,585	$100,747	$787,746	$157,224	$231,502	$7,425,869	$62,785

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$66,969	$272,585	$100,747	$787,746	$157,224	$231,502	$7,425,869	$62,785

Net Assets:

Fidelity Retirement Reserves	$62,683	$—	$85,977	$—	$142,935	$—	$706,667	$54,650

Fidelity Income Advantage	4,286	—	14,770	—	14,289	—	57,937	8,135

Fidelity Personal Retirement	—	272,585	—	787,746	—	231,502	6,661,265	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$66,969	$272,585	$100,747	$787,746	$157,224	$231,502	$7,425,869	$62,785

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	709	—	1,769	—	1,485	—	3,143	729

Unit Value	$88.41	$—	$48.59	$—	$96.17	$—	$224.78	$74.92

Fidelity Income Advantage:

Units Outstanding	51	—	321	—	156	—	271	114

Unit Value	$83.79	$—	$46.05	$—	$91.14	$—	$213.03	$71.00

Fidelity Personal Retirement:

Units Outstanding	—	8,781	—	47,670	—	7,380	83,350	—

Highest Value	$—	$41.88	$—	$19.16	$—	$40.21	$112.03	$—

Lowest Value	$—	$30.73	$—	$14.99	$—	$28.90	$76.90	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager 70% Investor Class (B)	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:

Investments at market value	$201,318	$1,385,805	$3,348,891	$196,953	$4,374,767	$26,437	$221,116	$150,304

Receivable from FILI	—	—	1	93	—	26	—	—

Total assets	$201,318	$1,385,805	$3,348,892	$197,046	$4,374,767	$26,463	$221,116	$150,304

Liabilities:

Payable to FILI	1	186	—	—	—	—	—	35

Total net assets	$201,317	$1,385,619	$3,348,892	$197,046	$4,374,767	$26,463	$221,116	$150,269

Net Assets:

Fidelity Retirement Reserves	$—	$1,295,272	$—	$162,918	$—	$22,988	$—	$134,455

Fidelity Income Advantage	—	90,347	—	34,128	—	3,475	—	15,814

Fidelity Personal Retirement	201,317	—	3,348,892	—	3,596,783	—	221,116	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	777,984	—	—	—

Total net assets	$201,317	$1,385,619	$3,348,892	$197,046	$4,374,767	$26,463	$221,116	$150,269

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	4,365	—	2,204	—	235	—	1,323

Unit Value	$—	$296.85	$—	$73.91	$—	$97.65	$—	$101.62

Fidelity Income Advantage:

Units Outstanding	—	321	—	486	—	37	—	165

Unit Value	$—	$281.33	$—	$70.05	$—	$93.37	$—	$96.31

Fidelity Personal Retirement:

Units Outstanding	5,182	—	39,079	—	70,293	—	2,554	—

Highest Value	$52.80	$—	$125.46	$—	$74.75	$—	$132.62	$—

Lowest Value	$36.79	$—	$83.48	$—	$47.58	$—	$84.79	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	11,895	—	—	—

Highest Value	$—	$—	$—	$—	$63.02	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$37.02	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	7,807	—	—	—

Highest Value	$—	$—	$—	$—	$61.40	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$36.00	$—	$—	$—

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments at market value	$506,129	$224,953	$1,415,032	$259,805	$711,960	$36,512	$156,141	$34,006

Receivable from FILI	—	10	—	25	—	6	—	—

Total assets	$506,129	$224,963	$1,415,032	$259,830	$711,960	$36,518	$156,141	$34,006

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	70

Total net assets	$506,129	$224,963	$1,415,032	$259,830	$711,960	$36,518	$156,141	$33,936

Net Assets:

Fidelity Retirement Reserves	$—	$201,586	$—	$228,615	$—	$30,138	$—	$30,999

Fidelity Income Advantage	—	23,377	—	31,215	—	6,380	—	2,937

Fidelity Personal Retirement	506,129	—	1,415,032	—	711,960	—	156,141	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$506,129	$224,963	$1,415,032	$259,830	$711,960	$36,518	$156,141	$33,936

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,409	—	2,442	—	513	—	525

Unit Value	$—	$143.09	$—	$93.62	$—	$58.73	$—	$59.03

Fidelity Income Advantage:

Units Outstanding	—	173	—	351	—	114	—	54

Unit Value	$—	$135.61	$—	$88.89	$—	$56.15	$—	$56.19

Fidelity Personal Retirement:

Units Outstanding	7,106	—	10,045	—	14,366	—	3,010	—

Highest Value	$99.01	$—	$238.74	$—	$79.56	$—	$105.53	$—

Lowest Value	$67.35	$—	$128.93	$—	$45.33	$—	$50.46	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class

Assets:

Investments at market value	$252,261	$334,384	$2,500,313	$32,417	$173,903	$73,988	$594,105	$28,819

Receivable from FILI	—	121	—	11	—	40	1	15

Total assets	$252,261	$334,505	$2,500,313	$32,428	$173,903	$74,028	$594,106	$28,834

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$252,261	$334,505	$2,500,313	$32,428	$173,903	$74,028	$594,106	$28,834

Net Assets:

Fidelity Retirement Reserves	$—	$310,308	$—	$29,120	$—	$66,547	$—	$25,923

Fidelity Income Advantage	—	24,197	—	3,308	—	7,481	—	2,911

Fidelity Personal Retirement	252,261	—	2,500,313	—	173,903	—	594,106	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$252,261	$334,505	$2,500,313	$32,428	$173,903	$74,028	$594,106	$28,834

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	1,734	—	703	—	783	—	657

Unit Value	$—	$179.03	$—	$41.42	$—	$85.03	$—	$39.45

Fidelity Income Advantage:

Units Outstanding	—	141	—	84	—	91	—	78

Unit Value	$—	$170.42	$—	$39.43	$—	$80.94	$—	$37.56

Fidelity Personal Retirement:

Units Outstanding	4,404	—	14,145	—	6,999	—	7,500	—

Highest Value	$65.17	$—	$374.12	$—	$34.77	$—	$112.25	$—

Lowest Value	$53.07	$—	$163.69	$—	$23.72	$—	$77.78	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financials Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments at market value	$257,348	$38,522	$252,276	$15,126	$190,550	$15,688	$129,787	$37,331

Receivable from FILI	—	16	—	—	—	—	—	—

Total assets	$257,348	$38,538	$252,276	$15,126	$190,550	$15,688	$129,787	$37,331

Liabilities:

Payable to FILI	—	—	—	12	—	19	—	28

Total net assets	$257,348	$38,538	$252,276	$15,114	$190,550	$15,669	$129,787	$37,303

Net Assets:

Fidelity Retirement Reserves	$—	$33,953	$—	$13,529	$—	$14,236	$—	$33,639

Fidelity Income Advantage	—	4,585	—	1,585	—	1,433	—	3,664

Fidelity Personal Retirement	257,348	—	252,276	—	190,550	—	129,787	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$257,348	$38,538	$252,276	$15,114	$190,550	$15,669	$129,787	$37,303

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	307	—	182	—	320	—	1,306

Unit Value	$—	$110.83	$—	$74.08	$—	$44.52	$—	$25.77

Fidelity Income Advantage:

Units Outstanding	—	43	—	22	—	34	—	149

Unit Value	$—	$105.50	$—	$70.52	$—	$42.57	$—	$24.66

Fidelity Personal Retirement:

Units Outstanding	5,291	—	3,486	—	2,552	—	4,468	—

Highest Value	$88.64	$—	$116.08	$—	$132.80	$—	$65.20	$—

Lowest Value	$35.31	$—	$66.98	$—	$73.46	$—	$27.23	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class

Assets:

Investments at market value	$775,145	$21,699	$413,779	$27,150	$271,927	$11,075	$73,195

Receivable from FILI	—	—	—	—	—	12	—

Total assets	$775,145	$21,699	$413,779	$27,150	$271,927	$11,087	$73,195

Liabilities:

Payable to FILI	—	20	1	24	—	—	—

Total net assets	$775,145	$21,679	$413,778	$27,126	$271,927	$11,087	$73,195

Net Assets:

Fidelity Retirement Reserves	$—	$20,238	$—	$25,230	$—	$11,087	$—

Fidelity Income Advantage	—	1,441	—	1,896	—	—	—

Fidelity Personal Retirement	775,145	—	413,778	—	271,927	—	73,195

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$775,145	$21,679	$413,778	$27,126	$271,927	$11,087	$73,195

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	536	—	528	—	554	—

Unit Value	$—	$37.71	$—	$47.88	$—	$19.98	$—

Fidelity Income Advantage:

Units Outstanding	—	40	—	42	—	—	—

Unit Value	$—	$36.18	$—	$45.94	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	36,379	—	10,028	—	4,936	—	3,544

Highest Value	$26.78	$—	$78.90	$—	$98.18	$—	$22.47

Lowest Value	$18.72	$—	$39.17	$—	$50.73	$—	$18.54

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class

Assets:

Investments at market value	$4,419	$46,335	$13,150	$80,183	$14,447	$165,459	$18,657

Receivable from FILI	1	—	1	—	1	—	1

Total assets	$4,420	$46,335	$13,151	$80,183	$14,448	$165,459	$18,658

Liabilities:

Payable to FILI	—	—	—	—	—	—	—

Total net assets	$4,420	$46,335	$13,151	$80,183	$14,448	$165,459	$18,658

Net Assets:

Fidelity Retirement Reserves	$4,420	$—	$13,151	$—	$14,448	$—	$18,658

Fidelity Income Advantage	—	—	—	—	—	—	—

Fidelity Personal Retirement	—	46,335	—	80,183	—	165,459	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$4,420	$46,335	$13,151	$80,183	$14,448	$165,459	$18,658

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	171	—	457	—	464	—	537

Unit Value	$25.88	$—	$28.76	$—	$31.15	$—	$34.75

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	—	1,690	—	2,641	—	5,072	—

Highest Value	$—	$33.66	$—	$37.54	$—	$43.49	$—

Lowest Value	$—	$24.58	$—	$27.08	$—	$30.19	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Assets:

Investments at market value	$195,749	$22,824	$366,942	$1,371	$35,304	$699	$21,971	$321

Receivable from FILI	—	—	1	—	—	1	—	—

Total assets	$195,749	$22,824	$366,943	$1,371	$35,304	$700	$21,971	$321

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$195,749	$22,824	$366,943	$1,371	$35,304	$700	$21,971	$321

Net Assets:

Fidelity Retirement Reserves	$—	$22,824	$—	$1,371	$—	$700	$—	$321

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	195,749	—	366,943	—	35,304	—	21,971	—

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$195,749	$22,824	$366,943	$1,371	$35,304	$700	$21,971	$321

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	614	—	100	—	48	—	22

Unit Value	$—	$37.17	$—	$13.82	$—	$14.49	$—	$14.76

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units Outstanding	5,367	—	9,414	—	2,517	—	1,495	—

Highest Value	$49.30	$—	$55.44	$—	$14.06	$—	$14.74	$—

Lowest Value	$33.80	$—	$37.35	$—	$14.01	$—	$14.68	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class

Assets:

Investments at market value	$7,030	$320	$11,892	$7,125	$24,611	$27,567	$24,891	$377,536

Receivable from FILI	1	—	—	26	53	37	5	1

Total assets	$7,031	$320	$11,892	$7,151	$24,664	$27,604	$24,896	$377,537

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$7,031	$320	$11,892	$7,151	$24,664	$27,604	$24,896	$377,537

Net Assets:

Fidelity Retirement Reserves	$—	$320	$—	$—	$—	$—	$22,928	$—

Fidelity Income Advantage	—	—	—	—	—	—	1,968	—

Fidelity Personal Retirement	7,031	—	11,892	—	—	—	—	377,537

Fidelity Freedom Lifetime Income	—	—	—	7,151	24,664	27,604	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$7,031	$320	$11,892	$7,151	$24,664	$27,604	$24,896	$377,537

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	22	—	—	—	—	580	—

Unit Value	$—	$14.75	$—	$—	$—	$—	$39.53	$—

Fidelity Income Advantage:

Units Outstanding	—	—	—	—	—	—	51	—

Unit Value	$—	$—	$—	$—	$—	$—	$37.99	$—

Fidelity Personal Retirement:

Units Outstanding	470	—	795	—	—	—	—	7,439

Highest Value	$15.00	$—	$15.00	$—	$—	$—	$—	$80.47

Lowest Value	$14.94	$—	$14.94	$—	$—	$—	$—	$43.38

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	321	921	831	—	—

Unit Value	$—	$—	$—	$22.20	$26.72	$33.15	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities – continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class

Assets:

Investments at market value	$624,710	$25,967	$50,951	$1,749,071	$2,196,184	$2,400,493	$1,045,915	$10,584

Receivable from FILI	6	—	—	—	231	80	66	—

Total assets	$624,716	$25,967	$50,951	$1,749,071	$2,196,415	$2,400,573	$1,045,981	$10,584

Liabilities:

Payable to FILI	—	—	—	284	—	—	—	30

Total net assets	$624,716	$25,967	$50,951	$1,748,787	$2,196,415	$2,400,573	$1,045,981	$10,554

Net Assets:

Fidelity Retirement Reserves	$26,482	$1,553	$1,747	$54,648	$31,285	$38,792	$25,600	$9,629

Fidelity Income Advantage	3,484	35	—	24,367	11,252	17,677	7,970	925

Fidelity Personal Retirement	585,826	24,379	49,204	1,560,556	1,584,592	2,310,311	998,111	—

Fidelity Freedom Lifetime Income	8,924	—	—	109,216	130,168	33,793	14,300	—

Fidelity Growth and Guaranteed Income	—	—	—	—	439,118	—	—	—

Total net assets	$624,716	$25,967	$50,951	$1,748,787	$2,196,415	$2,400,573	$1,045,981	$10,554

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,431	127	140	2,048	1,140	1,203	704	270

Unit Value	$18.53	$12.16	$12.54	$26.67	$27.44	$32.21	$36.36	$35.76

Fidelity Income Advantage:

Units Outstanding	195	3	—	962	422	568	227	29

Unit Value	$17.81	$12.10	$—	$25.63	$26.48	$30.96	$34.94	$34.44

Fidelity Personal Retirement:

Units Outstanding	29,506	1,972	3,858	52,548	50,164	62,450	23,284	—

Highest Value	$21.42	$12.39	$12.78	$37.15	$44.49	$51.51	$64.68	$—

Lowest Value	$18.37	$12.34	$12.73	$28.66	$30.26	$35.91	$40.54	$—

Fidelity Freedom Lifetime Income:

Units Outstanding	506	—	—	4,311	4,573	1,101	411	—

Unit Value	$17.60	$—	$—	$25.34	$28.43	$30.68	$34.74	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	8,685	—	—	—

Highest Value	$—	$—	$—	$—	$37.51	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$25.58	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	6,798	—	—	—

Highest Value	$—	$—	$—	$—	$36.55	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$24.87	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Hedged Equity Investor Class (C)	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class

Assets:

Investments at market value	$170,106	$6,748	$53,769	$33,017	$349,744	$8,999	$13,848	$231,016

Receivable from FILI	—	4	—	—	—	—	2	—

Total assets	$170,106	$6,752	$53,769	$33,017	$349,744	$8,999	$13,850	$231,016

Liabilities:

Payable to FILI	—	—	—	30	—	—	—	—

Total net assets	$170,106	$6,752	$53,769	$32,987	$349,744	$8,999	$13,850	$231,016

Net Assets:

Fidelity Retirement Reserves	$—	$6,243	$—	$28,871	$—	$—	$12,722	$—

Fidelity Income Advantage	—	509	—	4,116	—	—	1,128	—

Fidelity Personal Retirement	170,106	—	53,769	—	349,744	8,999	—	231,016

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$170,106	$6,752	$53,769	$32,987	$349,744	$8,999	$13,850	$231,016

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	—	203	—	561	—	—	658	—

Unit Value	$—	$30.83	$—	$51.45	$—	$—	$19.35	$—

Fidelity Income Advantage:

Units Outstanding	—	16	—	83	—	—	59	—

Unit Value	$—	$29.69	$—	$49.55	$—	$—	$18.67	$—

Fidelity Personal Retirement:

Units Outstanding	4,451	—	1,632	—	5,163	767	—	9,209

Highest Value	$48.90	$—	$68.22	$—	$136.32	$11.74	$—	$56.12

Lowest Value	$37.15	$—	$31.74	$—	$56.20	$11.73	$—	$21.04

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

(C) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity – Class I	VIF – Emerging Markets Debt – Class I

Assets:

Investments at market value	$11,024	$283,761	$597,216	$982,016	$170,619	$570,978	$45,747	$75,924

Receivable from FILI	3	—	2	3	4	1	2	—

Total assets	$11,027	$283,761	$597,218	$982,019	$170,623	$570,979	$45,749	$75,924

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$11,027	$283,761	$597,218	$982,019	$170,623	$570,979	$45,749	$75,924

Net Assets:

Fidelity Retirement Reserves	$10,328	$—	$22,064	$44,101	$4,971	$19,243	$14,411	$6,965

Fidelity Income Advantage	699	—	657	852	634	1,018	1,270	776

Fidelity Personal Retirement	—	283,761	574,497	937,066	165,018	550,718	30,068	68,183

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$11,027	$283,761	$597,218	$982,019	$170,623	$570,979	$45,749	$75,924

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	671	—	2,029	1,783	290	1,195	336	162

Unit Value	$15.37	$—	$10.87	$24.74	$17.13	$16.10	$42.92	$42.88

Fidelity Income Advantage:

Units Outstanding	46	—	61	35	38	65	31	20

Unit Value	$15.01	$—	$10.71	$24.36	$16.87	$15.86	$40.67	$40.64

Fidelity Personal Retirement:

Units Outstanding	—	17,175	50,351	36,067	9,172	32,576	1,494	3,395

Highest Value	$—	$16.62	$11.47	$26.09	$18.07	$16.98	$38.00	$27.69

Lowest Value	$—	$16.33	$11.34	$25.79	$17.86	$16.79	$18.78	$17.76

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor	Invesco – VI Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative

Assets:

Investments at market value	$27,598	$137,438	$36,107	$21,809	$21,917	$28,928	$294,373	$150,765

Receivable from FILI	11	4	5	12	11	1	4	—

Total assets	$27,609	$137,442	$36,112	$21,821	$21,928	$28,929	$294,377	$150,765

Liabilities:

Payable to FILI	—	—	—	—	—	—	—	—

Total net assets	$27,609	$137,442	$36,112	$21,821	$21,928	$28,929	$294,377	$150,765

Net Assets:

Fidelity Retirement Reserves	$5,186	$9,514	$7,153	$19,756	$20,286	$96	$16,182	$6,254

Fidelity Income Advantage	1,417	1,050	1,141	2,065	1,642	145	476	563

Fidelity Personal Retirement	21,006	126,878	27,818	—	—	28,688	277,719	143,948

Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$27,609	$137,442	$36,112	$21,821	$21,928	$28,929	$294,377	$150,765

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	188	366	193	238	203	11	1,334	422

Unit Value	$27.49	$25.98	$37.17	$83.03	$99.84	$8.91	$12.12	$14.83

Fidelity Income Advantage:

Units Outstanding	54	41	32	26	18	17	40	39

Unit Value	$26.05	$24.97	$35.23	$78.69	$94.62	$8.67	$11.73	$14.35

Fidelity Personal Retirement:

Units Outstanding	836	5,350	942	—	—	2,947	21,331	9,315

Highest Value	$37.29	$45.67	$40.39	$—	$—	$9.82	$13.27	$16.22

Lowest Value	$21.90	$21.55	$25.18	$—	$—	$9.62	$12.82	$14.96

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—	—	—	—	—

Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—	—	—	—	—

Highest Value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2025

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin U.S. Government Securities Fund – Class 2

Assets:

Investments at market value	$381,339	$169,934	$46,400	$57,265

Receivable from FILI	1	2	—	—

Total assets	$381,340	$169,936	$46,400	$57,265

Liabilities:

Payable to FILI	—	1	1	—

Total net assets	$381,340	$169,935	$46,399	$57,265

Net Assets:

Fidelity Retirement Reserves	$15,113	$4,260	$1,425	$2,119

Fidelity Income Advantage	558	527	147	102

Fidelity Personal Retirement	365,669	165,148	44,827	55,044

Fidelity Freedom Lifetime Income	—	—	—	—

Fidelity Growth and Guaranteed Income	—	—	—	—

Total net assets	$381,340	$169,935	$46,399	$57,265

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units Outstanding	1,068	197	151	205

Unit Value	$14.16	$21.61	$9.43	$10.35

Fidelity Income Advantage:

Units Outstanding	41	25	16	10

Unit Value	$13.70	$21.02	$9.18	$10.06

Fidelity Personal Retirement:

Units Outstanding	24,440	7,008	4,351	4,882

Highest Value	$15.49	$23.81	$10.39	$11.40

Lowest Value	$14.48	$23.32	$10.18	$11.17

Fidelity Freedom Lifetime Income:

Units Outstanding	—	—	—	—

Unit Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units Outstanding	—	—	—	—

Highest Value	$—	$—	$—	$—

Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	9,912	136,739	3,173	21,245	6,975	12,156

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	1,786	—	310	—	2,696	—
Administrative and other charges	119	—	21	—	180	—

Total expenses	1,905	—	331	—	2,876	—

Fidelity Income Advantage
Mortality and expense risk charges	56	—	65	—	253	—
Administrative and other charges	19	—	22	—	84	—

Total expenses	75	—	87	—	337	—

Fidelity Personal Retirement
Mortality and expense risk charges	—	4,087	—	365	—	766
Administrative and other charges	—	1,696	—	160	—	337

Total expenses	—	5,783	—	525	—	1,103

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	109	—	—	—	—
Administrative and other charges	—	31	—	—	—	—

Total expenses	—	140	—	—	—	—

Total expenses	1,980	5,924	418	525	3,213	1,103

Net investment income (loss)	7,932	130,815	2,755	20,720	3,762	11,053

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	—	—	(1,342)	1,043	6,256	12,466

Realized gain distributions	—	—	—	—	21,641	38,607

Net realized gain (loss) on investments	—	—	(1,342)	1,043	27,897	51,073

Unrealized appreciation (depreciation)	—	—	3,062	9,226	33,544	54,422

Net increase (decrease) in net assets from operations	7,932	130,815	4,475	30,989	65,203	116,548

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	2,253	2,955	1,041	4,065	3,599	26,959

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	5,541	—	465	—	653	—
Administrative and other charges	369	—	31	—	44	—

Total expenses	5,910	—	496	—	697	—

Fidelity Income Advantage
Mortality and expense risk charges	357	—	35	—	117	—
Administrative and other charges	119	—	12	—	39	—

Total expenses	476	—	47	—	156	—

Fidelity Personal Retirement
Mortality and expense risk charges	—	1,401	—	309	—	862
Administrative and other charges	—	651	—	132	—	368

Total expenses	—	2,052	—	441	—	1,230

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	6,386	2,052	543	441	853	1,230

Net investment income (loss)	(4,133)	903	498	3,624	2,746	25,729

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	37,426	48,110	1,342	11,210	(1,121)	(858)

Realized gain distributions	100,331	170,114	5,794	23,509	—	—

Net realized gain (loss) on investments	137,757	218,224	7,136	34,719	(1,121)	(858)

Unrealized appreciation (depreciation)	(31,081)	(39,776)	3,806	6,225	4,650	24,470

Net increase (decrease) in net assets from operations	102,543	179,351	11,440	44,568	6,275	49,341

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager 50% Initial Class (B)	VIP – Asset Manager 50% Investor Class (B)	VIP – Index 500 Initial Class	VIP – Asset Manager 70% Initial Class (B)	VIP – Asset Manager 70% Investor Class (B)	VIP – Contrafund Initial Class

Income:
Dividends	3,789	5,570	79,385	1,087	3,551	1,815

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	1,051	—	5,071	394	—	9,175
Administrative and other charges	70	—	338	26	—	612

Total expenses	1,121	—	5,409	420	—	9,787

Fidelity Income Advantage
Mortality and expense risk charges	110	—	421	59	—	663
Administrative and other charges	37	—	140	20	—	221

Total expenses	147	—	561	79	—	884

Fidelity Personal Retirement
Mortality and expense risk charges	—	276	6,490	—	238	—
Administrative and other charges	—	104	3,039	—	82	—

Total expenses	—	380	9,529	—	320	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,268	380	15,499	499	320	10,671

Net investment income (loss)	2,521	5,190	63,886	588	3,231	(8,856)

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	368	1,518	393,766	2,169	3,550	74,621

Realized gain distributions	7,149	9,280	35,141	2,013	4,880	209,100

Net realized gain (loss) on investments	7,517	10,798	428,907	4,182	8,430	283,721

Unrealized appreciation (depreciation)	10,224	12,490	622,025	4,839	15,544	(30,283)

Net increase (decrease) in net assets from operations	20,262	28,478	1,114,818	9,609	27,205	244,582

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Income:
Dividends	2,977	3,264	69,903	146	1,041	2,168

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	1,191	—	166	—	958
Administrative and other charges	—	79	—	11	—	64

Total expenses	—	1,270	—	177	—	1,022

Fidelity Income Advantage
Mortality and expense risk charges	—	254	—	25	—	117
Administrative and other charges	—	85	—	8	—	39

Total expenses	—	339	—	33	—	156

Fidelity Personal Retirement
Mortality and expense risk charges	3,387	—	4,426	—	226	—
Administrative and other charges	1,520	—	1,675	—	106	—

Total expenses	4,907	—	6,101	—	332	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	7,155	—	—	—
Administrative and other charges	—	—	1,911	—	—	—

Total expenses	—	—	9,066	—	—	—

Total expenses	4,907	1,609	15,167	210	332	1,178

Net investment income (loss)	(1,930)	1,655	54,736	(64)	709	990

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	126,097	8,678	129,295	1,030	9,723	7,371

Realized gain distributions	501,922	9,608	204,923	4,628	38,660	13,154

Net realized gain (loss) on investments	628,019	18,286	334,218	5,658	48,383	20,525

Unrealized appreciation (depreciation)	(37,354)	5,756	180,153	(1,433)	(13,713)	5,290

Net increase (decrease) in net assets from operations	588,735	25,697	569,107	4,161	35,379	26,805

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class

Income:
Dividends	7,151	—	—	1,070	2,494	389

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	1,440	—	1,658	—	232
Administrative and other charges	—	96	—	111	—	15

Total expenses	—	1,536	—	1,769	—	247

Fidelity Income Advantage
Mortality and expense risk charges	—	167	—	233	—	48
Administrative and other charges	—	56	—	78	—	16

Total expenses	—	223	—	311	—	64

Fidelity Personal Retirement
Mortality and expense risk charges	530	—	1,327	—	741	—
Administrative and other charges	228	—	635	—	334	—

Total expenses	758	—	1,962	—	1,075	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	758	1,759	1,962	2,080	1,075	311

Net investment income (loss)	6,393	(1,759)	(1,962)	(1,010)	1,419	78

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	20,974	19,008	76,438	1,824	2,959	(534)

Realized gain distributions	44,488	3,413	19,635	28,399	76,396	1,532

Net realized gain (loss) on investments	65,462	22,421	96,073	30,223	79,355	998

Unrealized appreciation (depreciation)	16,264	19,975	152,840	(3,851)	(7,857)	1,043

Net increase (decrease) in net assets from operations	88,119	40,637	246,951	25,362	72,917	2,119

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class

Income:
Dividends	1,513	583	4,243	—	—	711

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	221	—	2,102	—	221
Administrative and other charges	—	15	—	140	—	15

Total expenses	—	236	—	2,242	—	236

Fidelity Income Advantage
Mortality and expense risk charges	—	22	—	174	—	26
Administrative and other charges	—	7	—	58	—	9

Total expenses	—	29	—	232	—	35

Fidelity Personal Retirement
Mortality and expense risk charges	177	—	285	—	2,175	—
Administrative and other charges	80	—	123	—	1,097	—

Total expenses	257	—	408	—	3,272	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	257	265	408	2,474	3,272	271

Net investment income (loss)	1,256	318	3,835	(2,474)	(3,272)	440

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(3,718)	1,733	14,292	29,254	156,850	(296)

Realized gain distributions	6,726	1,270	9,964	23,106	163,886	—

Net realized gain (loss) on investments	3,008	3,003	24,256	52,360	320,736	(296)

Unrealized appreciation (depreciation)	5,645	698	3,695	9,750	135,035	2,822

Net increase (decrease) in net assets from operations	9,909	4,019	31,786	59,636	452,499	2,966

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financials Initial Class	VIP – Financials Investor Class	VIP – Industrials Initial Class

Income:
Dividends	3,620	270	1,730	485	4,166	32

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	490	—	205	—	234
Administrative and other charges	—	33	—	14	—	16

Total expenses	—	523	—	219	—	250

Fidelity Income Advantage
Mortality and expense risk charges	—	54	—	21	—	31
Administrative and other charges	—	18	—	7	—	10

Total expenses	—	72	—	28	—	41

Fidelity Personal Retirement
Mortality and expense risk charges	206	—	617	—	251	—
Administrative and other charges	90	—	276	—	125	—

Total expenses	296	—	893	—	376	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	296	595	893	247	376	291

Net investment income (loss)	3,324	(325)	837	238	3,790	(259)

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	487	1,778	10,655	1,839	12,681	1,548

Realized gain distributions	—	5,397	40,593	1,288	10,554	1,024

Net realized gain (loss) on investments	487	7,175	51,248	3,127	23,235	2,572

Unrealized appreciation (depreciation)	12,584	1,774	19,263	329	5,994	4,886

Net increase (decrease) in net assets from operations	16,395	8,624	71,348	3,694	33,019	7,199

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Income:
Dividends	111	13	141	329	2,672	1,425

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	110	—	115	—	253
Administrative and other charges	—	7	—	8	—	17

Total expenses	—	117	—	123	—	270

Fidelity Income Advantage
Mortality and expense risk charges	—	14	—	11	—	29
Administrative and other charges	—	5	—	4	—	10

Total expenses	—	19	—	15	—	39

Fidelity Personal Retirement
Mortality and expense risk charges	231	—	201	—	158	—
Administrative and other charges	111	—	95	—	66	—

Total expenses	342	—	296	—	224	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	342	136	296	138	224	309

Net investment income (loss)	(231)	(123)	(155)	191	2,448	1,116

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	11,558	933	8,670	(714)	(935)	(142)

Realized gain distributions	6,389	1,982	23,111	7	58	—

Net realized gain (loss) on investments	17,947	2,915	31,781	(707)	(877)	(142)

Unrealized appreciation (depreciation)	26,943	(2,056)	(21,580)	894	2,203	1,880

Net increase (decrease) in net assets from operations	44,659	736	10,046	378	3,774	2,854

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class

Income:
Dividends	28,592	200	3,715	365	3,392	367

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	146	—	186	—	89
Administrative and other charges	—	10	—	12	—	6

Total expenses	—	156	—	198	—	95

Fidelity Income Advantage
Mortality and expense risk charges	—	11	—	14	—	—
Administrative and other charges	—	4	—	5	—	—

Total expenses	—	15	—	19	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	873	—	406	—	290	—
Administrative and other charges	373	—	190	—	132	—

Total expenses	1,246	—	596	—	422	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	1,246	171	596	217	422	95

Net investment income (loss)	27,346	29	3,119	148	2,970	272

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(77)	1,215	13,916	217	2,036	122

Realized gain distributions	—	94	1,716	2,132	21,347	4

Net realized gain (loss) on investments	(77)	1,309	15,632	2,349	23,383	126

Unrealized appreciation (depreciation)	34,256	1,783	40,132	65	820	605

Net increase (decrease) in net assets from operations	61,525	3,121	58,883	2,562	27,173	1,003

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class

Income:
Dividends	2,463	145	1,518	393

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	36	—	101
Administrative and other charges	—	2	—	7

Total expenses	—	38	—	108

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	109	—	82	—
Administrative and other charges	36	—	24	—

Total expenses	145	—	106	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—
Administrative and other charges	—	—	—	—

Total expenses	—	—	—	—

Total expenses	145	38	106	108

Net investment income (loss)	2,318	107	1,412	285

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	383	(109)	229	(65)

Realized gain distributions	31	67	102	523

Net realized gain (loss) on investments	414	(42)	331	458

Unrealized appreciation (depreciation)	3,751	370	2,936	673

Net increase (decrease) in net assets from operations	6,483	435	4,679	1,416

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class

Income:
Dividends	2,409	388	4,394	470	4,878	537

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	106	—	141	—	171
Administrative and other charges	—	7	—	9	—	11

Total expenses	—	113	—	150	—	182

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	130	—	253	—	310	—
Administrative and other charges	40	—	81	—	97	—

Total expenses	170	—	334	—	407	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	170	113	334	150	407	182

Net investment income (loss)	2,239	275	4,060	320	4,471	355

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	344	(22)	1,311	313	2,630	748

Realized gain distributions	2,544	771	8,311	654	12,437	1,044

Net realized gain (loss) on investments	2,888	749	9,622	967	15,067	1,792

Unrealized appreciation (depreciation)	3,749	620	6,122	1,116	6,125	971

Net increase (decrease) in net assets from operations	8,876	1,644	19,804	2,403	25,663	3,118

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2030 Investor Class	VIP – Freedom 2035 Initial Class	VIP – Investor Freedom 2035 Investor Class	VIP – Freedom 2040 Initial Class	VIP – Investor Freedom 2040 Investor Class	VIP – Freedom 2045 Initial Class

Income:
Dividends	8,448	27	719	11	334	4

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	8	—	4	—	2
Administrative and other charges	—	1	—	—	—	—

Total expenses	—	9	—	4	—	2

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	544	—	39	—	26	—
Administrative and other charges	176	—	14	—	9	—

Total expenses	720	—	53	—	35	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	720	9	53	4	35	2

Net investment income (loss)	7,728	18	666	7	299	2

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	7,142	39	724	88	612	1

Realized gain distributions	14,957	46	1,287	33	887	7

Net realized gain (loss) on investments	22,099	85	2,011	121	1,499	8

Unrealized appreciation (depreciation)	19,862	49	1,543	(11)	1,151	24

Net increase (decrease) in net assets from operations	49,689	152	4,220	117	2,949	34

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Investor Freedom 2045 Investor Class	VIP – Freedom 2050 Initial Class	VIP – Investor Freedom 2050 Investor Class	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III

Income:
Dividends	89	4	144	243	775	722

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	1	—	—	—	—

Fidelity Income Advantage
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Personal Retirement
Mortality and expense risk charges	9	—	13	—	—	—
Administrative and other charges	2	—	4	—	—	—

Total expenses	11	—	17	—	—	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	37	123	136
Administrative and other charges	—	—	—	7	25	27

Total expenses	—	—	—	44	148	163

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	11	1	17	44	148	163

Net investment income (loss)	78	3	127	199	627	559

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	249	—	172	(7)	100	291

Realized gain distributions	306	1	480	3	576	1,220

Net realized gain (loss) on investments	555	1	652	(4)	676	1,511

Unrealized appreciation (depreciation)	251	—	721	440	1,074	1,225

Net increase (decrease) in net assets from operations	884	4	1,500	635	2,377	3,295

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 30% Investor Class	VIP – FundsManager 40% Investor Class	VIP – FundsManager 50% Investor Class

Income:
Dividends	216	2,847	22,281	680	1,059	44,785

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	164	—	210	10	9	406
Administrative and other charges	11	—	14	1	1	27

Total expenses	175	—	224	11	10	433

Fidelity Income Advantage
Mortality and expense risk charges	14	—	26	—	—	185
Administrative and other charges	5	—	9	—	—	62

Total expenses	19	—	35	—	—	247

Fidelity Personal Retirement
Mortality and expense risk charges	—	378	863	28	43	2,255
Administrative and other charges	—	171	288	9	15	750

Total expenses	—	549	1,151	37	58	3,005

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	44	—	—	532
Administrative and other charges	—	—	9	—	—	106

Total expenses	—	—	53	—	—	638

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	194	549	1,463	48	68	4,323

Net investment income (loss)	22	2,298	20,818	632	991	40,462

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	283	6,969	687	472	967	15,838

Realized gain distributions	2,013	27,396	—	155	320	—

Net realized gain (loss) on investments	2,296	34,365	687	627	1,287	15,838

Unrealized appreciation (depreciation)	969	16,882	30,888	796	1,543	162,197

Net increase (decrease) in net assets from operations	3,287	53,545	52,393	2,055	3,821	218,497

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class

Income:
Dividends	46,687	42,421	13,695	222	3,334	77

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	226	284	183	84	—	49
Administrative and other charges	15	19	12	6	—	3

Total expenses	241	303	195	90	—	52

Fidelity Income Advantage
Mortality and expense risk charges	84	129	58	9	—	4
Administrative and other charges	28	43	19	3	—	1

Total expenses	112	172	77	12	—	5

Fidelity Personal Retirement
Mortality and expense risk charges	2,200	3,002	1,223	—	218	—
Administrative and other charges	740	1,054	434	—	91	—

Total expenses	2,940	4,056	1,657	—	309	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	627	163	74	—	—	—
Administrative and other charges	125	33	15	—	—	—

Total expenses	752	196	89	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	4,183	—	—	—	—	—
Administrative and other charges	1,083	—	—	—	—	—

Total expenses	5,266	—	—	—	—	—

Total expenses	9,311	4,727	2,018	102	309	57

Net investment income (loss)	37,376	37,694	11,677	120	3,025	20

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	18,117	30,339	17,808	(153)	(55)	(18)

Realized gain distributions	8,595	20,244	16,131	793	11,199	1,143

Net realized gain (loss) on investments	26,712	50,583	33,939	640	11,144	1,125

Unrealized appreciation (depreciation)	230,754	257,124	117,594	(1,259)	(20,203)	(465)

Net increase (decrease) in net assets from operations	294,842	345,401	163,210	(499)	(6,034)	680

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Hedged Equity Investor Class (C)	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class

Income:
Dividends	575	—	—	34	224	3,803

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	—	164	—	—	75	—
Administrative and other charges	—	11	—	—	5	—

Total expenses	—	175	—	—	80	—

Fidelity Income Advantage
Mortality and expense risk charges	—	28	—	—	6	—
Administrative and other charges	—	9	—	—	2	—

Total expenses	—	37	—	—	8	—

Fidelity Personal Retirement
Mortality and expense risk charges	56	—	255	3	—	172
Administrative and other charges	25	—	129	1	—	76

Total expenses	81	—	384	4	—	248

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	81	212	384	4	88	248

Net investment income (loss)	494	(212)	(384)	30	136	3,555

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	113	2,774	22,084	71	452	2,733

Realized gain distributions	8,041	2,095	20,761	—	86	1,418

Net realized gain (loss) on investments	8,154	4,869	42,845	71	538	4,151

Unrealized appreciation (depreciation)	(3,418)	2,176	27,577	100	2,989	43,448

Net increase (decrease) in net assets from operations	5,230	6,833	70,038	201	3,663	51,154

(C) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class

Income:
Dividends	900	22,197	18,774	10,060	1,853	13,409

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	93	—	157	301	33	115
Administrative and other charges	6	—	10	20	2	8

Total expenses	99	—	167	321	35	123

Fidelity Income Advantage
Mortality and expense risk charges	5	—	5	7	3	5
Administrative and other charges	2	—	2	2	1	2

Total expenses	7	—	7	9	4	7

Fidelity Personal Retirement
Mortality and expense risk charges	—	300	608	925	156	456
Administrative and other charges	—	146	254	431	74	206

Total expenses	—	446	862	1,356	230	662

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	106	446	1,036	1,686	269	792

Net investment income (loss)	794	21,751	17,738	8,374	1,584	12,617

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	9	(268)	1,169	55,999	2,871	11,795

Realized gain distributions	—	—	—	—	—	—

Net realized gain (loss) on investments	9	(268)	1,169	55,999	2,871	11,795

Unrealized appreciation (depreciation)	(286)	(7,555)	15,152	81,240	13,329	93,685

Net increase (decrease) in net assets from operations	517	13,928	34,059	145,613	17,784	118,097

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity – Class I	VIF – Emerging Markets Debt – Class I	VIF – Global Strategist – Class II	Lazard – Retirement Emerging Markets Portfolio – Investor	Invesco – VI Global Core Equity Series I	Allspring – VT Discovery SMID Cap Growth Class 2

Income:
Dividends	160	9,969	—	2,741	480	—

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	99	50	39	48	52	150
Administrative and other charges	7	3	3	3	3	10

Total expenses	106	53	42	51	55	160

Fidelity Income Advantage
Mortality and expense risk charges	9	6	10	4	9	16
Administrative and other charges	3	2	3	1	3	5

Total expenses	12	8	13	5	12	21

Fidelity Personal Retirement
Mortality and expense risk charges	28	71	21	84	28	—
Administrative and other charges	13	31	10	40	14	—

Total expenses	41	102	31	124	42	—

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	159	163	86	180	109	181

Net investment income (loss)	1	9,806	(86)	2,561	371	(181)

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(1,273)	(159)	6	1,365	733	534

Realized gain distributions	1,329	—	918	—	2,377	159

Net realized gain (loss) on investments	56	(159)	924	1,365	3,110	693

Unrealized appreciation (depreciation)	11,317	80	3,277	26,058	1,451	409

Net increase (decrease) in net assets from operations	11,374	9,727	4,115	29,984	4,932	921

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2	PVIT – Commodity Real Return Portfolio – Administrative	PVIT – Low Duration Portfolio – Administrative	PVIT – Real Return Portfolio – Administrative	PVIT – Total Return Portfolio – Administrative	Blackrock – Global Allocation V.I. Fund – Class I

Income:
Dividends	11	739	10,696	4,908	14,859	5,358

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	150	1	121	50	130	26
Administrative and other charges	10	—	8	3	9	2

Total expenses	160	1	129	53	139	28

Fidelity Income Advantage
Mortality and expense risk charges	13	2	3	5	4	4
Administrative and other charges	4	1	1	2	1	1

Total expenses	17	3	4	7	5	5

Fidelity Personal Retirement
Mortality and expense risk charges	—	31	316	161	441	193

Administrative and other charges	—	13	128	70	172	77

Total expenses	—	44	444	231	613	270

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	177	48	577	291	757	303

Net investment income (loss)	(166)	691	10,119	4,617	14,102	5,055

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	60	(311)	(230)	(452)	(2,211)	1,243

Realized gain distributions	2,271	—	—	—	—	12,846

Net realized gain (loss) on investments	2,331	(311)	(230)	(452)	(2,211)	14,089

Unrealized appreciation (depreciation)	(929)	3,613	4,051	6,438	18,094	8,780

Net increase (decrease) in net assets from operations	1,236	3,993	13,940	10,603	29,985	27,924

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2025

(In thousands)	Subaccounts Investing In:
	FTVIP – Templeton Global Bond Fund – Class 2	FTVIP – Franklin U.S. Government Securities Fund – Class 2

Income:
Dividends	—	1,680

Expenses:

Fidelity Retirement Reserves
Mortality and expense risk charges	13	22
Administrative and other charges	1	1

Total expenses	14	23

Fidelity Income Advantage
Mortality and expense risk charges	1	1
Administrative and other charges	—	—

Total expenses	1	1

Fidelity Personal Retirement
Mortality and expense risk charges	48	66
Administrative and other charges	20	25

Total expenses	68	91

Fidelity Freedom Lifetime Income
Mortality and expense risk charges	—	—
Administrative and other charges	—	—

Total expenses	—	—

Fidelity Growth and Guaranteed Income
Mortality and expense risk charges	—	—
Administrative and other charges	—	—

Total expenses	—	—

Total expenses	83	115

Net investment income (loss)	(83)	1,565

Realized and unrealized gain (loss) on investments:

Realized Gain (loss) on sale of fund shares	(313)	136

Realized gain distributions	—	—

Net realized gain (loss) on investments	(313)	136

Unrealized appreciation (depreciation)	6,227	1,538

Net increase (decrease) in net assets from operations	5,831	3,239

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Government Money Market Initial Class		VIP – Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$7,932	$9,525	$130,815	$138,562	$2,755	$2,494	$20,720	$17,828
Net realized gain (loss) on investments	—	—	—	—	(1,342)	(7,995)	1,043	166
Unrealized appreciation (depreciation)	—	—	—	—	3,062	9,512	9,226	7,354

Net increase (decrease) in net assets from operations	7,932	9,525	130,815	138,562	4,475	4,011	30,989	25,348

Contract Transactions:
Payments received from contract owners	1,081	1,889	1,417,788	1,347,160	72	56	3,443	7,067
Transfers between sub-accounts and the fixed account, net	49,463	27,133	(285,999)	(441,110)	469	(2,459)	4,583	(7,484)
Contract benefits	(6,638)	(4,579)	(237,473)	(192,253)	(1,645)	(1,970)	(36)	(92)
Contract terminations	(33,744)	(41,808)	(544,772)	(518,445)	(1,837)	(3,008)	(9,156)	(10,969)
Contract maintenance charges	(47)	(46)	—	—	(5)	(6)	—	—
Other transfers (to) from FILI, net	1	(310)	(23)	(55)	(244)	(330)	(2)	(2)

Net increase (decrease) in net assets from contract transactions	10,116	(17,721)	349,521	195,297	(3,190)	(7,717)	(1,168)	(11,480)

Total increase (decrease) in net assets	18,048	(8,196)	480,336	333,859	1,285	(3,706)	29,821	13,868
Net Assets:
Beginning of period	225,987	234,183	3,076,385	2,742,526	49,163	52,869	308,629	294,761

End of period	$244,035	$225,987	$3,556,721	$3,076,385	$50,448	$49,163	$338,450	$308,629

(In thousands)	Subaccounts Investing In:

	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,762	$3,537	$11,053	$9,738	$(4,133)	$(6,217)	$903	$(1,911)
Net realized gain (loss) on investments	27,897	26,633	51,073	44,176	137,757	207,740	218,224	321,952
Unrealized appreciation (depreciation)	33,544	21,660	54,422	25,482	(31,081)	(11,326)	(39,776)	(28,960)

Net increase (decrease) in net assets from operations	65,203	51,830	116,548	79,396	102,543	190,197	179,351	291,081

Contract Transactions:
Payments received from contract owners	229	125	4,152	6,013	577	736	8,439	13,360
Transfers between sub-accounts and the fixed account, net	(10,447)	(10,064)	19,580	18,690	(31,990)	(16,712)	(78,356)	80,245
Contract benefits	(10,882)	(10,786)	(782)	(66)	(13,492)	(14,420)	(478)	(4,954)
Contract terminations	(16,499)	(18,907)	(28,979)	(23,167)	(34,252)	(37,748)	(34,136)	(32,042)
Contract maintenance charges	(38)	(39)	—	—	(81)	(86)	—	—
Other transfers (to) from FILI, net	(1,255)	(943)	(6)	(7)	(583)	(1,088)	25	37

Net increase (decrease) in net assets from contract transactions	(38,892)	(40,614)	(6,035)	1,463	(79,821)	(69,318)	(104,506)	56,646

Total increase (decrease) in net assets	26,311	11,216	110,513	80,859	22,722	120,879	74,845	347,727

Net Assets:
Beginning of period	382,625	371,409	624,856	543,997	790,637	669,758	1,288,097	940,370

End of period	$408,936	$382,625	$735,369	$624,856	$813,359	$790,637	$1,362,942	$1,288,097

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Overseas Initial Class		VIP – Overseas Investor Class		VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$498	$501	$3,624	$3,096	$2,746	$2,809	$25,729	$23,238
Net realized gain (loss) on investments	7,136	3,787	34,719	17,202	(1,121)	(2,279)	(858)	253
Unrealized appreciation (depreciation)	3,806	(1,297)	6,225	(8,810)	4,650	450	24,470	(13,059)

Net increase (decrease) in net assets from operations	11,440	2,991	44,568	11,488	6,275	980	49,341	10,432

Contract Transactions:
Payments received from contract owners	60	72	3,136	452	163	290	5,481	10,023
Transfers between sub-accounts and the fixed account, net	(657)	(2,601)	20,916	(11,175)	458	(1,603)	60,974	43,254
Contract benefits	(1,214)	(1,523)	(428)	(1,457)	(3,916)	(3,816)	(897)	(213)
Contract terminations	(2,388)	(4,517)	(8,630)	(9,483)	(5,059)	(7,624)	(36,094)	(34,194)
Contract maintenance charges	(8)	(8)	—	—	(11)	(13)	—	—
Other transfers (to) from FILI, net	(109)	(87)	(24)	(4)	(524)	(440)	(21)	(9)

Net increase (decrease) in net assets from contract transactions	(4,316)	(8,664)	14,970	(21,667)	(8,889)	(13,206)	29,443	18,861

Total increase (decrease) in net assets	7,124	(5,673)	59,538	(10,179)	(2,614)	(12,226)	78,784	29,293

Net Assets:
Beginning of period	59,845	65,518	213,047	223,226	103,361	115,587	708,962	679,669

End of period	$66,969	$59,845	$272,585	$213,047	$100,747	$103,361	$787,746	$708,962

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager 50% Initial Class (B)		VIP – Asset Manager 50% Investor Class (B)		VIP – Index 500 Initial Class		VIP – Asset Manager 70% Initial Class (B)

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$2,521	$2,460	$5,190	$4,352	$63,886	$63,643	$588	$540
Net realized gain (loss) on investments	7,517	1,003	10,798	2,663	428,907	332,771	4,182	2,518
Unrealized appreciation (depreciation)	10,224	8,314	12,490	9,005	622,025	889,547	4,839	2,581

Net increase (decrease) in net assets from operations	20,262	11,777	28,478	16,020	1,114,818	1,285,961	9,609	5,639

Contract Transactions:
Payments received from contract owners	390	526	3,031	1,227	50,273	54,239	144	143
Transfers between sub-accounts and the fixed account, net	(2,924)	(4,305)	8,146	(14,131)	(65,890)	219,769	(779)	(1,924)
Contract benefits	(5,121)	(6,321)	(621)	(3)	(21,408)	(16,789)	(2,427)	(1,436)
Contract terminations	(9,407)	(7,162)	(5,819)	(10,170)	(196,767)	(173,277)	(2,414)	(2,526)
Contract maintenance charges	(18)	(20)	—	—	(79)	(82)	(9)	(9)
Other transfers (to) from FILI, net	(887)	(418)	1	1	(497)	(875)	(213)	(227)

Net increase (decrease) in net assets from contract transactions	(17,967)	(17,700)	4,738	(23,076)	(234,368)	82,985	(5,698)	(5,979)

Total increase (decrease) in net assets	2,295	(5,923)	33,216	(7,056)	880,450	1,368,946	3,911	(340)

Net Assets:
Beginning of period	154,929	160,852	198,286	205,342	6,545,419	5,176,473	58,874	59,214

End of period	$157,224	$154,929	$231,502	$198,286	$7,425,869	$6,545,419	$62,785	$58,874

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Asset Manager 70% Investor Class (B)		VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,231	$2,104	$(8,856)	$(7,750)	$(1,930)	$(643)	$1,655	$1,867
Net realized gain (loss) on investments	8,430	4,755	283,721	206,110	628,019	430,452	18,286	12,139
Unrealized appreciation (depreciation)	15,544	6,551	(30,283)	137,394	(37,354)	269,271	5,756	11,856

Net increase (decrease) in net assets from operations	27,205	13,410	244,582	335,754	588,735	699,080	25,697	25,862

Contract Transactions:
Payments received from contract owners	3,773	1,934	1,047	997	22,062	17,378	148	764
Transfers between sub-accounts and the fixed account, net	34,812	1,062	(50,823)	(26,751)	11,898	129,957	(5,463)	2,293
Contract benefits	—	(9)	(26,810)	(25,695)	(1,031)	(102)	(7,586)	(5,997)
Contract terminations	(3,884)	(3,937)	(61,287)	(59,677)	(99,705)	(75,387)	(8,483)	(7,619)
Contract maintenance charges	—	—	(131)	(133)	—	—	(17)	(18)
Other transfers (to) from FILI, net	(1)	—	(4,092)	(2,928)	47	(4)	(740)	(384)

Net increase (decrease) in net assets from contract transactions	34,700	(950)	(142,096)	(114,187)	(66,729)	71,842	(22,141)	(10,961)

Total increase (decrease) in net assets	61,905	12,460	102,486	221,567	522,006	770,922	3,556	14,901

Net Assets:
Beginning of period	139,412	126,952	1,283,133	1,061,566	2,826,886	2,055,964	193,490	178,589

End of period	$201,317	$139,412	$1,385,619	$1,283,133	$3,348,892	$2,826,886	$197,046	$193,490

(In thousands)	Subaccounts Investing In:

	VIP – Balanced Investor Class		VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$54,736	$55,342	$(64)	$(154)	$709	$(13)	$990	$812
Net realized gain (loss) on investments	334,218	233,406	5,658	2,087	48,383	17,490	20,525	15,453
Unrealized appreciation (depreciation)	180,153	259,554	(1,433)	3,397	(13,713)	26,294	5,290	9,584

Net increase (decrease) in net assets from operations	569,107	548,302	4,161	5,330	35,379	43,771	26,805	25,849

Contract Transactions:
Payments received from contract owners	26,131	37,223	14	34	1,207	2,137	165	140
Transfers between sub-accounts and the fixed account, net	(43,913)	32,763	(1,165)	(415)	(20,091)	3,782	(4,356)	(5,141)
Contract benefits	(2,735)	(2,086)	(743)	(718)	(229)	(4)	(3,975)	(3,472)
Contract terminations	(205,541)	(216,326)	(1,507)	(985)	(9,311)	(8,042)	(5,267)	(5,670)
Contract maintenance charges	—	—	(2)	(2)	—	—	(18)	(18)
Other transfers (to) from FILI, net	2	(40)	(17)	14	1	4	(890)	(371)

Net increase (decrease) in net assets from contract transactions	(226,056)	(148,466)	(3,420)	(2,072)	(28,423)	(2,123)	(14,341)	(14,532)

Total increase (decrease) in net assets	343,051	399,836	741	3,258	6,956	41,648	12,464	11,317

Net Assets:
Beginning of period	4,031,716	3,631,880	25,722	22,464	214,160	172,512	137,805	126,488

End of period	$4,374,767	$4,031,716	$26,463	$25,722	$221,116	$214,160	$150,269	$137,805

(B) Fund Name Change (Note 1)

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Growth & Income Investor Class		VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$6,393	$4,971	$(1,759)	$(1,594)	$(1,962)	$(1,713)	$(1,010)	$(814)
Net realized gain (loss) on investments	65,462	43,725	22,421	10,765	96,073	53,318	30,223	39,219
Unrealized appreciation (depreciation)	16,264	25,715	19,975	51,296	152,840	287,817	(3,851)	2,248

Net increase (decrease) in net assets from operations	88,119	74,411	40,637	60,467	246,951	339,422	25,362	40,653

Contract Transactions:
Payments received from contract owners	4,874	2,782	131	161	10,392	8,625	109	104
Transfers between sub-accounts and the fixed account, net	14,575	8,876	(10,477)	(1,802)	(9,204)	(10,701)	(13,161)	(10,563)
Contract benefits	(3,892)	(336)	(5,562)	(7,003)	(615)	(487)	(6,769)	(8,542)
Contract terminations	(12,944)	(12,449)	(12,404)	(7,290)	(45,466)	(30,068)	(8,263)	(15,595)
Contract maintenance charges	—	—	(24)	(24)	—	—	(28)	(31)
Other transfers (to) from FILI, net	(3)	(1)	(228)	(141)	(10)	4	(1,001)	(772)

Net increase (decrease) in net assets from contract transactions	2,610	(1,128)	(28,564)	(16,099)	(44,903)	(32,627)	(29,113)	(35,399)

Total increase (decrease) in net assets	90,729	73,283	12,073	44,368	202,048	306,795	(3,751)	5,254

Net Assets:
Beginning of period	415,400	342,117	212,890	168,522	1,212,984	906,189	263,581	258,327

End of period	$506,129	$415,400	$224,963	$212,890	$1,415,032	$1,212,984	$259,830	$263,581

(In thousands)	Subaccounts Investing In:

	VIP – Mid Cap Investor Class		VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$1,419	$2,162	$78	$70	$1,256	$1,566	$318	$331
Net realized gain (loss) on investments	79,355	93,149	998	6,866	3,008	30,216	3,003	2,078
Unrealized appreciation (depreciation)	(7,857)	3,423	1,043	(3,322)	5,645	(14,673)	698	3,589

Net increase (decrease) in net assets from operations	72,917	98,734	2,119	3,614	9,909	17,109	4,019	5,998

Contract Transactions:
Payments received from contract owners	3,529	4,725	36	62	376	1,207	22	12
Transfers between sub-accounts and the fixed account, net	(17,639)	2,987	(5,286)	(1,215)	(32,948)	(23,191)	1,588	2,869
Contract benefits	(234)	(17)	(1,196)	(1,351)	(114)	(542)	(932)	(545)
Contract terminations	(20,167)	(16,974)	(1,298)	(2,132)	(6,069)	(6,252)	(953)	(1,589)
Contract maintenance charges	—	—	(4)	(5)	—	—	(5)	(4)
Other transfers (to) from FILI, net	(1)	(5)	(225)	(39)	1	(2)	(205)	(20)

Net increase (decrease) in net assets from contract transactions	(34,512)	(9,284)	(7,973)	(4,680)	(38,754)	(28,780)	(485)	723

Total increase (decrease) in net assets	38,405	89,450	(5,854)	(1,066)	(28,845)	(11,671)	3,534	6,721

Net Assets:
Beginning of period	673,555	584,105	42,372	43,438	184,986	196,657	30,402	23,681

End of period	$711,960	$673,555	$36,518	$42,372	$156,141	$184,986	$33,936	$30,402

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Utilities Investor Class		VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,835	$3,874	$(2,474)	$(2,438)	$(3,272)	$(2,947)	$440	$573
Net realized gain (loss) on investments	24,256	14,758	52,360	36,705	320,736	211,653	(296)	(244)
Unrealized appreciation (depreciation)	3,695	22,536	9,750	51,431	135,035	344,415	2,822	1,133

Net increase (decrease) in net assets from operations	31,786	41,168	59,636	85,698	452,499	553,121	2,966	1,462

Contract Transactions:
Payments received from contract owners	1,504	2,294	131	309	14,324	11,999	17	86
Transfers between sub-accounts and the fixed account, net	(21,599)	52,173	(23,373)	(13,961)	(30,712)	74,114	(3,537)	(8,236)
Contract benefits	(21)	(45)	(5,320)	(9,745)	(1,285)	(436)	(1,040)	(954)
Contract terminations	(7,525)	(6,010)	(11,015)	(10,587)	(71,877)	(61,978)	(1,118)	(1,658)
Contract maintenance charges	—	—	(33)	(35)	—	—	(6)	(8)
Other transfers (to) from FILI, net	2	(5)	(214)	(276)	(10)	(2)	(21)	(75)

Net increase (decrease) in net assets from contract transactions	(27,639)	48,407	(39,824)	(34,295)	(89,560)	23,697	(5,705)	(10,845)

Total increase (decrease) in net assets	4,147	89,575	19,812	51,403	362,939	576,818	(2,739)	(9,383)

Net Assets:
Beginning of period	248,114	158,539	314,693	263,290	2,137,374	1,560,556	35,167	44,550

End of period	$252,261	$248,114	$334,505	$314,693	$2,500,313	$2,137,374	$32,428	$35,167

(In thousands)	Subaccounts Investing In:

	VIP – Energy Investor Class		VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financials Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,324	$4,276	$(325)	$(768)	$837	$(1,100)	$238	$265
Net realized gain (loss) on investments	487	6,979	7,175	4,268	51,248	29,535	3,127	1,398
Unrealized appreciation (depreciation)	12,584	(1,589)	1,774	886	19,263	6,771	329	4,539

Net increase (decrease) in net assets from operations	16,395	9,666	8,624	4,386	71,348	35,206	3,694	6,202

Contract Transactions:
Payments received from contract owners	680	1,308	30	78	1,492	2,808	32	72
Transfers between sub-accounts and the fixed account, net	(24,042)	(57,194)	(11,620)	(8,277)	(56,275)	(102,324)	(4,053)	3,917
Contract benefits	(113)	(82)	(2,174)	(2,246)	(295)	(206)	(585)	(606)
Contract terminations	(6,354)	(6,944)	(2,673)	(5,750)	(15,456)	(18,726)	(956)	(415)
Contract maintenance charges	—	—	(9)	(11)	—	—	(6)	(5)
Other transfers (to) from FILI, net	2	(8)	(279)	(243)	2	(8)	(72)	75

Net increase (decrease) in net assets from contract transactions	(29,827)	(62,920)	(16,725)	(16,449)	(70,532)	(118,456)	(5,640)	3,038

Total increase (decrease) in net assets	(13,432)	(53,254)	(8,101)	(12,063)	816	(83,250)	(1,946)	9,240

Net Assets:
Beginning of period	187,335	240,589	82,129	94,192	593,290	676,540	30,780	21,540

End of period	$173,903	$187,335	$74,028	$82,129	$594,106	$593,290	$28,834	$30,780

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Financials Investor Class		VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$3,790	$3,169	$(259)	$(36)	$(231)	$875	$(123)	$(143)
Net realized gain (loss) on investments	23,235	10,937	2,572	2,595	17,947	15,835	2,915	1,594
Unrealized appreciation (depreciation)	5,994	36,125	4,886	2,930	26,943	13,743	(2,056)	2,379

Net increase (decrease) in net assets from operations	33,019	50,231	7,199	5,489	44,659	30,453	736	3,830

Contract Transactions:
Payments received from contract owners	1,081	1,882	22	81	1,387	1,462	10	6
Transfers between sub-accounts and the fixed account, net	(5,382)	28,962	3,008	1,767	29,848	16,098	(2,814)	(3,160)
Contract benefits	(90)	(40)	(1,044)	(632)	(146)	—	(598)	(711)
Contract terminations	(6,865)	(5,602)	(1,642)	(1,349)	(6,068)	(3,708)	(989)	(1,199)
Contract maintenance charges	—	—	(3)	(3)	—	—	(2)	(2)
Other transfers (to) from FILI, net	4	(3)	(209)	19	5	—	(280)	(89)

Net increase (decrease) in net assets from contract transactions	(11,252)	25,199	132	(117)	25,026	13,852	(4,673)	(5,155)

Total increase (decrease) in net assets	21,767	75,430	7,331	5,372	69,685	44,305	(3,937)	(1,325)

Net Assets:
Beginning of period	235,581	160,151	31,207	25,835	182,591	138,286	19,051	20,376

End of period	$257,348	$235,581	$38,538	$31,207	$252,276	$182,591	$15,114	$19,051

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Discretionary Investor Class		VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(155)	$(227)	$191	$584	$2,448	$5,229	$1,116	$1,064
Net realized gain (loss) on investments	31,781	13,304	(707)	(930)	(877)	(1,770)	(142)	(341)
Unrealized appreciation (depreciation)	(21,580)	28,470	894	1,287	2,203	4,436	1,880	1,320

Net increase (decrease) in net assets from operations	10,046	41,547	378	941	3,774	7,895	2,854	2,043

Contract Transactions:
Payments received from contract owners	483	1,326	23	26	629	815	26	140
Transfers between sub-accounts and the fixed account, net	(26,266)	(32,680)	(1,319)	(662)	(4,854)	(5,915)	220	(1,181)
Contract benefits	(61)	(14)	(578)	(678)	(9)	(51)	(881)	(1,409)
Contract terminations	(6,585)	(5,633)	(958)	(1,078)	(4,244)	(5,719)	(2,807)	(2,534)
Contract maintenance charges	—	—	(3)	(4)	—	—	(3)	(4)
Other transfers (to) from FILI, net	(2)	(4)	(38)	5	1	(2)	(157)	(402)

Net increase (decrease) in net assets from contract transactions	(32,431)	(37,005)	(2,873)	(2,391)	(8,477)	(10,872)	(3,602)	(5,390)

Total increase (decrease) in net assets	(22,385)	4,542	(2,495)	(1,450)	(4,703)	(2,977)	(748)	(3,347)

Net Assets:
Beginning of period	212,935	208,393	18,164	19,614	134,490	137,467	38,051	41,398

End of period	$190,550	$212,935	$15,669	$18,164	$129,787	$134,490	$37,303	$38,051

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Strategic Income Investor Class		VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class		VIP – Value Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$27,346	$25,436	$29	$(1)	$3,119	$1,654	$148	$114
Net realized gain (loss) on investments	(77)	(116)	1,309	783	15,632	11,404	2,349	3,428
Unrealized appreciation (depreciation)	34,256	15,753	1,783	421	40,132	11,681	65	(732)

Net increase (decrease) in net assets from operations	61,525	41,073	3,121	1,203	58,883	24,739	2,562	2,810

Contract Transactions:
Payments received from contract owners	6,814	7,888	17	9	4,132	1,872	11	10
Transfers between sub-accounts and the fixed account, net	3,838	(9,073)	1,482	374	46,840	(5,611)	13	(1,811)
Contract benefits	(34)	(78)	(260)	(370)	(23)	(8)	(456)	(580)
Contract terminations	(30,753)	(34,441)	(715)	(573)	(13,885)	(11,634)	(1,438)	(1,144)
Contract maintenance charges	—	—	(2)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	(1)	(7)	(7)	(132)	1	(1)	(11)	(1)

Net increase (decrease) in net assets from contract transactions	(20,136)	(35,711)	515	(693)	37,065	(15,382)	(1,883)	(3,528)

Total increase (decrease) in net assets	41,389	5,362	3,636	510	95,948	9,357	679	(718)

Net Assets:
Beginning of period	733,756	728,394	18,043	17,533	317,830	308,473	26,447	27,165

End of period	$775,145	$733,756	$21,679	$18,043	$413,778	$317,830	$27,126	$26,447

(In thousands)	Subaccounts Investing In:

	VIP – Value Investor Class		VIP – Freedom Income Initial Class (A)		VIP – Freedom Income Investor Class (A)		VIP – Freedom 2005 Initial Class (A)

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/24
Operations:
Net investment income (loss)	$2,970	$2,862	$272	$330	$2,318	$2,476	$37
Net realized gain (loss) on investments	23,383	37,229	126	36	414	(71)	(487)
Unrealized appreciation (depreciation)	820	(9,402)	605	26	3,751	246	519

Net increase (decrease) in net assets from operations	27,173	30,689	1,003	392	6,483	2,651	69

Contract Transactions:
Payments received from contract owners	1,039	1,733	2	3	209	292	—
Transfers between sub-accounts and the fixed account, net	(27,133)	(14,024)	(79)	4,114	(1,222)	11,051	(4,518)
Contract benefits	(202)	(17)	(321)	(683)	(13)	(1)	—
Contract terminations	(6,823)	(9,556)	(1,344)	(1,030)	(3,923)	(2,879)	(595)
Contract maintenance charges	—	—	(1)	(1)	—	—	—
Other transfers (to) from FILI, net	3	(5)	60	59	2	2	1

Net increase (decrease) in net assets from contract transactions	(33,116)	(21,869)	(1,683)	2,462	(4,947)	8,465	(5,112)

Total increase (decrease) in net assets	(5,943)	8,820	(680)	2,854	1,536	11,116	(5,043)

Net Assets:
Beginning of period	277,870	269,050	11,767	8,913	71,659	60,543	5,043

End of period	$271,927	$277,870	$11,087	$11,767	$73,195	$71,659	$—

(A) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2005 Investor Class (A)	VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class		VIP – Freedom 2015 Initial Class

	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$174	$107	$153	$1,412	$1,649	$285	$344
Net realized gain (loss) on investments	(2,355)	(42)	(108)	331	167	458	408
Unrealized appreciation (depreciation)	2,489	370	224	2,936	720	673	62

Net increase (decrease) in net assets from operations	308	435	269	4,679	2,536	1,416	814

Contract Transactions:
Payments received from contract owners	104	1	1	169	116	—	—
Transfers between sub-accounts and the fixed account, net	(16,683)	(533)	(796)	(4,447)	(4,899)	(1,145)	(810)
Contract benefits	—	(249)	(165)	—	(41)	(211)	(184)
Contract terminations	(329)	(567)	(588)	(2,279)	(1,693)	(833)	(547)
Contract maintenance charges	—	(1)	(1)	—	—	(2)	(2)
Other transfers (to) from FILI, net	—	3	—	(1)	—	5	(57)

Net increase (decrease) in net assets from contract transactions	(16,908)	(1,346)	(1,549)	(6,558)	(6,517)	(2,186)	(1,600)

Total increase (decrease) in net assets	(16,600)	(911)	(1,280)	(1,879)	(3,981)	(770)	(786)

Net Assets:
Beginning of period	16,600	5,331	6,611	48,214	52,195	13,921	14,707

End of period	$—	$4,420	$5,331	$46,335	$48,214	$13,151	$13,921

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020 Initial Class		VIP – Investor Freedom 2020 Investor Class		VIP – Freedom 2025 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$2,239	$2,405	$275	$296	$4,060	$4,284	$320	$310
Net realized gain (loss) on investments	2,888	623	749	356	9,622	3,193	967	382
Unrealized appreciation (depreciation)	3,749	1,865	620	434	6,122	4,703	1,116	765

Net increase (decrease) in net assets from operations	8,876	4,893	1,644	1,086	19,804	12,180	2,403	1,457

Contract Transactions:
Payments received from contract owners	175	805	5	10	460	971	6	60
Transfers between sub-accounts and the fixed account, net	(3,849)	(3,986)	(647)	(1,909)	(4,142)	(19,785)	(1,301)	(713)
Contract benefits	(6)	(12)	(130)	(766)	(21)	(30)	(31)	(249)
Contract terminations	(5,047)	(3,234)	(624)	(1,035)	(7,314)	(10,337)	(357)	(1,590)
Contract maintenance charges	—	—	(2)	(2)	—	—	(3)	(4)
Other transfers (to) from FILI, net	(2)	(2)	7	3	2	(2)	(4)	—

Net increase (decrease) in net assets from contract transactions	(8,729)	(6,429)	(1,391)	(3,699)	(11,015)	(29,183)	(1,690)	(2,496)

Total increase (decrease) in net assets	147	(1,536)	253	(2,613)	8,789	(17,003)	713	(1,039)

Net Assets:
Beginning of period	80,036	81,572	14,195	16,808	156,670	173,673	17,945	18,984

End of period	$80,183	$80,036	$14,448	$14,195	$165,459	$156,670	$18,658	$17,945

(A) Fund Merged (Note 1)

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets – continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class		VIP – Freedom 2035 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$4,471	$4,452	$355	$343	$7,728	$6,826	$18	$11
Net realized gain (loss) on investments	15,067	5,614	1,792	383	22,099	9,030	85	7
Unrealized appreciation (depreciation)	6,125	6,225	971	1,082	19,862	14,319	49	12

Net increase (decrease) in net assets from operations	25,663	16,291	3,118	1,808	49,689	30,175	152	30

Contract Transactions:
Payments received from contract owners	842	1,226	2	52	4,182	5,409	—	—
Transfers between sub-accounts and the fixed account, net	(9,732)	(22,380)	(2,545)	689	(6,677)	(14,393)	347	766
Contract benefits	(68)	(141)	(158)	(61)	(163)	—	—	—
Contract terminations	(9,662)	(14,871)	(1,044)	(712)	(14,654)	(15,917)	(8)	—
Contract maintenance charges	—	—	(4)	(6)	—	—	—	—
Other transfers (to) from FILI, net	2	(3)	(1)	3	1	(5)	1	8

Net increase (decrease) in net assets from contract transactions	(18,618)	(36,169)	(3,750)	(35)	(17,311)	(24,906)	340	774

Total increase (decrease) in net assets	7,045	(19,878)	(632)	1,773	32,378	5,269	492	804

Net Assets:
Beginning of period	188,704	208,582	23,456	21,683	334,565	329,296	879	75

End of period	$195,749	$188,704	$22,824	$23,456	$366,943	$334,565	$1,371	$879

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2035 Investor Class		VIP – Freedom 2040 Initial Class		VIP – Investor Freedom 2040 Investor Class		VIP – Freedom 2045 Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$666	$308	$7	$3	$299	$127	$2	$—
Net relized gain (loss) on investments	2,011	544	121	9	1,499	317	8	4
Unrealized appreciation (depreciation)	1,543	(34)	(11)	22	1,151	299	24	—

Net increase (decrease) in net assets from operations	4,220	818	117	34	2,949	743	34	4

Contract Transactions:
Payments received from contract owners	1,514	915	30	32	1,179	1,250	—	—
Transfers between sub-accounts and the fixed account, net	10,346	12,719	87	328	6,569	4,175	285	(4)
Contract benefits	—	—	(5)	—	—	—	—	—
Contract terminations	(245)	(15)	(1)	—	(104)	(251)	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	—	—	3	(8)	1	1	—	—

Net increase (decrease) in net assets from contract transactions	11,615	13,619	114	352	7,645	5,175	285	(4)

Total increase (decrease) in net assets	15,835	14,437	231	386	10,594	5,918	319	—

Net Assets:
Beginning of period	19,469	5,032	469	83	11,377	5,459	2	2

End of period	$35,304	$19,469	$700	$469	$21,971	$11,377	$321	$2

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Investor Freedom 2045 Investor Class		VIP – Freedom 2050 Initial Class		VIP – Investor Freedom 2050 Investor Class		VIP – Freedom Lifetime Income I

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$78	$35	$3	$1	$127	$56	$199	$247
Net realized gain (loss) on investments	555	151	1	8	652	275	(4)	(9)
Unrealized appreciation (depreciation)	251	90	—	(2)	721	(21)	440	43

Net increase (decrease) in net assets from operations	884	276	4	7	1,500	310	635	281

Contract Transactions:
Payments received from contract owners	347	80	5	—	405	186	—	—
Transfers between sub-accounts and the fixed account, net	2,419	1,462	266	35	4,381	3,537	(87)	—
Contract benefits	—	—	—	—	—	—	(681)	(679)
Contract terminations	(52)	(3)	—	(13)	(196)	—	—	—
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from FILI, net	1	(1)	2	(1)	(1)	(2)	(195)	(5)

Net increase (decrease) in net assets from contract transactions	2,715	1,538	273	21	4,589	3,721	(963)	(684)

Total increase (decrease) in net assets	3,599	1,814	277	28	6,089	4,031	(328)	(403)

Net Assets:
Beginning of period	3,432	1,618	43	15	5,803	1,772	7,479	7,882

End of period	$7,031	$3,432	$320	$43	$11,892	$5,803	$7,151	$7,479

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$627	$705	$559	$569	$22	$72	$2,298	$2,888
Net realized gain (loss) on investments	676	126	1,511	522	2,296	620	34,365	8,894
Unrealized appreciation (depreciation)	1,074	397	1,225	760	969	2,623	16,882	34,755

Net increase (decrease) in net assets from operations	2,377	1,228	3,295	1,851	3,287	3,315	53,545	46,537

Contract Transactions:
Payments received from contract owners	—	—	—	—	7	82	1,474	4,679
Transfers between sub-accounts and the fixed account, net	(22)	—	(26)	50	(3,910)	2,680	(19,541)	24,381
Contract benefits	(2,201)	(2,232)	(1,932)	(1,863)	(462)	(371)	(244)	(92)
Contract terminations	—	—	(224)	(54)	(741)	(1,095)	(11,297)	(10,965)
Contract maintenance charges	—	—	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	38	1	(45)	178	(121)	28	—	(11)

Net increase (decrease) in net assets from contract transactions	(2,185)	(2,231)	(2,227)	(1,689)	(5,230)	1,321	(29,608)	17,992

Total increase (decrease) in net assets	192	(1,003)	1,068	162	(1,943)	4,636	23,937	64,529

Net Assets:
Beginning of period	24,472	25,475	26,536	26,374	26,839	22,203	353,600	289,071

End of period	$24,664	$24,472	$27,604	$26,536	$24,896	$26,839	$377,537	$353,600

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 20% Investor Class		VIP – FundsManager 30% Investor Class		VIP – FundsManager 40% Investor Class		VIP – FundsManager 50% Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$20,818	$20,714	$632	$325	$991	$515	$40,462	$35,780
Net realized gain (loss) on investments	687	(2,749)	627	172	1,287	304	15,838	8,617
Unrealized appreciation (depreciation)	30,888	15,417	796	16	1,543	204	162,197	88,872

Net increase (decrease) in net assets from operations	52,393	33,382	2,055	513	3,821	1,023	218,497	133,269

Contract Transactions:
Payments received from contract owners	2,860	3,954	838	149	1,165	311	11,576	12,168
Transfers between sub-accounts and the fixed account, net	(7,820)	(45,648)	11,039	8,292	25,867	10,489	(44,621)	(52,138)
Contract benefits	(2,588)	(2,427)	(5)	—	(1)	—	(14,014)	(13,520)
Contract terminations	(34,616)	(50,941)	(1,189)	(906)	(2,674)	(978)	(84,490)	(85,220)
Contract maintenance charges	(4)	(5)	—	—	—	—	(6)	(7)
Other transfers (to) from FILI, net	104	72	1	—	(4)	(1)	(2,060)	(752)

Net increase (decrease) in net assets from contract transactions	(42,064)	(94,995)	10,684	7,535	24,353	9,821	(133,615)	(139,469)

Total increase (decrease) in net assets	10,329	(61,613)	12,739	8,048	28,174	10,844	84,882	(6,200)

Net Assets:
Beginning of period	614,387	676,000	13,228	5,180	22,777	11,933	1,663,905	1,670,105

End of period	$624,716	$614,387	$25,967	$13,228	$50,951	$22,777	$1,748,787	$1,663,905

(In thousands)	Subaccounts Investing In:

	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$37,376	$32,174	$37,694	$31,245	$11,677	$9,151	$120	$200
Net realized gain (loss) on investments	26,712	8,113	50,583	21,881	33,939	7,915	640	473
Unrealized appreciation (depreciation)	230,754	133,928	257,124	142,260	117,594	68,316	(1,259)	54

Net increase (decrease) in net assets from operations	294,842	174,215	345,401	195,386	163,210	85,382	(499)	727

Contract Transactions:
Payments received from contract owners	13,528	19,826	20,106	27,491	12,511	12,275	1	1
Transfers between sub-accounts and the fixed account, net	(16,846)	(23,814)	79,602	71,804	88,252	70,115	(1,182)	(2,244)
Contract benefits	(14,010)	(12,181)	(8,070)	(6,700)	(2,889)	(2,931)	(653)	(378)
Contract terminations	(99,688)	(128,952)	(83,540)	(90,542)	(36,029)	(24,309)	(757)	(802)
Contract maintenance charges	(5)	(5)	(6)	(6)	(3)	(4)	(2)	(3)
Other transfers (to) from FILI, net	(522)	(257)	(191)	(477)	(2,059)	183	(293)	31

Net increase (decrease) in net assets from contract transactions	(117,543)	(145,383)	7,901	1,570	59,783	55,329	(2,886)	(3,395)

Total increase (decrease) in net assets	177,299	28,832	353,302	196,956	222,993	140,711	(3,385)	(2,668)

Net Assets:
Beginning of period	2,019,116	1,990,284	2,047,271	1,850,315	822,988	682,277	13,939	16,607

End of period	$2,196,415	$2,019,116	$2,400,573	$2,047,271	$1,045,981	$822,988	$10,554	$13,939

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Consumer Staples Investor Class		VIP – Materials Initial Class		VIP – Materials Investor Class		VIP – Communication Services Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
DOperations:
Net investment income (loss)	$3,025	$4,013	$20	$29	$494	$539	$(212)	$(178)
Net realized gain (loss) on investments	11,144	7,235	1,125	98	8,154	534	4,869	2,858
Unrealized appreciation (depreciation)	(20,203)	(373)	(465)	(269)	(3,418)	(2,261)	2,176	3,317

Net increase (decrease) in net assets from operations	(6,034)	10,875	680	(142)	5,230	(1,188)	6,833	5,997

Contract Transactions:
Payments received from contract owners	670	806	1	25	313	210	16	16
Transfers between sub-accounts and the fixed account, net	(15,433)	(27,673)	(912)	(1,277)	1,219	(11,398)	7,521	(2,833)
Contract benefits	(64)	(10)	(198)	(151)	—	(11)	(662)	(638)
Contract terminations	(5,097)	(7,073)	(188)	(2,100)	(2,499)	(1,413)	(2,501)	(697)
Contract maintenance charges	—	—	(3)	(4)	—	—	(3)	(3)
Other transfers (to) from FILI, net	6	(2)	17	(39)	(1)	1	(22)	130

Net increase (decrease) in net assets from contract transactions	(19,918)	(33,952)	(1,283)	(3,546)	(968)	(12,611)	4,349	(4,025)

Total increase (decrease) in net assets	(25,952)	(23,077)	(603)	(3,688)	4,262	(13,799)	11,182	1,972

Net Assets:
Beginning of period	196,058	219,135	7,355	11,043	49,507	63,306	21,805	19,833

End of period	$170,106	$196,058	$6,752	$7,355	$53,769	$49,507	$32,987	$21,805

(In thousands)	Subaccounts Investing In:

	VIP – Communication Services Investor Class		VIP – Hedged Equity Investor Class (C)		VIP – Emerging Markets Initial Class		VIP – Emerging Markets Investor Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(384)	$(281)	$30	—	$136	$49	$3,555	$1,316
Net realized gain (loss) on investments	42,845	21,678	71	—	538	(84)	4,151	(1,065)
Unrealized appreciation (depreciation)	27,577	28,705	100	—	2,989	754	43,448	9,259

Net increase (decrease) in net assets from operations	70,038	50,102	201	—	3,663	719	51,154	9,510

Contract Transactions:
Payments received from contract owners	2,207	897	89	—	10	4	2,595	820
Transfers between sub-accounts and the fixed account, net	89,645	(9,588)	8,709	—	2,717	(551)	72,437	(2,920)
Contract benefits	(278)	(2)	—	—	(278)	(138)	(20)	(4)
Contract terminations	(7,703)	(4,626)	(1)	—	(396)	(303)	(5,806)	(4,355)
Contract maintenance charges	—	—	—	—	(2)	(1)	—	—
Other transfers (to) from FILI, net	7	5	1	—	26	(121)	1	(2)

Net increase (decrease) in net assets from contract transactions	83,878	(13,314)	8,798	—	2,077	(1,110)	69,207	(6,461)

Total increase (decrease) in net assets	153,916	36,788	8,999	—	5,740	(391)	120,361	3,049

Net Assets:
Beginning of period	195,828	159,040	—	—	8,110	8,501	110,655	107,606

End of period	$349,744	$195,828	$8,999	—	$13,850	$8,110	$231,016	$110,655

(C) New Fund (Note 1)

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$794	$886	$21,751	$20,688	$17,738	$13,349	$8,374	$8,772
Net realized gain (loss) on investments	9	145	(268)	1,513	1,169	1,160	55,999	35,258
Unrealized appreciation (depreciation)	(286)	—	(7,555)	(151)	15,152	(10,441)	81,240	110,435

Net increase (decrease) in net assets from operations	517	1,031	13,928	22,050	34,059	4,068	145,613	154,465

Contract Transactions:
Payments received from contract owners	133	175	3,052	11,496	10,537	7,185	8,442	9,738
Transfers between sub-accounts and the fixed account, net	(2,795)	154	(32,590)	28,143	74,664	78,289	11,775	77,167
Contract benefits	(102)	(162)	(81)	(112)	(955)	(268)	(1,487)	(969)
Contract terminations	(895)	(1,207)	(8,423)	(11,305)	(20,948)	(24,968)	(32,865)	(25,244)
Contract maintenance charges	(2)	(2)	—	—	(3)	(3)	(2)	(4)
Other transfers (to) from FILI, net	16	2	(2)	(1)	22	14	(20)	34

Net increase (decrease) in net assets from contract transactions	(3,645)	(1,040)	(38,044)	28,221	63,317	60,249	(14,157)	60,722

Total increase (decrease) in net assets	(3,128)	(9)	(24,116)	50,271	97,376	64,317	131,456	215,187

Net Assets:
Beginning of period	14,155	14,164	307,877	257,606	499,842	435,525	850,563	635,376

End of period	$11,027	$14,155	$283,761	$307,877	$597,218	$499,842	$982,019	$850,563

(In thousands)	Subaccounts Investing In:

	VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$1,584	$1,678	$12,617	$8,564	$1	$363	$9,806	$6,776
Net realized gain (loss) on investments	2,871	3,880	11,795	4,889	56	(3,732)	(159)	(1,938)
Unrealized appreciation (depreciation)	13,329	9,415	93,685	505	11,317	6,056	80	2,195

Net increase (decrease) in net assets from operations	17,784	14,973	118,097	13,958	11,374	2,687	9,727	7,033

Contract Transactions:
Payments received from contract owners	1,462	1,504	7,846	2,321	223	164	349	221
Transfers between sub-accounts and the fixed account, net	10,797	1,126	152,453	20,032	(1,363)	(1,421)	1,116	(4,468)
Contract benefits	(69)	(68)	(371)	(362)	(249)	(538)	(125)	(104)
Contract terminations	(3,214)	(5,461)	(16,272)	(10,209)	(1,053)	(2,101)	(2,064)	(3,504)
Contract maintenance charges	(1)	(1)	(2)	(1)	(2)	(3)	(2)	(1)
Other transfers (to) from FILI, net	18	10	3	9	(162)	(54)	(51)	(55)

Net increase (decrease) in net assets from contract transactions	8,993	(2,890)	143,657	11,790	(2,606)	(3,953)	(777)	(7,911)

Total increase (decrease) in net assets	26,777	12,083	261,754	25,748	8,768	(1,266)	8,950	(878)

Net Assets:
Beginning of period	143,846	131,763	309,225	283,477	36,981	38,247	66,974	67,852

End of period	$170,623	$143,846	$570,979	$309,225	$45,749	$36,981	$75,924	$66,974

See accompanying notes which are an integral part of the financial statements.

50	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	VIF – Global Strategist – Class II		Lazard – Retirement Emerging Markets Portfolio – Investor		Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery SMID Cap Growth Class 2

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(86)	$(82)	$2,561	$2,217	371	$211	$(181)	$(192)
Net realized gain (loss) on investments	924	(471)	1,365	(1,077)	3,110	1,005	693	528
Unrealized appreciation (depreciation)	3,277	2,145	26,058	3,769	1,451	2,755	409	3,340

Net increase (decrease) in net assets from operations	4,115	1,592	29,984	4,909	4,932	3,971	921	3,676

Contract Transactions:
Payments received from contract owners	94	105	931	103	36	91	—	—
Transfers between sub-accounts and the fixed account, net	486	1,047	46,893	(4,591)	(727)	7,183	(1,141)	(604)
Contract benefits	(190)	(305)	(181)	(70)	(249)	(399)	(440)	(440)
Contract terminations	(712)	(1,086)	(2,376)	(3,906)	(1,256)	(1,801)	(1,019)	(1,290)
Contract maintenance charges	(1)	(1)	(1)	(1)	(1)	(1)	(4)	(5)
Other transfers (to) from FILI, net	(6)	(6)	(4)	(3)	(32)	(7)	(50)	(65)

Net increase (decrease) in net assets from contract transactions	(329)	(246)	45,262	(8,468)	(2,229)	5,066	(2,654)	(2,404)

Total increase (decrease) in net assets	3,786	1,346	75,246	(3,559)	2,703	9,037	(1,733)	1,272

Net Assets:
Beginning of period	23,823	22,477	62,196	65,755	33,409	24,372	23,554	22,282

End of period	$27,609	$23,823	$137,442	$62,196	36,112	$33,409	21,821	$23,554

(In thousands)	Subaccounts Investing In:

	Allspring – VT Opportunity Class 2		PVIT – Commodity Real Return – Strategy Portfolio – Administrative		PVIT – Low Duration Portfolio – Administrative		PVIT – Real Return Portfolio – Administrative

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$(166)	$(172)	$691	$493	$10,119	$10,047	$4,617	$3,525
Net realized gain (loss) on investments	2,331	2,528	(311)	(7,381)	(230)	(2,214)	(452)	(4,594)
Unrealized appreciation (depreciation)	(929)	538	3,613	7,901	4,051	3,258	6,438	3,876

Net increase (decrease) in net assets from operations	1,236	2,894	3,993	1,013	13,940	11,091	10,603	2,807

Contract Transactions:
Payments received from contract owners	—	—	96	58	587	1,380	2,980	455
Transfers between sub-accounts and the fixed account, net	(232)	(498)	4,762	(8,687)	44,248	(11,454)	9,373	(14,666)
Contract benefits	(410)	(786)	(207)	(48)	(375)	(7,216)	(197)	(180)
Contract terminations	(747)	(1,093)	(1,480)	(2,041)	(15,319)	(14,884)	(9,906)	(8,532)
Contract maintenance charges	(2)	(2)	—	—	(1)	(1)	(1)	(1)
Other transfers (to) from FILI, net	(69)	(16)	(4)	2	10	(10)	(90)	32

Net increase (decrease) in net assets from contract transactions	(1,460)	(2,395)	3,167	(10,716)	29,150	(32,185)	2,159	(22,892)

Total increase (decrease) in net assets	(224)	499	7,160	(9,703)	43,090	(21,094)	12,762	(20,085)

Net Assets:
Beginning of period	22,152	21,653	21,769	31,472	251,287	272,381	138,003	158,088

End of period	$21,928	$22,152	$28,929	$21,769	$294,377	$251,287	$150,765	$138,003

See accompanying notes which are an integral part of the financial statements.

51	Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2025 and 2024

(In thousands)	Subaccounts Investing In:

	PVIT – Total Return Portfolio – Administrative		Blackrock – Global Allocation V.I. Fund – Class I		FTVIP – Templeton Global Bond Fund – Class 2		FTVIP – Franklin US Government Securities Fund – Class 2

	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Operations:
Net investment income (loss)	$14,102	$13,849	$5,055	$1,503	$(83)	$(76)	$1,565	$1,283
Net realized gain (loss) on investments	(2,211)	(4,231)	14,089	9,273	(313)	(1,884)	136	(627)
Unrealized appreciation (depreciation)	18,094	(1,541)	8,780	1,948	6,227	(2,777)	1,538	(270)

Net increase (decrease) in net assets from operations	29,985	8,077	27,924	12,724	5,831	(4,737)	3,239	386

Contract Transactions:
Payments received from contract owners	2,996	2,389	290	258	225	144	332	224
Transfers between sub-accounts and the fixed account, net	11,387	(7,402)	1,175	(7,446)	6,623	(1,159)	9,174	858
Contract benefits	(295)	(167)	(68)	(131)	(17)	(20)	(62)	(48)
Contract terminations	(15,984)	(20,108)	(7,391)	(6,847)	(1,827)	(1,240)	(3,633)	(3,119)
Contract maintenance charges	(1)	(1)	—	(1)	(1)	(1)	—	—
Other transfers (to) from FILI, net	(15)	(21)	—	14	(5)	(3)	195	4

Net increase (decrease) in net assets from contract transactions	(1,912)	(25,310)	(5,994)	(14,153)	4,998	(2,279)	6,006	(2,081)

Total increase (decrease) in net assets	28,073	(17,233)	21,930	(1,429)	10,829	(7,016)	9,245	(1,695)

Net Assets:
Beginning of period	353,267	370,500	148,005	149,434	35,570	42,586	48,020	49,715

End of period	$381,340	$353,267	$169,935	$148,005	$46,399	$35,570	$57,265	$48,020

See accompanying notes which are an integral part of the financial statements.

52	Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (“FILI”) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP - Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP - Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF - Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

The VIP Freedom 2005 Initial Class and VIP Freedom Income Initial Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Freedom 2005 Initial Class fund in exchange for shares of the VIP Freedom Income Initial Class fund effective June 7, 2024. The VIP Investor Freedom 2005 Investor Class and VIP Investor Freedom Income Investor Class funds approved a Plan of Reorganization Agreement to transfer all the net assets of the VIP Investor Freedom 2005 Investor Class fund in exchange for shares of the VIP Investor Freedom Income Investor Class fund effective June 7, 2024.

During 2025, the following underlying funds were renamed:

Old Name	New Name

VIP - Asset Manager Initial Class	VIP - Asset Manager 50% Initial Class

VIP - Asset Manager Investor Class	VIP - Asset Manager 50% Investor Class

VIP - Asset Manager Growth Initial Class	VIP - Asset Manager 70% Initial Class

VIP - Asset Manager Growth Investor Class	VIP - Asset Manager 70% Investor Class

During 2025, the following underlying funds were added and commenced operations effective May 1, 2025:

VIP - Hedged Equity Investor Class

As of December 31, 2025, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $69,294,000 and 872,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

53	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“the Code”).

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

54	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Fair Value Measurements - continued

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2025 or 2024. The Account had no Level 3 activity during 2025 or 2024.

Operating Segments

FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) provides segment reporting guidance for public companies.

The Account operates as a funding vehicle for variable life contracts. The Account’s products constitute a single operating segment and therefore, a single reportable segment. The Account is comprised of subaccounts which invest in corresponding Funds. The Account is structured with the sole purpose to record and report the invested funds and activities and performance chosen by variable annuity contract holders. Investment performance of funds may vary based on the underlying fund’s investment objectives as specified in the fund prospectuses.

The chief operating decision maker (“CODM”) is represented by FILI’s management which includes the Head of Operations and Business Development. The CODM oversees the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. Detailed financial information for the Account and underlying subaccounts are disclosed within these financial statements. The Account generates revenues from investment income on the invested funds and expenses from product charges for mortality and expense risk and administrative and other charges which are reported separately on the Statements of Operations. The measure of segment profit or loss is reported on the Statements of Operations as “Net increase (decrease) in net assets from operations” and the measure of segment assets is reported as “Total net assets” on the Statements of Assets and Liabilities. The accounting policies of the Accounts are consistent with those described in the Notes to the Financial Statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

55	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2025 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc. (“FIIS”), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2025 were .045% to .910% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2025:

	Purchases (000s)	Sales (000s)

VIP - Government Money Market Initial Class	109,491	91,472

VIP - Government Money Market Investor Class	1,220,046	739,707

VIP - High Income Initial Class	9,300	9,779

VIP - High Income Investor Class	84,096	64,544

VIP - Equity-Income Initial Class	33,657	47,300

VIP - Equity-Income Investor Class	124,922	81,297

VIP - Growth Initial Class	105,269	89,233

VIP - Growth Investor Class	262,524	196,013

VIP - Overseas Initial Class	13,185	11,242

VIP - Overseas Investor Class	100,479	58,376

VIP - Investment Grade Bond Initial Class	10,139	16,329

VIP - Investment Grade Bond Investor Class	139,836	84,664

VIP - Asset Manager 50% Initial Class (B)	13,239	21,720

VIP - Asset Manager 50% Investor Class (B)	49,998	30,790

VIP - Index 500 Initial Class	482,515	618,069

VIP - Asset Manager 70% Initial Class (B)	4,471	7,687

VIP - Asset Manager 70% Investor Class (B)	61,038	18,226

VIP - Contrafund Initial Class	215,060	157,101

VIP - Contrafund Investor Class	720,765	287,504

VIP - Balanced Initial Class	16,991	27,885

VIP - Balanced Investor Class	459,315	425,713

VIP - Dynamic Capital Appreciation Initial Class	5,198	4,067

VIP - Dynamic Capital Appreciation Investor Class	53,600	42,654

VIP - Growth & Income Initial Class	17,478	17,650

(B) Fund Name Change (Note 1)

56	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Growth & Income Investor Class	122,571	69,081

VIP - Growth Opportunities Initial Class	16,005	42,948

VIP - Growth Opportunities Investor Class	169,870	197,100

VIP - Mid Cap Initial Class	31,121	33,044

VIP - Mid Cap Investor Class	129,944	86,641

VIP - Value Strategies Initial Class	2,328	8,810

VIP - Value Strategies Investor Class	16,925	47,698

VIP - Utilities Initial Class	9,167	8,004

VIP - Utilities Investor Class	65,680	79,518

VIP - Technology Initial Class	59,764	79,120

VIP - Technology Investor Class	417,763	346,709

VIP - Energy Initial Class	4,594	9,870

VIP - Energy Investor Class	29,933	56,436

VIP - Health Care Initial Class	7,497	19,194

VIP - Health Care Investor Class	87,185	116,287

VIP - Financials Initial Class	7,022	11,142

VIP - Financials Investor Class	69,617	66,526

VIP - Industrials Initial Class	8,019	7,175

VIP - Industrials Investor Class	89,252	58,069

VIP - Consumer Discretionary Initial Class	3,307	6,128

VIP - Consumer Discretionary Investor Class	43,567	53,042

VIP - Real Estate Initial Class	1,329	3,986

VIP - Real Estate Investor Class	17,503	23,474

VIP - Strategic Income Initial Class	3,474	5,974

VIP - Strategic Income Investor Class	90,325	83,114

VIP - International Capital Appreciation Initial Class	5,386	4,725

VIP - International Capital Appreciation Investor Class	87,909	46,008

VIP - Value Initial Class	5,572	5,144

VIP - Value Investor Class	41,988	50,786

VIP - Freedom Income Initial Class	937	2,350

VIP - Freedom Income Investor Class	7,026	9,624

VIP - Freedom 2010 Initial Class	356	1,529

VIP - Investor Freedom 2010 Investor Class	3,936	8,980

VIP - Freedom 2015 Initial Class	1,133	2,511

VIP - Investor Freedom 2015 Investor Class	7,056	11,002

VIP - Freedom 2020 Initial Class	1,602	1,948

VIP - Investor Freedom 2020 Investor Class	22,690	21,335

VIP - Freedom 2025 Initial Class	1,751	2,469

VIP - Investor Freedom 2025 Investor Class	26,342	28,052

VIP - Freedom 2030 Initial Class	2,541	4,892

VIP - Investor Freedom 2030 Investor Class	45,417	40,044

VIP - Freedom 2035 Initial Class	754	350

VIP - Investor Freedom 2035 Investor Class	19,514	5,946

VIP - Freedom 2040 Initial Class	942	788

VIP - Investor Freedom 2040 Investor Class	12,036	3,205

VIP - Freedom 2045 Initial Class	325	31

VIP - Investor Freedom 2045 Investor Class	4,757	1,659

VIP - Freedom 2050 Initial Class	333	57

VIP - Investor Freedom 2050 Investor Class	6,587	1,391

57	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)

VIP - Freedom Lifetime Income I	245	1,021

VIP - Freedom Lifetime Income II	1,507	2,520

VIP - Freedom Lifetime Income III	1,961	2,430

VIP - Disciplined Small Cap Initial Class	4,108	7,301

VIP - Disciplined Small Cap Investor Class	68,504	68,419

VIP - FundsManager 20% Investor Class	56,090	77,327

VIP - FundsManager 30% Investor Class	17,665	6,194

VIP - FundsManager 40% Investor Class	34,702	9,038

VIP - FundsManager 50% Investor Class	119,413	212,580

VIP - FundsManager 60% Investor Class	166,110	237,846

VIP - FundsManager 70% Investor Class	249,479	183,665

VIP - FundsManager 85% Investor Class	191,536	103,983

VIP - Consumer Staples Initial Class	2,433	4,372

VIP - Consumer Staples Investor Class	29,314	35,007

VIP - Materials Initial Class	1,602	1,725

VIP - Materials Investor Class	21,096	13,530

VIP - Communication Services Initial Class	15,548	9,297

VIP - Communication Services Investor Class	177,066	72,812

VIP - Hedged Equity Investor Class (c)	9,573	745

VIP - Emerging Markets Initial Class	5,973	3,675

VIP - Emerging Markets Investor Class	109,877	35,697

VIP - Floating Rate High Income Initial Class	4,677	7,530

VIP - Floating Rate High Income Investor Class	82,047	98,340

VIP - Bond Index Initial Class	174,063	93,017

VIP - Total Market Index Initial Class	146,182	151,964

VIP - Extended Market Index Initial Class	36,626	26,052

VIP - International Index Initial Class	209,159	52,885

VIF - Emerging Markets Equity - Class I	7,501	8,797

VIF - Emerging Markets Debt - Class I	21,732	12,703

VIF - Global Strategist - Class II	4,872	4,383

Lazard - Retirement Emerging Markets Portfolio - Investor	65,202	17,386

Invesco - VI Global Core Equity Series I	5,142	4,633

Allspring - VT Discovery SMID Cap Growth Class 2	209	2,890

Allspring - VT Opportunity Class 2	2,334	1,695

PVIT - Commodity Real Return Portfolio - Administrative	19,852	15,994

PVIT - Low Duration Portfolio - Administrative	79,883	40,619

PVIT - Real Return Portfolio - Administrative	36,514	29,737

PVIT - Total Return Portfolio - Administrative	61,458	49,269

Blackrock - Global Allocation V.I. Fund - Class I	34,850	22,945

FTVIP - Templeton Global Bond Fund - Class 2	19,938	15,022

FTVIP - Franklin U.S. Government Securities Fund - Class 2	26,972	19,401

(C) New Fund (Note 1)

58	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2025:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - Government Money Market Initial Class	243,988	243,988	$1.00

VIP - Government Money Market Investor Class	3,556,734	3,556,734	1.00

VIP - High Income Initial Class	10,334	127,331	4.88

VIP - High Income Investor Class	69,928	408,770	4.84

VIP - Equity-Income Initial Class	13,893	362,962	29.43

VIP - Equity-Income Investor Class	25,236	668,974	29.14

VIP - Growth Initial Class	8,322	723,369	97.72

VIP - Growth Investor Class	14,127	1,370,858	96.48

VIP - Overseas Initial Class	2,433	65,443	27.52

VIP - Overseas Investor Class	9,952	269,164	27.39

VIP - Investment Grade Bond Initial Class	8,869	121,424	11.36

VIP - Investment Grade Bond Investor Class	69,712	918,064	11.30

VIP - Asset Manager 50% Initial Class (B)	8,915	152,870	17.62

VIP - Asset Manager 50% Investor Class (B)	13,274	226,134	17.44

VIP - Index 500 Initial Class	11,249	4,199,331	660.13

VIP - Asset Manager 70% Initial Class (B)	2,425	47,952	25.87

VIP - Asset Manager 70% Investor Class (B)	7,858	175,820	25.62

VIP - Contrafund Initial Class	23,139	1,022,805	59.89

VIP - Contrafund Investor Class	56,617	2,789,299	59.15

VIP - Balanced Initial Class	7,429	156,890	26.51

VIP - Balanced Investor Class	167,231	3,511,543	26.16

VIP - Dynamic Capital Appreciation Initial Class	1,343	22,283	19.68

VIP - Dynamic Capital Appreciation Investor Class	11,293	197,202	19.58

VIP - Growth & Income Initial Class	4,507	109,384	33.35

VIP - Growth & Income Investor Class	15,296	431,188	33.09

VIP - Growth Opportunities Initial Class	2,257	155,785	99.69

VIP - Growth Opportunities Investor Class	14,376	1,040,760	98.43

VIP - Mid Cap Initial Class	6,926	260,225	37.51

VIP - Mid Cap Investor Class	19,216	739,835	37.05

VIP - Value Strategies Initial Class	2,292	37,844	15.93

VIP - Value Strategies Investor Class	9,920	165,724	15.74

VIP - Utilities Initial Class	1,307	30,521	26.01

VIP - Utilities Investor Class	9,789	231,859	25.77

VIP - Technology Initial Class	7,034	234,998	47.54

VIP - Technology Investor Class	53,851	1,768,348	46.43

VIP - Energy Initial Class	1,188	34,369	27.28

VIP - Energy Investor Class	6,389	174,069	27.22

VIP - Health Care Initial Class	1,931	67,673	38.31

VIP - Health Care Investor Class	15,734	550,720	37.76

VIP - Financials Initial Class	1,406	25,286	20.50

VIP - Financials Investor Class	12,646	223,845	20.35

VIP - Industrials Initial Class	1,262	30,552	30.53

VIP - Industrials Investor Class	8,376	213,030	30.12

VIP - Consumer Discretionary Initial Class	382	13,866	39.61

VIP - Consumer Discretionary Investor Class	4,847	175,286	39.31

VIP - Real Estate Initial Class	879	22,078	17.84

VIP - Real Estate Investor Class	7,337	160,250	17.69

VIP - Strategic Income Initial Class	3,324	39,534	11.23

VIP - Strategic Income Investor Class	69,333	818,090	11.18

(B) Fund Name Change (Note 1)

59	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIP - International Capital Appreciation Initial Class	815	18,621	$26.63

VIP - International Capital Appreciation Investor Class	15,697	344,643	26.36

VIP - Value Initial Class	1,408	26,832	19.28

VIP - Value Investor Class	14,148	269,499	19.22

VIP - Freedom Income Initial Class	947	11,161	11.69

VIP - Freedom Income Investor Class	6,348	76,429	11.53

VIP - Freedom 2010 Initial Class	364	4,942	12.15

VIP - Investor Freedom 2010 Investor Class	3,614	47,699	12.82

VIP - Freedom 2015 Initial Class	1,098	14,537	11.98

VIP - Investor Freedom 2015 Investor Class	6,274	81,435	12.78

VIP - Freedom 2020 Initial Class	1,090	15,312	13.26

VIP - Investor Freedom 2020 Investor Class	12,348	165,918	13.40

VIP - Freedom 2025 Initial Class	1,082	17,393	17.25

VIP - Investor Freedom 2025 Investor Class	12,769	190,026	15.33

VIP - Freedom 2030 Initial Class	1,291	20,681	17.68

VIP - Investor Freedom 2030 Investor Class	22,293	335,079	16.46

VIP - Freedom 2035 Initial Class	45	1,309	30.16

VIP - Investor Freedom 2035 Investor Class	2,849	33,566	12.39

VIP - Freedom 2040 Initial Class	23	685	29.78

VIP - Investor Freedom 2040 Investor Class	1,697	20,222	12.95

VIP - Freedom 2045 Initial Class	10	297	30.68

VIP - Investor Freedom 2045 Investor Class	533	6,609	13.18

VIP - Freedom 2050 Initial Class	12	321	27.68

VIP - Investor Freedom 2050 Investor Class	898	11,096	13.24

VIP - Freedom Lifetime Income I	654	7,384	10.89

VIP - Freedom Lifetime Income II	1,978	24,413	12.44

VIP - Freedom Lifetime Income III	1,979	25,422	13.93

VIP - Disciplined Small Cap Initial Class	1,233	23,847	20.19

VIP - Disciplined Small Cap Investor Class	18,830	345,832	20.05

VIP - FundsManager 20% Investor Class	55,778	646,941	11.20

VIP - FundsManager 30% Investor Class	2,282	24,981	11.38

VIP - FundsManager 40% Investor Class	4,292	48,814	11.87

VIP - FundsManager 50% Investor Class	130,625	1,657,402	13.39

VIP - FundsManager 60% Investor Class	187,069	2,132,728	11.74

VIP - FundsManager 70% Investor Class	158,763	2,082,856	15.12

VIP - FundsManager 85% Investor Class	66,874	900,362	15.64

VIP - Consumer Staples Initial Class	607	12,243	17.43

VIP - Consumer Staples Investor Class	9,821	194,225	17.32

VIP - Materials Initial Class	439	7,951	15.38

VIP - Materials Investor Class	3,503	62,074	15.35

VIP - Communication Services Initial Class	1,139	26,494	29.00

VIP - Communication Services Investor Class	12,225	285,798	28.61

VIP - Hedged Equity Investor Class (C)	807	8,899	11.15

VIP - Emerging Markets Initial Class	875	12,939	15.83

VIP - Emerging Markets Investor Class	14,696	213,339	15.72

VIP - Floating Rate High Income Initial Class	1,142	11,582	9.65

VIP - Floating Rate High Income Investor Class	29,375	296,838	9.66

VIP - Bond Index Initial Class	60,693	646,635	9.84

VIP - Total Market Index Initial Class	40,197	711,674	24.43

VIP - Extended Market Index Initial Class	10,704	155,521	15.94

VIP - International Index Initial Class	40,639	475,337	14.05

(C) New Fund (Note 1)

60	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value per Share

VIF - Emerging Markets Equity - Class I	2,604	57,173	$17.57

VIF - Emerging Markets Debt - Class I	14,034	118,238	5.41

VIF - Global Strategist - Class II	2,643	33,749	10.44

Lazard - Retirement Emerging Markets Portfolio - Investor	4,657	122,632	29.51

Invesco - VI Global Core Equity Series I	3,063	33,992	11.79

Allspring - VT Discovery SMID Cap Growth Class 2	862	28,735	25.29

Allspring - VT Opportunity Class 2	853	23,569	25.70

PVIT - Commodity Real Return Portfolio - Administrative	4,599	49,700	6.29

PVIT - Low Duration Portfolio - Administrative	30,099	317,970	9.78

PVIT - Real Return Portfolio - Administrative	12,553	181,424	12.01

PVIT - Total Return Portfolio - Administrative	40,353	461,227	9.45

Blackrock - Global Allocation V.I. Fund - Class I	9,722	177,148	17.48

FTVIP - Templeton Global Bond Fund - Class 2	3,523	66,035	13.17

FTVIP - Franklin U.S. Government Securities Fund - Class 2	5,454	68,139	10.50

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Government Money Market Initial Class

Units Issued	7,118	4,924	52	41	—	—	—	—

Units Redeemed	(6,641)	(5,672)	(82)	(89)	—	—	—	—

Net Increase (Decrease)	477	(748)	(30)	(48)	—	—	—	—

VIP - Government Money Market Investor Class

Units Issued	—	—	—	—	309,275	274,964	—	—

Units Redeemed	—	—	—	—	(281,052)	(258,324)	(1)	(9)

Net Increase (Decrease)	—	—	—	—	28,223	16,640	(1)	(9)

VIP - High Income Initial Class

Units Issued	111	38	2	13	—	—	—	—

Units Redeemed	(137)	(134)	(24)	(37)	—	—	—	—

Net Increase (Decrease)	(26)	(96)	(22)	(24)	—	—	—	—

VIP - High Income Investor Class

Units Issued	—	—	—	—	3,604	2,533	—	—

Units Redeemed	—	—	—	—	(3,607)	(2,932)	—	—

Net Increase (Decrease)	—	—	—	—	(3)	(399)	—	—

VIP - Equity-Income Initial Class

Units Issued	47	32	1	2	—	—	—	—

Units Redeemed	(196)	(207)	(28)	(33)	—	—	—	—

Net Increase (Decrease)	(149)	(175)	(27)	(31)	—	—	—	—

VIP - Equity-Income Investor Class

Units Issued	—	—	—	—	2,717	2,802	—	—

Units Redeemed	—	—	—	—	(2,865)	(2,875)	—	—

Net Increase (Decrease)	—	—	—	—	(148)	(73)	—	—

61	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Growth Initial Class

Units Issued	34	49	—	4	—	—	—	—

Units Redeemed	(187)	(199)	(19)	(20)	—	—	—	—

Net Increase (Decrease)	(153)	(150)	(19)	(16)	—	—	—	—

VIP - Growth Investor Class

Units Issued	—	—	—	—	1,815	3,852	—	—

Units Redeemed	—	—	—	—	(2,887)	(3,207)	—	—

Net Increase (Decrease)	—	—	—	—	(1,072)	645	—	—

VIP - Overseas Initial Class

Units Issued	81	12	16	—	—	—	—	—

Units Redeemed	(124)	(117)	(24)	(10)	—	—	—	—

Net Increase (Decrease)	(43)	(105)	(8)	(10)	—	—	—	—

VIP - Overseas Investor Class

Units Issued	—	—	—	—	3,493	1,050	—	—

Units Redeemed	—	—	—	—	(2,952)	(1,857)	—	—

Net Increase (Decrease)	—	—	—	—	541	(807)	—	—

VIP - Investment Grade Bond Initial Class

Units Issued	205	220	2	2	—	—	—	—

Units Redeemed	(337)	(451)	(62)	(65)	—	—	—	—

Net Increase (Decrease)	(132)	(231)	(60)	(63)	—	—	—	—

VIP - Investment Grade Bond Investor Class

Units Issued	—	—	—	—	11,419	10,985	—	—

Units Redeemed	—	—	—	—	(9,371)	(9,390)	—	—

Net Increase (Decrease)	—	—	—	—	2,048	1,595	—	—

VIP - Asset Manager 50% Initial Class (B)

Units Issued	38	25	—	—	—	—	—	—

Units Redeemed	(207)	(205)	(38)	(37)	—	—	—	—

Net Increase (Decrease)	(169)	(180)	(38)	(37)	—	—	—	—

VIP - Asset Manager 50% Investor Class (B)

Units Issued	—	—	—	—	1,334	611	—	—

Units Redeemed	—	—	—	—	(1,177)	(1,425)	—	—

Net Increase (Decrease)	—	—	—	—	157	(814)	—	—

VIP - Index 500 Initial Class

Units Issued	173	215	2	3	12,842	17,724	—	—

Units Redeemed	(552)	(475)	(46)	(54)	(15,003)	(15,478)	—	—

Net Increase (Decrease)	(379)	(260)	(44)	(51)	(2,161)	2,246	—	—

VIP - Asset Manager 70% Initial Class (B)

Units Issued	27	14	—	1	—	—	—	—

Units Redeemed	(94)	(90)	(19)	(20)	—	—	—	—

Net Increase (Decrease)	(67)	(76)	(19)	(19)	—	—	—	—

VIP - Asset Manager 70% Investor Class (B)

Units Issued	—	—	—	—	1,700	684	—	—

Units Redeemed	—	—	—	—	(738)	(704)	—	—

Net Increase (Decrease)	—	—	—	—	962	(20)	—	—

(B) Fund Name Change (Note 1)

62	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Contrafund Initial Class

Units Issued	101	165	2	14	—	—	—	—

Units Redeemed	(576)	(614)	(70)	(76)	—	—	—	—

Net Increase (Decrease)	(475)	(449)	(68)	(62)	—	—	—	—

VIP - Contrafund Investor Class

Units Issued	—	—	—	—	5,766	8,595	—	—

Units Redeemed	—	—	—	—	(6,565)	(7,192)	—	—

Net Increase (Decrease)	—	—	—	—	(799)	1,403	—	—

VIP - Balanced Initial Class

Units Issued	97	137	1	77	—	—	—	—

Units Redeemed	(342)	(320)	(85)	(76)	—	—	—	—

Net Increase (Decrease)	(245)	(183)	(84)	1	—	—	—	—

VIP - Balanced Investor Class

Units Issued	—	—	—	—	7,656	9,825	—	—

Units Redeemed	—	—	—	—	(10,213)	(10,226)	—	—

Net Increase (Decrease)	—	—	—	—	(2,557)	(401)	—	—

VIP - Dynamic Capital Appreciation Initial Class

Units Issued	6	22	—	1	—	—	—	—

Units Redeemed	(40)	(43)	(7)	(8)	—	—	—	—

Net Increase (Decrease)	(34)	(21)	(7)	(7)	—	—	—	—

VIP - Dynamic Capital Appreciation Investor Class

Units Issued	—	—	—	—	280	612	—	—

Units Redeemed	—	—	—	—	(653)	(629)	—	—

Net Increase (Decrease)	—	—	—	—	(373)	(17)	—	—

VIP - Growth & Income Initial Class

Units Issued	51	38	4	1	—	—	—	—

Units Redeemed	(175)	(189)	(37)	(35)	—	—	—	—

Net Increase (Decrease)	(124)	(151)	(33)	(34)	—	—	—	—

VIP - Growth & Income Investor Class

Units Issued	—	—	—	—	1,615	1,521	—	—

Units Redeemed	—	—	—	—	(1,573)	(1,575)	—	—

Net Increase (Decrease)	—	—	—	—	42	(54)	—	—

VIP - Growth Opportunities Initial Class

Units Issued	169	151	9	11	—	—	—	—

Units Redeemed	(366)	(286)	(39)	(40)	—	—	—	—

Net Increase (Decrease)	(197)	(135)	(30)	(29)	—	—	—	—

VIP - Growth Opportunities Investor Class

Units Issued	—	—	—	—	2,177	2,178	—	—

Units Redeemed	—	—	—	—	(2,632)	(2,577)	—	—

Net Increase (Decrease)	—	—	—	—	(455)	(399)	—	—

VIP - Mid Cap Initial Class

Units Issued	66	58	5	1	—	—	—	—

Units Redeemed	(347)	(431)	(73)	(71)	—	—	—	—

Net Increase (Decrease)	(281)	(373)	(68)	(70)	—	—	—	—

63	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Mid Cap Investor Class

Units Issued	—	—	—	—	2,010	2,357	—	—

Units Redeemed	—	—	—	—	(2,678)	(2,413)	—	—

Net Increase (Decrease)	—	—	—	—	(668)	(56)	—	—

VIP - Value Strategies Initial Class

Units Issued	12	53	2	4	—	—	—	—

Units Redeemed	(139)	(118)	(29)	(24)	—	—	—	—

Net Increase (Decrease)	(127)	(65)	(27)	(20)	—	—	—	—

VIP - Value Strategies Investor Class

Units Issued	—	—	—	—	303	719	—	—

Units Redeemed	—	—	—	—	(1,130)	(1,336)	—	—

Net Increase (Decrease)	—	—	—	—	(827)	(617)	—	—

VIP - Utilities Initial Class

Units Issued	146	143	19	19	—	—	—	—

Units Redeemed	(152)	(144)	(20)	(16)	—	—	—	—

Net Increase (Decrease)	(6)	(1)	(1)	3	—	—	—	—

VIP - Utilities Investor Class

Units Issued	—	—	—	—	1,692	2,685	—	—

Units Redeemed	—	—	—	—	(2,227)	(1,733)	—	—

Net Increase (Decrease)	—	—	—	—	(535)	952	—	—

VIP - Technology Initial Class

Units Issued	367	257	4	17	—	—	—	—

Units Redeemed	(603)	(493)	(42)	(49)	—	—	—	—

Net Increase (Decrease)	(236)	(236)	(38)	(32)	—	—	—	—

VIP - Technology Investor Class

Units Issued	—	—	—	—	3,416	4,430	—	—

Units Redeemed	—	—	—	—	(3,950)	(4,021)	—	—

Net Increase (Decrease)	—	—	—	—	(534)	409	—	—

VIP - Energy Initial Class

Units Issued	120	201	15	6	—	—	—	—

Units Redeemed	(256)	(465)	(28)	(34)	—	—	—	—

Net Increase (Decrease)	(136)	(264)	(13)	(280	—	—	—	—

VIP - Energy Investor Class

Units Issued	—	—	—	—	2,141	2,925	—	—

Units Redeemed	—	—	—	—	(3,440)	(5,681)	—	—

Net Increase (Decrease)	—	—	—	—	(1,299)	(2,756)	—	—

VIP - Health Care Initial Class

Units Issued	41	82	2	3	—	—	—	—

Units Redeemed	(250)	(274)	(20)	(26)	—	—	—	—

Net Increase (Decrease)	(209)	(192)	(18)	(23)	—	—	—	—

VIP - Health Care Investor Class

Units Issued	—	—	—	—	1,161	1,039	—	—

Units Redeemed	—	—	—	—	(2,194)	(2,685)	—	—

Net Increase (Decrease)	—	—	—	—	(1,033)	(1,646)	—	—

64	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Financials Initial Class

Units Issued	196	270	19	28	—	—	—	—

Units Redeemed	(354)	(197)	(21)	(29)	—	—	—	—

Net Increase (Decrease)	(158)	73	(2)	(1)	—	—	—	—

VIP - Financials Investor Class

Units Issued	—	—	—	—	2,122	2,320	—	—

Units Redeemed	—	—	—	—	(2,436)	(1,906)	—	—

Net Increase (Decrease)	—	—	—	—	(314)	414	—	—

VIP - Industrials Initial Class

Units Issued	76	57	12	5	—	—	—	—

Units Redeemed	(77)	(59)	(11)	(9)	—	—	—	—

Net Increase (Decrease)	(1)	(2)	1	(4)	—	—	—	—

VIP - Industrials Investor Class

Units Issued	—	—	—	—	1,725	1,316	—	—

Units Redeemed	—	—	—	—	(1,357)	(1,082)	—	—

Net Increase (Decrease)	—	—	—	—	368	234	—	—

VIP - Consumer Discretionary Initial Class

Units Issued	22	22	2	1	—	—	—	—

Units Redeemed	(77)	(98)	(17)	(13)	—	—	—	—

Net Increase (Decrease)	(55)	(76)	(15)	(12)	—	—	—	—

VIP - Consumer Discretionary Investor Class

Units Issued	—	—	—	—	502	616	—	—

Units Redeemed	—	—	—	—	(982)	(1,271)	—	—

Net Increase (Decrease)	—	—	—	—	(480)	(655)	—	—

VIP - Real Estate Initial Class

Units Issued	26	30	1	1	—	—	—	—

Units Redeemed	(87)	(83)	(5)	(7)	—	—	—	—

Net Increase (Decrease)	(61)	(53)	(4)	(6)	—	—	—	—

VIP - Real Estate Investor Class

Units Issued	—	—	—	—	767	1,007	—	—

Units Redeemed	—	—	—	—	(1,041)	(1,379)	—	—

Net Increase (Decrease)	—	—	—	—	(274)	(372)	—	—

VIP - Strategic Income Initial Class

Units Issued	116	109	1	2	—	—	—	—

Units Redeemed	(232)	(304)	(34)	(38)	—	—	—	—

Net Increase (Decrease)	(116)	(195)	(33)	(36)	—	—	—	—

VIP - Strategic Income Investor Class

Units Issued	—	—	—	—	5,090	5,386	—	—

Units Redeemed	—	—	—	—	(5,922)	(6,839)	—	—

Net Increase (Decrease)	—	—	—	—	(832)	(1,453)	—	—

VIP - International Capital Appreciation Initial Class

Units Issued	152	96	7	1	—	—	—	—

Units Redeemed	(134)	(109)	(14)	(12)	—	—	—	—

Net Increase (Decrease)	18	(13)	(7)	(11)	—	—	—	—

65	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - International Capital Appreciation Investor Class

Units Issued	—	—	—	—	3,011	1,350	—	—

Units Redeemed	—	—	—	—	(2,099)	(1,798)	—	—

Net Increase (Decrease)	—	—	—	—	912	(448)	—	—

VIP - Value Initial Class

Units Issued	79	72	—	3	—	—	—	—

Units Redeemed	(114)	(147)	(7)	(11)	—	—	—	—

Net Increase (Decrease)	(35)	(75)	(7)	(8)	—	—	—	—

VIP - Value Investor Class

Units Issued	—	—	—	—	600	1,243	—	—

Units Redeemed	—	—	—	—	(1,271)	(1,673)	—	—

Net Increase (Decrease)	—	—	—	—	(671)	(430)	—	—

VIP - Freedom Income Initial Class (A)

Units Issued	33	254	—	—	—	—	—	—

Units Redeemed	(119)	(115)	—	—	—	—	—	—

Net Increase (Decrease)	(86)	139	—	—	—	—	—	—

VIP - Freedom Income Investor Class (A)

Units Issued	—	—	—	—	278	1,068	—	—

Units Redeemed	—	—	—	—	(522)	(646)	—	—

Net Increase (Decrease)	—	—	—	—	(244)	422	—	—

VIP - Freedom 2005 Initial Class (A)

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	(253)	—	—	—	—	—	—

Net Increase (Decrease)	—	(253)	—	—	—	—	—	—

VIP - Investor Freedom 2005 Investor Class (A)

Units Issued	—	—	—	—	—	18	—	—

Units Redeemed	—	—	—	—	—	(806)	—	—

Net Increase (Decrease)	—	—	—	—	—	(788)	—	—

VIP - Freedom 2010 Initial Class

Units Issued	10	11	—	—	—	—	—	—

Units Redeemed	(65)	(78)	—	—	—	—	—	—

Net Increase (Decrease)	(55)	(67)	—	—	—	—	—	—

VIP - Investor Freedom 2010 Investor Class

Units Issued	—	—	—	—	100	16	—	—

Units Redeemed	—	—	—	—	(351)	(273)	—	—

Net Increase (Decrease)	—	—	—	—	(251)	(257)	—	—

VIP - Freedom 2015 Initial Class

Units Issued	26	—	—	—	—	—	—	—

Units Redeemed	(106)	(62)	—	—	—	—	—	—

Net Increase (Decrease)	(80)	(62)	—	—	—	—	—	—

(A) Fund Merged (Note 1)

66	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Investor Freedom 2015 Investor Class

Units Issued	—	—	—	—	82	172	—	—

Units Redeemed	—	—	—	—	(404)	(398)	—	—

Net Increase (Decrease)	—	—	—	—	(322)	(226)	—	—

VIP - Freedom 2020 Initial Class

Units Issued	19	4	—	—	—	—	—	—

Units Redeemed	(67)	(139)	—	—	—	—	—	—

Net Increase (Decrease)	(48)	(135)	—	—	—	—	—	—

VIP - Investor Freedom 2020 Investor Class

Units Issued	—	—	—	—	369	410	—	—

Units Redeemed	—	—	—	—	(708)	(1,447)	—	—

Net Increase (Decrease)	—	—	—	—	(339)	(1,037)	—	—

VIP - Freedom 2025 Initial Class

Units Issued	18	31	—	—	—	—	—	—

Units Redeemed	(68)	(112)	—	—	—	—	—	—

Net Increase (Decrease)	(50)	(81)	—	—	—	—	—	—

VIP - Investor Freedom 2025 Investor Class

Units Issued	—	—	—	—	348	310	—	—

Units Redeemed	—	—	—	—	(871)	(1,474)	—	—

Net Increase (Decrease)	—	—	—	—	(523)	(1,164)	—	—

VIP - Freedom 2030 Initial Class

Units Issued	30	71	—	—	—	—	—	—

Units Redeemed	(139)	(73)	—	—	—	—	—	—

Net Increase (Decrease)	(109)	(2)	—	—	—	—	—	—

VIP - Investor Freedom 2030 Investor Class

Units Issued	—	—	—	—	808	1,007	—	—

Units Redeemed	—	—	—	—	(1,248)	(1,726)	—	—

Net Increase (Decrease)	—	—	—	—	(440)	(719)	—	—

VIP - Freedom 2035 Initial Class

Units Issued	52	66	—	—	—	—	—	—

Units Redeemed	(26)	—	—	—	—	—	—	—

Net Increase (Decrease)	26	66	—	—	—	—	—	—

VIP - Investor Freedom 2035 Investor Class

Units Issued	—	—	—	—	1,390	1,389	—	—

Units Redeemed	—	—	—	—	(488)	(236)	—	—

Net Increase (Decrease)	—	—	—	—	902	1,153	—	—

VIP - Freedom 2040 Initial Class

Units Issued	68	35	—	—	—	—	—	—

Units Redeemed	(58)	(3)	—	—	—	—	—	—

Net Increase (Decrease)	10	32	—	—	—	—	—	—

67	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Investor Freedom 2040 Investor Class

Units Issued	—	—	—	—	827	515	—	—

Units Redeemed	—	—	—	—	(249)	(94)	—	—

Net Increase (Decrease)	—	—	—	—	578	421	—	—

VIP - Freedom 2045 Initial Class

Units Issued	24	5	—	—	—	—	—	—

Units Redeemed	(2)	(5)	—	—	—	—	—	—

Net Increase (Decrease)	22	—	—	—	—	—	—	—

VIP - Investor Freedom 2045 Investor Class

Units Issued	—	—	—	—	319	183	—	—

Units Redeemed	—	—	—	—	(123)	(56)	—	—

Net Increase (Decrease)	—	—	—	—	196	127	—	—

VIP - Freedom 2050 Initial Class

Units Issued	23	11	—	—	—	—	—	—

Units Redeemed	(4)	(9)	—	—	—	—	—	—

Net Increase (Decrease)	19	2	—	—	—	—	—	—

VIP - Investor Freedom 2050 Investor Class

Units Issued	—	—	—	—	437	428	—	—

Units Redeemed	—	—	—	—	(105)	(125)	—	—

Net Increase (Decrease)	—	—	—	—	332	303	—	—

VIP - Freedom Lifetime Income I

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	(46)	(34)

Net Increase (Decrease)	—	—	—	—	—	—	(46)	(34)

VIP - Freedom Lifetime Income II

Units Issued	—	—	—	—	—	—	—	—

Units Redeemed	—	—	—	—	—	—	(87)	(93)

Net Increase (Decrease)	—	—	—	—	—	—	(87)	(93)

VIP - Freedom Lifetime Income III

Units Issued	—	—	—	—	—	—	—	10

Units Redeemed	—	—	—	—	—	—	(72)	(68)

Net Increase (Decrease)	—	—	—	—	—	—	(72)	(58)

VIP - Disciplined Small Cap Initial Class

Units Issued	73	256	5	12	—	—	—	—

Units Redeemed	(221)	(212)	(19)	(25)	—	—	—	—

Net Increase (Decrease)	(148)	44	(14)	(13)	—	—	—	—

VIP - Disciplined Small CapInvestor Class

Units Issued	—	—	—	—	1,484	2,741	—	—

Units Redeemed	—	—	—	—	(2,253)	(2,412)	—	—

Net Increase (Decrease)	—	—	—	—	(769)	329	—	—

VIP - FundsManager 20% Investor Class

Units Issued	95	55	2	5	2,306	1,578	28	20

Units Redeemed	(345)	(307)	(29)	(163)	(4,175)	(6,527)	(56)	(62)

Net Increase (Decrease)	(250)	(252)	(27)	(158)	(1,869)	(4,949)	(28)	(42)

68	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - FundsManager 30% Investor Class

Units Issued	48	85	3	—	1,425	760	—	—

Units Redeemed	(6)	—	—	1	(553)	(152)	—	—

Net Increase (Decrease)	42	85	3	1	872	608	—	—

VIP - FundsManager 40% Investor Class

Units Issued	71	47	—	—	2,792	1,023	—	—

Units Redeemed	(62)	(33)	—	—	(809)	(159)	—	—

Net Increase (Decrease)	9	14	—	—	1,983	864	—	—

VIP - FundsManager 50% Investor Class

Units Issued	30	41	39	—	3,923	4,075	13	—

Units Redeemed	(312)	(343)	(172)	(283)	(8,000)	(8,683)	(407)	(374)

Net Increase (Decrease)	(282)	(302)	(133)	(283)	(4,077)	(4,608)	(394)	(374)

VIP - FundsManager 60% Investor Class

Units Issued	50	77	—	5	5,350	6,129	4	9

Units Redeemed	(220)	(238)	(90)	(81)	(7,150)	(8,246)	(422)	(447)

Net Increase (Decrease)	(170)	(161)	(90)	(76)	(1,800)	(2,117)	(418)	(438)

VIP - FundsManager 70% Investor Class

Units Issued	76	49	9	4	7,988	9,746	9	14

Units Redeemed	(256)	(190)	(91)	(104)	(7,416)	(9,435)	(129)	(92)

Net Increase (Decrease)	(180)	(141)	(82)	(100)	572	311	(120)	(78)

VIP - FundsManager 85% Investor Class

Units Issued	40	3	1	—	4,928	4,406	3	14

Units Redeemed	(96)	(50)	(38)	(46)	(3,302)	(2,734)	(110)	(54)

Net Increase (Decrease)	(56)	(47)	(37)	(46)	1,626	1,672	(107)	(40)

VIP - Consumer Staples Initial Class

Units Issued	50	21	3	1	—	—	—	—

Units Redeemed	(114)	(106)	(17)	(10)	—	—	—	—

Net Increase (Decrease)	(64)	(85)	(14)	(9)	—	—	—	—

VIP - Consumer Staples Investor Class

Units Issued	—	—	—	—	621	644	—	—

Units Redeemed	—	—	—	—	(1,132)	(1,509)	—	—

Net Increase (Decrease)	—	—	—	—	(511)	(865)	—	—

VIP - Materials Initial Class

Units Issued	18	24	1	—	—	—	—	—

Units Redeemed	(61)	(133)	(3)	(11)	—	—	—	—

Net Increase (Decrease)	(43)	(109)	(2)	(11)	—	—	—	—

VIP - Materials Investor Class

Units Issued	—	—	—	—	521	463	—	—

Units Redeemed	—	—	—	—	(550)	(864)	—	—

Net Increase (Decrease)	—	—	—	—	(29)	(401)	—	—

VIP - Communication Services Initial Class

Units Issued	317	138	28	12	—	—	—	—

Units Redeemed	(231)	(230)	(38)	(38)	—	—	—	—

Net Increase (Decrease)	86	(92)	(10)	(26)	—	—	—	—

69	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIP - Communication Services Investor Class

Units Issued	—	—	—	—	3,518	1,561	—	—

Units Redeemed	—	—	—	—	(2,247)	(1,934)	—	—

Net Increase (Decrease)	—	—	—	—	1,271	(373)	—	—

VIP - Hedged Equity Investor Class (C)

Units Issued	—	—	—	—	767	—	—	—

Units Redeemed	—	—	—	—	—	—	—	—

Net Increase (Decrease)	—		—		767		—

VIP - Emerging Markets Initial Class

Units Issued	340	117	60	3	—	—	—	—

Units Redeemed	(243)	(186)	(28)	(20)	—	—	—	—

Net Increase (Decrease)	97	(69)	32	(17)	—	—	—	—

VIP - Emerging Markets Investor Class

Units Issued	—	—	—	—	5,864	1,646	—	—

Units Redeemed	—	—	—	—	(2,999)	(2,095)	—	—

Net Increase (Decrease)	—	—	—	—	2,865	(449)	—	—

VIP - Floating Rate High Income Initial Class

Units Issued	309	371	7	25	—	—	—	—

Units Redeemed	(542)	(454)	(20)	(15)	—	—	—	—

Net Increase (Decrease)	(233)	(83)	(13)	10	—	—	—	—

VIP - Floating Rate High Income Investor Class

Units Issued	—	—	—	—	5,545	7,543	—	—

Units Redeemed	—	—	—	—	(7,973)	(5,699)	—	—

Net Increase (Decrease)	—	—	—	—	(2,428)	1,844	—	—

VIP - Bond Index Initial Class

Units Issued	1,218	839	6	9	17,852	17,641	—	—

Units Redeemed	(1,205)	(878)	(14)	(21)	(12,294)	(11,988)	—	—

Net Increase (Decrease)	13	(39)	(8)	(12)	5,558	5,653	—	—

VIP - Total Market Index Initial Class

Units Issued	475	520	3	9	9,185	11,240	—	—

Units Redeemed	(549)	(512)	(23)	(9)	(9,576)	(8,282)	—	—

Net Increase (Decrease)	(74)	8	(20)	—	(391)	2,958	—	—

VIF - Extended Market Index Initial Class

Units Issued	90	57	29	1	2,495	2,664	—	—

Units Redeemed	(53)	(88)	(5)	(3)	(2,037)	(2,875)	—	—

Net Increase (Decrease)	37	(31)	24	(2)	458	(211)	—	—

VIF - International Index Initial Class

Units Issued	768	155	56	2	16,530	5,307	—	—

Units Redeemed	(488)	(208)	(28)	(3)	(7,368)	(4,328)	—	—

Net Increase (Decrease)	280	(53)	28	(1)	9,162	979	—	—

(C) New Fund (Note 1)

70	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
VIF - Emerging Markets Equity Class I

Units Issued	18	8	—	—	388	363	—	—

Units Redeemed	(78)	(84)	(10)	(6)	(392)	(435)	—	—

Net Increase (Decrease)	(60)	(76)	(10)	(6)	(4)	(72)	—	—

VIF - Emerging Markets Debt Class I

Units Issued	28	27	7	—	635	417	—	—

Units Redeemed	(40)	(99)	(7)	(3)	(644)	(679)	—	—

Net Increase (Decrease)	(12)	(72)	—	(3)	(9)	(262)	—	—

VIF - Global Strategist - Class II

Units Issued	31	1	—	—	139	146	—	—

Units Redeemed	(42)	(31)	(8)	(8)	(134)	(128)	—	—

Net Increase (Decrease)	(11)	(30)	(8)	(8)	5	18	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor

Units Issued	178	9	39	—	3,124	380	—	—

Units Redeemed	(82)	(41)	(15)	(4)	(1,111)	(154)	—	—

Net Increase (Decrease)	96	(32)	24	(4)	2,013	226	—	—

Invesco - VI Global Core Equity Series I

Units Issued	3	2	—	—	92	—	—	—

Units Redeemed	(17)	(30)	(6)	(5)	(146)	—	—	—

Net Increase (Decrease)	(14)	(28)	(6)	(5)	(54)	—	—	—

Allspring - VT Discovery SMID Cap Growth Class 2

Units Issued	1	1	—	—	—	—	—	—

Units Redeemed	(31)	(25)	(4)	(3)	—	—	—	—

Net Increase (Decrease)	(30)	(24)	(4)	(3)	—	—	—	—

Allspring - VT Opportunity Class 2

Units Issued	1	17	—	—	—	348	—	—

Units Redeemed	(13)	(154)	(3)	(5)	—	(629)	—	—

Net Increase (Decrease)	(12)	(137)	(3)	(5)	—	(281)	—	—

PVIT - Commodity Real Return Portfolio - Administrative

Units Issued	—	—	29	—	2,272	524	—	—

Units Redeemed	—	—	(49)	(17)	(1,936)	(1,842)	—	—

Net Increase (Decrease)	—	—	(20)	(17)	336	(1,318)	—	—

PVIT - Low Duration Portfolio - Administrative

Units Issued	224	255	21	2	6,781	4,662	—	—

Units Redeemed	(423)	(840)	(9)	(7)	(4,279)	(6,736)	—	—

Net Increase (Decrease)	(199)	(585)	12	(5)	2,502	(2,074)	—	—

PVIT - Real Return Portfolio - Administrative

Units Issued	110	40	4	3	2,388	640	—	—

Units Redeemed	(154)	(111)	(10)	(6)	(2,170)	(2,159)	—	—

Net Increase (Decrease)	(44)	(71)	(6)	(3)	218	(1,519)	—	—

71	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity		Fidelity		Fidelity		Fidelity Freedom
	Retirement Reserves		Income Advantage		Personal Retirement		Lifetime Income

(in thousands)	2025	2024	2025	2024	2025	2024	2025	2024
PVIT - Total Return Portfolio - Administrative

Units Issued	140	69	8	4	4,186	3,515	—	—

Units Redeemed	(471)	(161)	(5)	(13)	(3,988)	(5,245)	—	—

Net Increase (Decrease)	(331)	(92)	3	(9)	198	(1,730)	—	—

Blackrock - Global Allocation V.I. Fund - Class I

Units Issued	77	18	1	1	881	515	—	—

Units Redeemed	(49)	(55)	(4)	(4)	(1,189)	(1,228)	—	—

Net Increase (Decrease)	28	(37)	(3)	(3)	(308)	(713)	—	—

FTVIP - Templeton Global Bond Fund - Class 2

Units Issued	173	21	1	—	2,180	450	—	—

Units Redeemed	(159)	(36)	(4)	(3)	(1,678)	(673)	—	—

Net Increase (Decrease)	14	(15)	(3)	(3)	502	(223)	—	—

FTVIP - Franklin U.S. Government Securities Fund - Class 2

Units Issued	296	159	6	1	2,429	1,480	—	—

Units Redeemed	(321)	(204)	(2)	(7)	(1,870)	(1,646)	—	—

Net Increase (Decrease)	(25)	(45)	4	(6)	559	(166)	—	—

	Fidelity Growth and Guaranteed Income

(in thousands)	2025	2024
VIP - Government Money Market Investor Class

Units Issued	3,708	3,540

Units Redeemed	(3,652)	(3,548)

Net Increase (Decrease)	56	(8)

VIP - Balanced Investor Class

Units Issued	69	47

Units Redeemed	(2,528)	(3,473)

Net Increase (Decrease)	(2,459)	(3,426)

VIP - FundsManager 60% Investor Class

Units Issued	13	7

Units Redeemed	(1,991)	(3,164)

Net Increase (Decrease)	(1,978)	(3,157)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Initial Class
2025	10,346	$23.62	$22.39	$244,035	0.80%	1.00%	4.06%	3.28%	3.08%
2024	9,899	$22.87	$21.72	$225,987	0.80%	1.00%	4.99%	4.26%	4.07%
2023	10,694	$21.93	$20.87	$234,183	0.80%	1.00%	4.78%	4.05%	3.83%
2022	12,621	$21.08	$20.10	$265,606	0.80%	1.00%	1.52%	0.64%	0.45%
2021	10,312	$20.95	$20.01	$215,555	0.80%	1.00%	0.01%	(0.79%)	(1.00%)

72	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market Investor Class
2025	281,612	$12.06	$9.72	$3,556,721	0.10%	1.40%	4.02%	4.06%	2.64%
2024	253,334	$11.59	$9.47	$3,076,385	0.10%	1.40%	4.95%	4.97%	3.60%
2023	236,066	$11.04	$9.14	$2,742,526	0.10%	1.40%	4.78%	4.78%	3.37%
2022	209,547	$10.54	$9.03	$2,325,405	0.10%	1.40%	1.52%	1.31%	0.16%
2021	159,019	$10.40	$9.01	$1,739,232	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
VIP - High Income Initial Class
2025	705	$72.23	$68.46	$50,448	0.80%	1.00%	6.37%	9.47%	9.17%
2024	753	$65.98	$62.71	$49,163	0.80%	1.00%	5.68%	8.10%	7.97%
2023	874	$61.04	$58.08	$52,869	0.80%	1.00%	5.51%	9.60%	9.38%
2022	977	$55.69	$53.10	$53,866	0.80%	1.00%	4.87%	(12.09%)	(12.26%)
2021	1,122	$63.35	$60.52	$70,393	0.80%	1.00%	5.28%	3.58%	3.37%
VIP - High Income Investor Class
2025	13,916	$21.90	$28.44	$338,450	0.10%	0.25%	6.66%	10.38%	10.17%
2024	13,919	$19.84	$25.81	$308,629	0.10%	0.25%	6.13%	8.94%	8.78%
2023	14,318	$18.22	$28.39	$294,761	0.10%	0.25%	5.58%	10.20%	10.04%
2022	15,578	$16.53	$25.80	$291,924	0.10%	0.25%	5.01%	(11.56%)	(11.69%)
2021	17,810	$18.69	$29.22	$377,064	0.10%	0.25%	5.32%	4.52%	4.36%
VIP - Equity-Income Initial Class
2025	1,677	$244.92	$232.12	$408,936	0.80%	1.00%	1.78%	18.07%	17.77%
2024	1,853	$207.44	$197.10	$382,625	0.80%	1.00%	1.73%	14.42%	14.21%
2023	2,059	$181.30	$172.57	$371,409	0.80%	1.00%	1.89%	9.76%	9.58%
2022	2,268	$165.17	$157.48	$372,789	0.80%	1.00%	1.85%	(5.72%)	(5.91%)
2021	2,466	$175.18	$167.37	$429,819	0.80%	1.00%	1.89%	23.89%	23.65%
VIP - Equity-Income Investor Class
2025	14,193	$54.06	$47.75	$735,369	0.10%	0.25%	1.80%	18.81%	18.63%
2024	14,341	$45.50	$40.25	$624,856	0.10%	0.25%	1.81%	15.14%	14.97%
2023	14,414	$39.52	$57.80	$543,997	0.10%	0.25%	1.88%	10.45%	10.28%
2022	14,707	$35.78	$52.41	$502,741	0.10%	0.25%	1.89%	(5.11%)	(5.26%)
2021	13,949	$37.71	$55.32	$503,315	0.10%	0.25%	1.89%	24.71%	24.52%
VIP - Growth Initial Class
2025	1,570	$519.23	$492.09	$813,359	0.80%	1.00%	0.29%	13.98%	13.71%
2024	1,742	$455.56	$432.77	$790,637	0.80%	1.00%	—	29.34%	29.13%
2023	1,908	$352.21	$335.14	$669,758	0.80%	1.00%	0.13%	35.15%	34.88%
2022	2,039	$260.60	$248.48	$529,694	0.80%	1.00%	0.62%	(25.06%)	(25.21%)
2021	2,209	$347.74	$332.23	$765,572	0.80%	1.00%	—	22.23%	21.98%
VIP - Growth Investor Class
2025	12,562	$111.10	$102.25	$1,362,942	0.10%	0.25%	0.23%	14.70%	14.53%
2024	13,634	$96.86	$89.28	$1,288,097	0.10%	0.25%	—	30.17%	29.97%
2023	12,989	$74.41	$106.29	$940,370	0.10%	0.25%	0.07%	35.99%	35.78%
2022	11,867	$54.72	$78.28	$632,484	0.10%	0.25%	0.53%	(24.59%)	(24.70%)
2021	12,313	$72.56	$103.96	$871,206	0.10%	0.25%	—	23.00%	22.82%
VIP - Overseas Initial Class
2025	760	$88.41	$83.79	$66,969	0.80%	1.00%	1.57%	19.41%	19.19%
2024	811	$74.04	$70.30	$59,845	0.80%	1.00%	1.58%	4.21%	4.01%
2023	926	$71.05	$67.59	$65,518	0.80%	1.00%	1.02%	19.57%	19.29%
2022	1,008	$59.42	$56.66	$59,715	0.80%	1.00%	1.04%	(25.09%)	(25.24%)
2021	1,107	$79.32	$75.78	$87,478	0.80%	1.00%	0.52%	18.74%	18.50%
VIP - Overseas Investor Class
2025	8,781	$30.73	$30.79	$272,585	0.10%	0.25%	1.54%	20.18%	20.00%
2024	8,240	$25.57	$25.65	$213,047	0.10%	0.25%	1.50%	4.87%	4.71%
2023	9,047	$24.38	$33.33	$223,226	0.10%	0.25%	0.97%	20.29%	20.10%
2022	9,282	$20.27	$27.75	$190,729	0.10%	0.25%	0.99%	(24.62%)	(24.73%)
2021	9,733	$26.89	$36.87	$265,667	0.10%	0.25%	0.48%	19.51%	19.33%
VIP - Investment Grade Bond Initial Class
2025	2,090	$48.59	$46.05	$100,747	0.80%	1.00%	3.52%	6.37%	6.11%
2024	2,282	$45.68	$43.40	$103,361	0.80%	1.00%	3.42%	0.97%	0.81%
2023	2,576	$45.25	$43.05	$115,587	0.80%	1.00%	2.52%	5.34%	5.13%
2022	2,851	$42.95	$40.95	$121,340	0.80%	1.00%	2.10%	(13.65%)	(13.82%)
2021	3,369	$49.74	$47.52	$166,332	0.80%	1.00%	1.99%	(1.40%)	(1.60%)

73	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2025	47,670	$14.99	$18.96	$787,746	0.10%	0.25%	3.66%	7.07%	6.94%
2024	45,622	$14.00	$17.73	$708,962	0.10%	0.25%	3.51%	1.64%	1.49%
2023	44,022	$13.77	$17.47	$679,669	0.10%	0.25%	2.54%	6.02%	5.82%
2022	45,579	$12.99	$16.51	$665,825	0.10%	0.25%	2.11%	(13.06%)	(13.15%)
2021	53,000	$14.94	$19.01	$894,402	0.10%	0.25%	2.01%	(0.74%)	(0.89%)
VIP - Asset Manager 50% Initial Class(B)
2025	1,641	$96.17	$91.14	$157,224	0.80%	1.00%	2.46%	14.07%	13.78%
2024	1,848	$84.31	$80.10	$154,929	0.80%	1.00%	2.36%	7.62%	7.42%
2023	2,064	$78.34	$74.57	$160,852	0.80%	1.00%	2.28%	12.04%	11.87%
2022	2,311	$69.92	$66.66	$160,703	0.80%	1.00%	1.99%	(15.61%)	(15.79%)
2021	2,570	$82.85	$79.16	$211,820	0.80%	1.00%	1.59%	9.04%	8.82%
VIP - Asset Manager 50% Investor Class(B)
2025	7,380	$28.90	$33.34	$231,502	0.10%	0.25%	2.68%	14.77%	14.61%
2024	7,223	$25.18	$29.09	$198,286	0.10%	0.25%	2.33%	8.25%	8.09%
2023	8,037	$23.26	$32.46	$205,342	0.10%	0.25%	2.22%	12.80%	12.63%
2022	8,886	$20.62	$28.82	$201,369	0.10%	0.25%	1.99%	(15.10%)	(15.22%)
2021	9,594	$24.29	$34.00	$256,967	0.10%	0.25%	1.59%	9.74%	9.58%
VIP - Index 500 Initial Class
2025	86,764	$81.00	$213.03	$7,425,869	0.10%	1.00%	1.17%	17.66%	16.49%
2024	89,348	$68.84	$182.87	$6,545,419	0.10%	1.00%	1.30%	24.77%	23.68%
2023	87,411	$55.17	$147.86	$5,176,473	0.10%	1.00%	1.50%	26.08%	25.02%
2022	85,283	$43.76	$118.27	$4,041,574	0.10%	1.00%	1.48%	(18.30%)	(19.03%)
2021	84,374	$53.56	$146.07	$4,944,733	0.10%	1.00%	1.29%	28.45%	27.29%
VIP - Asset Manager 70% Initial Class(B)
2025	843	$74.92	$71.00	$62,785	0.80%	1.00%	1.80%	17.30%	17.05%
2024	929	$63.87	$60.66	$58,874	0.80%	1.00%	1.74%	9.92%	9.71%
2023	1,026	$58.11	$55.29	$59,214	0.80%	1.00%	1.76%	15.43%	15.19%
2022	1,154	$50.34	$48.00	$57,709	0.80%	1.00%	1.79%	(17.54%)	(17.70%)
2021	1,243	$61.05	$58.32	$75,337	0.80%	1.00%	1.40%	13.05%	12.82%
VIP - Asset Manager 70% Investor Class(B)
2025	5,182	$36.79	$39.67	$201,317	0.10%	0.25%	2.18%	18.07%	17.86%
2024	4,220	$31.16	$33.66	$139,412	0.10%	0.25%	1.74%	10.62%	10.45%
2023	4,240	$28.17	$40.56	$126,952	0.10%	0.25%	1.78%	16.13%	15.97%
2022	4,513	$24.26	$34.97	$116,332	0.10%	0.25%	1.79%	(17.01%)	(17.15%)
2021	4,547	$29.23	$42.21	$141,408	0.10%	0.25%	1.41%	13.77%	13.60%
VIP - Contrafund Initial Class
2025	4,686	$296.85	$281.33	$1,385,619	0.80%	1.00%	0.14%	20.51%	20.16%
2024	5,229	$246.33	$234.12	$1,283,133	0.80%	1.00%	0.19%	32.72%	32.47%
2023	5,742	$185.61	$176.74	$1,061,566	0.80%	1.00%	0.49%	32.39%	32.21%
2022	6,239	$140.20	$133.68	$871,487	0.80%	1.00%	0.50%	(26.90%)	(27.05%)
2021	6,806	$191.79	$183.24	$1,300,199	0.80%	1.00%	0.06%	26.81%	26.56%
VIP - Contrafund Investor Class
2025	39,079	$83.48	$87.08	$3,348,892	0.10%	0.25%	0.10%	21.27%	20.98%
2024	39,878	$68.84	$71.98	$2,826,886	0.10%	0.25%	0.14%	33.57%	33.36%
2023	38,487	$51.54	$77.69	$2,055,964	0.10%	0.25%	0.44%	33.22%	33.03%
2022	39,889	$38.69	$58.40	$1,601,868	0.10%	0.25%	0.43%	(26.45%)	(26.57%)
2021	42,408	$52.60	$79.53	$2,317,809	0.10%	0.25%	0.05%	27.62%	27.42%
VIP - Balanced Initial Class
2025	2,690	$73.91	$70.05	$197,046	0.80%	1.00%	1.70%	14.27%	14.07%
2024	3,019	$64.68	$61.41	$193,490	0.80%	1.00%	1.83%	14.99%	14.76%
2023	3,201	$56.25	$53.51	$178,589	0.80%	1.00%	1.71%	20.57%	20.30%
2022	3,502	$46.65	$44.48	$162,029	0.80%	1.00%	1.25%	(18.60%)	(18.76%)
2021	3,893	$57.31	$54.75	$221,126	0.80%	1.00%	0.94%	17.32%	17.08%
VIP - Balanced Investor Class
2025	89,995	$47.58	$61.40	$4,374,767	0.10%	1.40%	1.70%	15.07%	13.56%
2024	95,011	$41.35	$54.07	$4,031,716	0.10%	1.40%	1.81%	15.72%	14.20%
2023	98,873	$35.74	$47.35	$3,631,880	0.10%	1.40%	1.67%	21.31%	19.72%
2022	104,644	$29.46	$39.55	$3,169,282	0.10%	1.40%	1.19%	(18.12%)	(19.17%)
2021	112,027	$35.98	$48.93	$4,141,613	0.10%	1.40%	0.88%	18.06%	16.52%

74	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation Initial Class
2025	272	$97.65	$93.37	$26,463	0.80%	1.00%	0.58%	17.84%	17.61%
2024	313	$82.87	$79.39	$25,722	0.80%	1.00%	0.22%	24.52%	24.26%
2023	340	$66.55	$63.89	$22,464	0.80%	1.00%	0.36%	28.04%	27.78%
2022	363	$51.98	$50.00	$18,780	0.80%	1.00%	0.30%	(21.50%)	(21.66%)
2021	419	$66.22	$63.82	$27,569	0.80%	1.00%	0.41%	23.63%	23.38%
VIP - Dynamic Capital Appreciation Investor Class
2025	2,554	$84.79	$87.79	$221,116	0.10%	0.25%	0.49%	18.55%	18.36%
2024	2,927	$71.52	$74.16	$214,160	0.10%	0.25%	0.16%	25.30%	25.11%
2023	2,944	$57.08	$89.56	$172,512	0.10%	0.25%	0.29%	28.80%	28.60%
2022	2,940	$44.32	$69.64	$133,970	0.10%	0.25%	0.24%	(20.97%)	(21.08%)
2021	3,241	$56.08	$88.25	$186,787	0.10%	0.25%	0.34%	24.33%	24.15%
VIP - Growth & Income Initial Class
2025	1,488	$101.62	$96.31	$150,269	0.80%	1.00%	1.52%	20.53%	20.19%
2024	1,645	$84.31	$80.13	$137,805	0.80%	1.00%	1.42%	21.23%	21.01%
2023	1,829	$69.54	$66.22	$126,488	0.80%	1.00%	1.64%	17.77%	17.62%
2022	1,987	$59.05	$56.30	$116,648	0.80%	1.00%	1.62%	(5.71%)	(5.90%)
2021	2,139	$62.62	$59.83	$133,106	0.80%	1.00%	2.40%	24.94%	24.69%
VIP - Growth & Income Investor Class
2025	7,106	$73.28	$67.35	$506,129	0.10%	0.25%	1.57%	21.26%	21.08%
2024	7,064	$60.43	$55.62	$415,400	0.10%	0.25%	1.45%	22.05%	21.87%
2023	7,118	$49.51	$67.10	$342,117	0.10%	0.25%	1.62%	18.50%	18.32%
2022	7,234	$41.78	$56.71	$293,370	0.10%	0.25%	1.70%	(5.10%)	(5.24%)
2021	6,293	$44.03	$59.85	$269,306	0.10%	0.25%	2.48%	25.67%	25.48%
VIP - Growth Opportunities Initial Class
2025	1,582	$143.09	$135.61	$224,963	0.80%	1.00%	—	20.96%	20.69%
2024	1,809	$118.30	$112.36	$212,890	0.80%	1.00%	—	37.77%	37.53%
2023	1,974	$85.87	$81.70	$168,522	0.80%	1.00%	—	44.51%	44.19%
2022	2,103	$59.42	$56.66	$124,260	0.80%	1.00%	—	(38.64%)	(38.76%)
2021	2,566	$96.85	$92.53	$247,094	0.80%	1.00%	—	11.05%	10.82%
VIP - Growth Opportunities Investor Class
2025	10,045	$146.19	$128.93	$1,415,032	0.10%	0.25%	—	21.73%	21.55%
2024	10,500	$120.09	$106.07	$1,212,984	0.10%	0.25%	—	38.65%	38.44%
2023	10,899	$86.62	$141.88	$906,189	0.10%	0.25%	—	45.43%	45.20%
2022	11,088	$59.56	$97.71	$633,823	0.10%	0.25%	—	(38.27%)	(38.36%)
2021	13,573	$96.48	$158.51	$1,258,355	0.10%	0.25%	—	11.75%	11.59%
VIP - Mid Cap Initial Class
2025	2,793	$93.62	$88.89	$259,830	0.80%	1.00%	0.43%	10.79%	10.56%
2024	3,142	$84.50	$80.40	$263,581	0.80%	1.00%	0.53%	16.56%	16.32%
2023	3,587	$72.50	$69.12	$258,327	0.80%	1.00%	0.59%	14.22%	13.98%
2022	4,016	$63.47	$60.64	$253,251	0.80%	1.00%	0.49%	(15.43%)	(15.59%)
2021	4,322	$75.05	$71.84	$322,312	0.80%	1.00%	0.60%	24.60%	24.35%
VIP - Mid Cap Investor Class
2025	14,366	$45.33	$57.00	$711,960	0.10%	0.25%	0.37%	11.57%	11.40%
2024	15,034	$40.63	$51.16	$673,555	0.10%	0.25%	0.50%	17.29%	17.11%
2023	15,090	$34.64	$60.99	$584,105	0.10%	0.25%	0.51%	14.90%	14.72%
2022	16,866	$30.15	$53.16	$567,814	0.10%	0.25%	0.46%	(14.92%)	(15.04%)
2021	16,577	$35.44	$62.57	$658,078	0.10%	0.25%	0.55%	25.41%	25.23%
VIP - Value Strategies Initial Class
2025	627	$58.73	$56.15	$36,518	0.80%	1.00%	1.04%	7.11%	6.89%
2024	781	$54.83	$52.53	$42,372	0.80%	1.00%	1.00%	8.52%	8.31%
2023	866	$50.52	$48.50	$43,438	0.80%	1.00%	1.11%	19.89%	19.63%
2022	1,025	$42.14	$40.54	$42,935	0.80%	1.00%	1.01%	(7.77%)	(7.94%)
2021	1,215	$45.69	$44.04	$55,174	0.80%	1.00%	1.51%	32.53%	32.26%
VIP - Value Strategies Investor Class
2025	3,010	$51.77	$50.46	$156,141	0.10%	0.25%	0.94%	7.79%	7.61%
2024	3,837	$48.03	$46.89	$184,987	0.10%	0.25%	0.96%	9.26%	9.09%
2023	4,454	$43.96	$89.88	$196,657	0.10%	0.25%	1.05%	20.61%	20.44%
2022	5,141	$36.45	$74.63	$188,676	0.10%	0.25%	0.94%	(7.19%)	(7.33%)
2021	5,968	$39.27	$80.54	$236,505	0.10%	0.25%	1.54%	33.35%	33.15%

75	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities Initial Class
2025	579	$59.03	$56.19	$33,936	0.80%	1.00%	1.81%	13.19%	12.97%
2024	586	$52.15	$49.74	$30,402	0.80%	1.00%	2.09%	27.96%	27.70%
2023	584	$40.75	$38.95	$23,681	0.80%	1.00%	2.08%	(1.83%)	(2.01%)
2022	833	$41.51	$39.75	$34,384	0.80%	1.00%	1.64%	4.59%	4.36%
2021	651	$39.69	$38.09	$25,765	0.80%	1.00%	1.85%	16.56%	16.32%
VIP - Utilities Investor Class
2025	4,404	$53.07	$63.97	$252,261	0.10%	0.25%	1.72%	13.91%	13.73%
2024	4,939	$46.59	$56.24	$248,114	0.10%	0.25%	2.26%	28.76%	28.57%
2023	3,987	$36.18	$44.57	$158,539	0.10%	0.25%	2.04%	(1.23%)	(1.36%)
2022	5,431	$36.63	$45.18	$218,566	0.10%	0.25%	1.57%	5.29%	5.12%
2021	4,028	$34.79	$42.98	$154,428	0.10%	0.25%	1.83%	17.25%	17.08%
VIP - Technology Initial Class
2025	1,875	$179.03	$170.42	$334,505	0.80%	1.00%	—	21.79%	21.54%
2024	2,149	$147.00	$140.22	$314,693	0.80%	1.00%	—	34.50%	34.23%
2023	2,419	$109.29	$104.46	$263,290	0.80%	1.00%	0.14%	57.05%	56.73%
2022	2,055	$69.59	$66.65	$142,551	0.80%	1.00%	—	(36.37%)	(36.49%)
2021	2,666	$109.36	$104.95	$290,330	0.80%	1.00%	—	27.14%	26.88%
VIP - Technology Investor Class
2025	14,145	$163.69	$209.73	$2,500,313	0.10%	0.25%	—	22.58%	22.39%
2024	14,679	$133.54	$171.36	$2,137,374	0.10%	0.25%	—	35.35%	35.15%
2023	14,270	$98.66	$226.18	$1,560,556	0.10%	0.25%	0.07%	57.99%	57.75%
2022	12,400	$62.45	$143.38	$861,708	0.10%	0.25%	—	(35.94%)	(36.03%)
2021	14,315	$97.48	$224.15	$1,554,980	0.10%	0.25%	—	27.94%	27.74%
VIP - Energy Initial Class
2025	787	$41.42	$39.43	$32,428	0.80%	1.00%	2.18%	9.69%	9.47%
2024	936	$37.76	$36.02	$35,167	0.80%	1.00%	2.19%	3.46%	3.27%
2023	1,226	$36.50	$34.88	$44,550	0.80%	1.00%	2.33%	0.19%	(0.03%)
2022	2,549	$36.43	$34.89	$92,462	0.80%	1.00%	2.75%	61.87%	61.55%
2021	1,244	$22.51	$21.60	$27,847	0.80%	1.00%	3.28%	54.11%	53.80%
VIP - Energy Investor Class
2025	6,999	$23.72	$26.12	$173,903	0.10%	0.25%	2.02%	10.38%	10.24%
2024	8,298	$21.49	$23.69	$187,335	0.10%	0.25%	2.07%	4.10%	3.94%
2023	11,055	$20.65	$30.35	$240,589	0.10%	0.25%	2.52%	0.81%	0.66%
2022	18,072	$20.48	$30.15	$388,304	0.10%	0.25%	2.55%	62.96%	62.72%
2021	11,233	$12.57	$18.53	$148,929	0.10%	0.25%	2.65%	55.00%	54.77%
VIP - Health Care Initial Class
2025	874	$85.03	$80.94	$74,028	0.80%	1.00%	0.37%	13.48%	13.25%
2024	1,101	$74.93	$71.47	$82,129	0.80%	1.00%	—	4.29%	4.08%
2023	1,317	$71.85	$68.67	$94,192	0.80%	1.00%	—	3.42%	3.22%
2022	1,580	$69.47	$66.53	$109,365	0.80%	1.00%	—	(13.10%)	(13.28%)
2021	1,811	$79.94	$76.72	$144,136	0.80%	1.00%	0.09%	10.84%	10.62%
VIP - Health Care Investor Class
2025	7,500	$77.78	$80.04	$594,106	0.10%	0.25%	0.31%	14.15%	13.98%
2024	8,533	$68.14	$70.22	$593,290	0.10%	0.25%	—	4.95%	4.79%
2023	10,179	$64.93	$93.97	$676,540	0.10%	0.25%	—	4.11%	3.95%
2022	11,741	$62.36	$90.40	$750,486	0.10%	0.25%	—	(12.58%)	(12.71%)
2021	12,270	$71.33	$103.56	$897,989	0.10%	0.25%	0.08%	11.54%	11.38%
VIP - Financials Initial Class (6)
2025	735	$39.45	$37.56	$28,834	0.80%	1.00%	1.61%	14.25%	14.03%
2024	895	$34.53	$32.94	$30,780	0.80%	1.00%	1.93%	31.66%	31.39%
2023	825	$26.23	$25.07	$21,540	0.80%	1.00%	2.57%	13.83%	13.59%
2022	1,175	$23.04	$22.07	$26,949	0.80%	1.00%	1.85%	(9.07%)	(9.24%)
2021	1,283	$25.34	$24.32	$32,377	0.80%	1.00%	1.82%	32.13%	31.86%
VIP - Financials Investor Class (6)
2025	5,291	$57.38	$35.31	$257,348	0.10%	0.25%	1.67%	14.97%	14.79%
2024	5,605	$49.91	$30.76	$235,581	0.10%	0.25%	1.88%	32.61%	32.41%
2023	5,190	$37.64	$58.32	$160,151	0.10%	0.25%	2.50%	14.44%	14.28%
2022	6,695	$32.89	$51.03	$180,435	0.10%	0.25%	1.87%	(8.46%)	(8.60%)
2021	7,535	$35.93	$55.83	$221,585	0.10%	0.25%	1.78%	33.00%	32.80%

76	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Initial Class
2025	350	$110.83	$105.50	$38,538	0.80%	1.00%	0.09%	23.53%	23.28%
2024	350	$89.72	$85.58	$31,207	0.80%	1.00%	0.70%	22.64%	22.40%
2023	355	$73.16	$69.92	$25,835	0.80%	1.00%	0.31%	22.28%	22.02%
2022	389	$59.83	$57.30	$23,128	0.80%	1.00%	0.17%	(11.02%)	(11.20%)
2021	428	$67.24	$64.53	$28,598	0.80%	1.00%	—	16.15%	15.92%
VIP - Industrials Investor Class
2025	3,486	$66.98	$83.68	$252,276	0.10%	0.25%	0.05%	24.29%	24.11%
2024	3,118	$53.89	$67.42	$182,592	0.10%	0.25%	0.70%	23.41%	23.23%
2023	2,885	$43.67	$75.90	$138,286	0.10%	0.25%	0.24%	23.07%	22.90%
2022	2,894	$35.48	$61.76	$112,871	0.10%	0.25%	0.12%	(10.50%)	(10.64%)
2021	2,968	$39.64	$69.11	$129,664	0.10%	0.25%	—	16.91%	16.74%
VIP - Consumer Discretionary Initial Class
2025	204	$74.08	$70.52	$15,114	0.80%	1.00%	0.08%	5.95%	5.74%
2024	274	$69.92	$66.69	$19,051	0.80%	1.00%	0.05%	23.71%	23.45%
2023	362	$56.52	$54.02	$20,376	0.80%	1.00%	0.08%	40.88%	40.57%
2022	372	$40.12	$38.43	$14,887	0.80%	1.00%	—	(35.16%)	(35.28%)
2021	478	$61.88	$59.38	$29,441	0.80%	1.00%	—	18.45%	18.21%
VIP - Consumer Discretionary Investor Class
2025	2,552	$74.18	$73.46	$190,550	0.10%	0.25%	0.07%	6.60%	6.44%
2024	3,032	$69.59	$69.01	$212,935	0.10%	0.25%	0.04%	24.50%	24.31%
2023	3,687	$55.89	$100.37	$208,393	0.10%	0.25%	0.01%	41.79%	41.56%
2022	3,563	$39.42	$70.90	$142,151	0.10%	0.25%	—	(34.77%)	(34.86%)
2021	4,353	$60.43	$108.85	$266,806	0.10%	0.25%	—	19.20%	19.02%
VIP - Real Estate Initial Class
2025	354	$44.52	$42.57	$15,669	0.80%	1.00%	1.96%	2.27%	2.09%
2024	419	$43.53	$41.70	$18,164	0.80%	1.00%	4.01%	5.67%	5.44%
2023	478	$41.20	$39.55	$19,614	0.80%	1.00%	2.36%	10.30%	10.11%
2022	559	$37.35	$35.92	$20,813	0.80%	1.00%	1.22%	(28.09%)	(28.25%)
2021	664	$51.94	$50.06	$34,346	0.80%	1.00%	1.16%	37.88%	37.60%
VIP - Real Estate Investor Class
2025	4,468	$27.23	$30.57	$129,787	0.10%	0.25%	2.00%	2.95%	2.79%
2024	4,742	$26.45	$29.74	$134,490	0.10%	0.25%	4.07%	6.29%	6.13%
2023	5,113	$24.89	$59.76	$137,467	0.10%	0.25%	2.31%	11.00%	10.83%
2022	5,814	$22.42	$53.92	$140,732	0.10%	0.25%	1.20%	(27.65%)	(27.76%)
2021	6,610	$30.99	$74.64	$221,152	0.10%	0.25%	1.16%	38.78%	38.57%
VIP - Strategic Income Initial Class
2025	1,455	$25.77	$24.66	$37,303	0.80%	1.00%	3.80%	8.01%	7.73%
2024	1,604	$23.86	$22.89	$38,051	0.80%	1.00%	3.49%	5.22%	5.00%
2023	1,833	$22.68	$21.80	$41,398	0.80%	1.00%	4.28%	8.56%	8.35%
2022	2,119	$20.89	$20.12	$44,074	0.80%	1.00%	3.52%	(11.98%)	(12.15%)
2021	2,376	$23.73	$22.90	$56,157	0.80%	1.00%	2.62%	2.91%	2.70%
VIP - Strategic Income Investor Class
2025	36,379	$18.72	$25.90	$775,145	0.10%	0.25%	3.84%	8.71%	8.55%
2024	37,211	$17.22	$23.86	$733,756	0.10%	0.25%	3.64%	5.86%	5.70%
2023	38,664	$16.26	$23.34	$728,394	0.10%	0.25%	4.31%	9.29%	9.16%
2022	43,114	$14.88	$21.38	$743,828	0.10%	0.25%	3.51%	(11.40%)	(11.56%)
2021	47,126	$16.80	$24.18	$919,681	0.10%	0.25%	2.64%	3.62%	3.46%
VIP - International Capital Appreciation Initial Class
2025	576	$37.71	$36.18	$21,679	0.80%	1.00%	0.96%	17.73%	17.51%
2024	565	$32.03	$30.79	$18,043	0.80%	1.00%	0.81%	7.32%	7.10%
2023	589	$29.84	$28.75	$17,533	0.80%	1.00%	0.40%	26.51%	26.21%
2022	573	$23.59	$22.78	$13,459	0.80%	1.00%	0.24%	(27.00%)	(27.12%)
2021	701	$32.31	$31.26	$22,607	0.80%	1.00%	—	11.44%	11.22%
VIP - International Capital Appreciation Investor Class
2025	10,028	$41.96	$39.17	$413,778	0.10%	0.25%	0.98%	18.43%	18.26%
2024	9,116	$35.43	$33.11	$317,830	0.10%	0.25%	0.66%	8.02%	7.85%
2023	9,562	$32.80	$61.86	$308,473	0.10%	0.25%	0.31%	27.27%	27.10%
2022	9,819	$25.77	$48.67	$249,396	0.10%	0.25%	0.18%	(26.51%)	(26.63%)
2021	11,161	$35.07	$66.34	$386,152	0.10%	0.25%	—	12.13%	11.96%

77	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Initial Class
2025	570	$47.88	$45.94	$27,126	0.80%	1.00%	1.37%	10.35%	10.12%
2024	612	$43.39	$41.72	$26,447	0.80%	1.00%	1.23%	10.48%	10.25%
2023	693	$39.28	$37.84	$27,165	0.80%	1.00%	1.22%	18.84%	18.58%
2022	848	$33.05	$31.91	$27,953	0.80%	1.00%	1.30%	(4.89%)	(5.06%)
2021	775	$34.75	$33.61	$26,844	0.80%	1.00%	1.70%	29.11%	28.85%
VIP - Value Investor Class
2025	4,936	$56.96	$50.73	$271,927	0.10%	0.25%	1.28%	11.05%	10.88%
2024	5,607	$51.29	$45.75	$277,870	0.10%	0.25%	1.19%	11.14%	10.97%
2023	6,036	$46.15	$79.79	$269,050	0.10%	0.25%	1.15%	19.56%	19.39%
2022	7,008	$38.60	$66.83	$261,518	0.10%	0.25%	1.30%	(4.22%)	(4.37%)
2021	5,595	$40.30	$69.89	$218,149	0.10%	0.25%	1.67%	29.85%	29.66%
VIP -Freedom Income Initial Class (A)
2025	554	$19.98	$19.98	$11,087	0.80%	0.80%	3.13%	8.76%	8.76%
2024	640	$18.37	$18.37	$11,767	0.80%	0.80%	3.89%	3.61%	3.61%
2023	502	$17.73	$17.73	$8,913	0.80%	0.80%	4.28%	7.07%	7.07%
2022	542	$16.56	$16.56	$8,983	0.80%	0.80%	2.28%	(12.76%)	(12.76%)
2021	597	$18.98	$18.98	$11,333	0.80%	0.80%	0.99%	2.52%	2.52%
VIP - Investor Freedom Income Investor Class (A)
2025	3,544	$18.54	$21.90	$73,195	0.10%	0.25%	3.41%	9.51%	9.34%
2024	3,788	$16.93	$20.03	$71,659	0.10%	0.25%	3.90%	4.21%	4.05%
2023	3,366	$16.25	$19.75	$60,543	0.10%	0.25%	4.32%	7.74%	7.62%
2022	4,200	$15.08	$18.35	$69,838	0.10%	0.25%	2.21%	(12.09%)	(12.26%)
2021	5,115	$17.15	$20.91	$97,092	0.10%	0.25%	1.01%	3.18%	3.03%
VIP - Freedom 2005 Initial Class (A)
2025	—	$—	$—	$—	0.80%	0.80%	—	—	—
2024	—	$—	$—	$—	0.80%	0.80%	2.64%	(100.00%)	(100.00%)
2023	253	$19.93	$19.93	$5,043	0.80%	0.80%	4.05%	7.17%	7.17%
2022	360	$18.60	$18.60	$6,694	0.80%	0.80%	2.26%	(13.09%)	(13.09%)
2021	409	$21.40	$21.40	$8,759	0.80%	0.80%	1.07%	3.26%	3.26%
VIP - Investor Freedom 2005 Investor Class (A)
2025	—	$—	$—	$—	0.10%	0.25%	—	—	—
2024	—	$—	$—	$—	0.10%	0.25%	2.68%	(100.00%)	(100.00%)
2023	787	$18.72	$25.23	$16,600	0.10%	0.25%	4.29%	7.81%	7.64%
2022	1,017	$17.36	$23.44	$19,685	0.10%	0.25%	2.15%	(12.49%)	(12.61%)
2021	1,257	$19.84	$26.82	$27,935	0.10%	0.25%	0.92%	3.99%	3.83%
VIP - Freedom 2010 Initial Class
2025	171	$25.88	$25.88	$4,420	0.80%	0.80%	3.04%	9.66%	9.66%
2024	226	$23.60	$23.60	$5,331	0.80%	0.80%	3.38%	4.53%	4.53%
2023	293	$22.58	$22.58	$6,611	0.80%	0.80%	3.71%	8.62%	8.62%
2022	387	$20.79	$20.79	$8,050	0.80%	0.80%	2.15%	(14.23%)	(14.23%)
2021	433	$24.24	$24.24	$10,491	0.80%	0.80%	1.05%	5.04%	5.04%
VIP - Investor Freedom 2010 Investor Class
2025	1,690	$24.58	$27.89	$46,335	0.10%	0.25%	3.18%	10.37%	10.22%
2024	1,941	$22.27	$25.30	$48,214	0.10%	0.25%	3.46%	5.16%	5.00%
2023	2,198	$21.18	$29.08	$52,195	0.10%	0.25%	3.88%	9.27%	9.14%
2022	2,651	$19.38	$26.65	$57,721	0.10%	0.25%	2.14%	(13.57%)	(13.72%)
2021	3,142	$22.42	$30.89	$78,980	0.10%	0.25%	1.06%	5.70%	5.54%
VIP - Freedom 2015 Initial Class
2025	457	$28.76	$28.76	$13,151	0.80%	0.80%	2.92%	11.00%	11.00%
2024	537	$25.91	$25.91	$13,921	0.80%	0.80%	3.18%	5.66%	5.66%
2023	600	$24.52	$24.52	$14,707	0.80%	0.80%	3.51%	10.07%	10.07%
2022	684	$22.28	$22.28	$15,948	0.80%	0.80%	2.16%	(15.28%)	(15.28%)
2021	900	$26.30	$26.30	$23,673	0.80%	0.80%	1.09%	6.83%	6.83%
VIP - Investor Freedom 2015 Investor Class
2025	2,641	$27.08	$30.84	$80,183	0.10%	0.25%	2.99%	11.76%	11.59%
2024	2,963	$24.23	$27.63	$80,036	0.10%	0.25%	3.15%	6.32%	6.16%
2023	3,188	$22.79	$31.69	$81,572	0.10%	0.25%	3.50%	10.86%	10.67%
2022	3,875	$20.56	$28.63	$89,652	0.10%	0.25%	2.05%	(14.76%)	(14.87%)
2021	4,165	$24.12	$33.63	$113,650	0.10%	0.25%	1.04%	7.53%	7.37%

78	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2020 Initial Class
2025	464	$31.15	$31.15	$14,448	0.80%	0.80%	2.75%	12.41%	12.41%
2024	512	$27.71	$27.71	$14,195	0.80%	0.80%	2.70%	6.85%	6.85%
2023	648	$25.94	$25.94	$16,808	0.80%	0.80%	3.16%	11.51%	11.51%
2022	736	$23.26	$23.26	$17,117	0.80%	0.80%	2.05%	(16.36%)	(16.36%)
2021	891	$27.81	$27.81	$24,784	0.80%	0.80%	1.01%	8.60%	8.60%
VIP - Investor Freedom 2020 Investor Class
2025	5,072	$30.19	$33.20	$165,459	0.10%	0.25%	2.72%	13.16%	13.02%
2024	5,411	$26.68	$29.37	$156,670	0.10%	0.25%	2.77%	7.54%	7.38%
2023	6,447	$24.81	$35.84	$173,673	0.10%	0.25%	3.15%	12.30%	12.10%
2022	7,254	$22.09	$31.97	$174,304	0.10%	0.25%	2.03%	(15.93%)	(16.03%)
2021	8,072	$26.27	$38.08	$230,961	0.10%	0.25%	1.08%	9.43%	9.26%
VIP - Freedom 2025 Initial Class
2025	537	$34.75	$34.75	$18,658	0.80%	0.80%	2.51%	13.67%	13.67%
2024	587	$30.57	$30.57	$17,945	0.80%	0.80%	2.41%	7.59%	7.59%
2023	668	$28.41	$28.41	$18,984	0.80%	0.80%	2.84%	12.71%	12.71%
2022	749	$25.21	$25.21	$18,872	0.80%	0.80%	2.02%	(17.09%)	(17.09%)
2021	842	$30.41	$30.41	$25,612	0.80%	0.80%	1.09%	9.95%	9.95%
VIP- Investor Freedom 2025 Investor Class
2025	5,367	$33.80	$36.84	$195,749	0.10%	0.25%	2.53%	14.34%	14.16%
2024	5,890	$29.56	$32.27	$188,704	0.10%	0.25%	2.42%	8.35%	8.18%
2023	7,054	$27.29	$39.92	$208,582	0.10%	0.25%	2.78%	13.46%	13.28%
2022	8,281	$24.05	$35.24	$215,949	0.10%	0.25%	1.95%	(16.55%)	(16.66%)
2021	9,299	$28.82	$42.29	$290,411	0.10%	0.25%	1.08%	10.67%	10.51%
VIP - Freedom 2030 Initial Class
2025	614	$37.17	$37.17	$22,824	0.80%	0.80%	2.37%	14.58%	14.58%
2024	723	$32.44	$32.44	$23,456	0.80%	0.80%	2.31%	8.53%	8.53%
2023	725	$29.89	$29.89	$21,683	0.80%	0.80%	2.44%	13.77%	13.77%
2022	805	$26.27	$26.27	$21,148	0.80%	0.80%	1.95%	(17.53%)	(17.53%)
2021	835	$31.85	$31.85	$26,611	0.80%	0.80%	1.11%	11.47%	11.47%
VIP - Investor Freedom 2030 Investor Class
2025	9,414	$37.35	$39.24	$366,943	0.10%	0.25%	2.40%	15.24%	15.07%
2024	9,854	$32.41	$34.10	$334,565	0.10%	0.25%	2.21%	9.29%	9.12%
2023	10,573	$29.65	$44.14	$329,296	0.10%	0.25%	2.43%	14.54%	14.36%
2022	11,719	$25.89	$38.60	$319,483	0.10%	0.25%	1.91%	(17.00%)	(17.13%)
2021	11,894	$31.19	$46.58	$390,824	0.10%	0.25%	1.12%	12.14%	11.97%
VIP - Freedom 2035 Initial Class (7)
2025	100	$13.82	$13.82	$1,371	0.80%	0.80%	2.60%	15.75%	15.75%
2024	74	$11.94	$11.94	$879	0.80%	0.80%	2.78%	10.14%	10.14%
2023	8	$10.84	$10.84	$75	0.80%	0.80%	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2035 Investor Class (7)
2025	2,517	$14.06	$14.01	$35,304	0.10%	0.25%	2.61%	16.49%	16.36%
2024	1,615	$12.07	$12.04	$19,469	0.10%	0.25%	2.56%	10.83%	10.66%
2023	462	$10.89	$10.88	$5,032	0.10%	0.25%	3.40%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP -Freedom 2040 Initial Class (7)
2025	48	$14.49	$14.49	$700	0.80%	0.80%	1.96%	17.90%	17.90%
2024	38	$12.29	$12.29	$469	0.80%	0.80%	1.70%	12.19%	12.19%
2023	7	$10.96	$10.96	$83	0.80%	0.80%	3.68%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2040 Investor Class (7)
2025	1,495	$14.74	$14.68	$21,971	0.10%	0.25%	1.91%	18.58%	18.39%
2024	917	$12.43	$12.40	$11,377	0.10%	0.25%	1.71%	12.82%	12.65%
2023	496	$11.02	$11.00	$5,459	0.10%	0.25%	3.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—

79	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2045 Initial Class (7)
2025	22	$14.76	$14.76	$321	0.80%	0.80%	2.11%	18.94%	18.94%
2024	—	$12.41	$12.41	$2	0.80%	0.80%	0.07%	12.92%	12.92%
2023	—	$10.99	$10.99	$2	0.80%	0.80%	9.84%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2045 Investor Class (7)
2025	470	$15.00	$14.94	$7,031	0.10%	0.25%	1.74%	19.52%	19.33%
2024	274	$12.55	$12.52	$3,432	0.10%	0.25%	1.48%	13.62%	13.45%
2023	147	$11.04	$11.03	$1,618	0.10%	0.25%	3.92%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom 2050 Initial Class (7)
2025	22	$14.75	$14.75	$320	0.80%	0.80%	5.66%	18.76%	18.76%
2024	3	$12.42	$12.42	$43	0.80%	0.80%	1.18%	12.92%	12.92%
2023	1	$11.00	$11.00	$15	0.80%	0.80%	1.17%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Investor Freedom 2050 Investor Class (7)
2025	795	$15.00	$14.94	$11,892	0.10%	0.25%	1.69%	—	19.42%
2024	463	$12.54	$12.51	$5,803	0.10%	0.25%	1.66%	—	—
2023	—	$—	$—	$—	—	—	—	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - Freedom Lifetime Income I
2025	321	$22.20	$22.20	$7,151	0.60%	0.60%	3.33%	9.04%	9.04%
2024	367	$20.36	$20.36	$7,479	0.60%	0.60%	3.80%	3.67%	3.67%
2023	400	$19.64	$19.64	$7,882	0.60%	0.60%	4.27%	7.26%	7.26%
2022	449	$18.31	$18.31	$8,213	0.60%	0.60%	2.25%	(12.54%)	(12.54%)
2021	497	$20.94	$20.94	$10,144	0.60%	0.60%	1.01%	2.64%	2.64%
VIP - Freedom Lifetime Income II
2025	921	$26.72	$26.72	$24,664	0.60%	0.60%	3.15%	10.14%	10.14%
2024	1,008	$24.26	$24.26	$24,472	0.60%	0.60%	3.40%	4.93%	4.93%
2023	1,101	$23.12	$23.12	$25,475	0.60%	0.60%	3.78%	9.16%	9.16%
2022	1,200	$21.18	$21.18	$25,424	0.60%	0.60%	2.13%	(14.34%)	(14.34%)
2021	1,301	$24.73	$24.73	$32,207	0.60%	0.60%	1.03%	5.63%	5.63%
VIP - Freedom Lifetime Income III
2025	831	$33.15	$33.15	$27,604	0.60%	0.60%	2.66%	12.91%	12.91%
2024	903	$29.36	$29.36	$26,536	0.60%	0.60%	2.72%	7.15%	7.15%
2023	962	$27.40	$27.40	$26,374	0.60%	0.60%	3.04%	12.07%	12.07%
2022	1,048	$24.45	$24.45	$25,630	0.60%	0.60%	2.01%	(16.54%)	(16.54%)
2021	1,141	$29.30	$29.30	$33,391	0.60%	0.60%	1.05%	9.12%	9.12%
VIP - Disciplined Small Cap Initial Class
2025	631	$39.53	$37.99	$24,896	0.80%	1.00%	0.92%	16.47%	16.21%
2024	793	$33.94	$32.69	$26,839	0.80%	1.00%	1.12%	15.93%	15.72%
2023	762	$29.28	$28.25	$22,203	0.80%	1.00%	1.06%	20.00%	19.75%
2022	789	$24.40	$23.59	$19,171	0.80%	1.00%	0.85%	(18.89%)	(19.06%)
2021	885	$30.08	$29.15	$26,481	0.80%	1.00%	0.37%	19.69%	19.45%
VIP - Disciplined Small Cap Investor Class
2025	7,439	$55.38	$43.38	$377,537	0.10%	0.25%	0.84%	17.18%	17.00%
2024	8,208	$47.26	$37.07	$353,600	0.10%	0.25%	1.07%	16.70%	16.52%
2023	7,878	$40.50	$59.03	$289,071	0.10%	0.25%	0.98%	20.71%	20.55%
2022	7,979	$33.55	$48.97	$242,903	0.10%	0.25%	0.77%	(18.36%)	(18.49%)
2021	8,731	$41.10	$60.08	$326,811	0.10%	0.25%	0.33%	20.50%	20.32%
VIP - FundsManager 20% Investor Class
2025	31,638	$18.37	$17.81	$624,716	0.10%	1.00%	3.62%	9.09%	8.00%
2024	33,812	$16.84	$16.49	$614,387	0.10%	1.00%	3.45%	5.42%	4.50%
2023	39,212	$15.98	$15.78	$676,000	0.10%	1.00%	3.55%	8.04%	7.06%
2022	46,239	$14.79	$14.74	$739,367	0.10%	1.00%	2.24%	(9.68%)	(10.49%)
2021	51,375	$16.38	$16.47	$910,064	0.10%	1.00%	1.05%	3.55%	2.62%

80	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundManager 30% Investor Class (7)
2025	2,102	$12.39	$12.16	$25,967	0.10%	0.80%	3.34%	10.72%	9.95%
2024	1,185	$11.19	$11.06	$13,228	0.10%	0.80%	3.66%	6.31%	5.56%
2023	492	$10.53	$10.48	$5,180	0.10%	0.80%	5.87%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 40% Investor Class (7)
2025	3,998	$12.78	$12.54	$50,951	0.10%	0.80%	3.29%	12.30%	11.47%
2024	2,006	$11.38	$11.25	$22,777	0.10%	0.80%	3.34%	7.36%	6.60%
2023	1,127	$10.60	$10.55	$11,933	0.10%	0.80%	6.28%	—	—
2022	—	$—	$—	$—	—	—	—	—	—
2021	—	$—	$—	$—	—	—	—	—	—
VIP - FundsManager 50% Investor Class
2025	59,869	$28.66	$25.63	$1,748,787	0.10%	1.00%	2.66%	14.05%	12.96%
2024	64,755	$25.13	$22.69	$1,663,905	0.10%	1.00%	2.38%	8.40%	7.43%
2023	70,321	$23.19	$21.12	$1,670,105	0.10%	1.00%	2.53%	12.83%	11.81%
2022	76,745	$20.55	$18.89	$1,616,880	0.10%	1.00%	1.99%	(14.01%)	(14.78%)
2021	80,254	$23.90	$22.17	$1,969,415	0.10%	1.00%	1.15%	9.91%	8.92%
VIP - FundsManager 60% Investor Class
2025	71,782	$33.01	$36.55	$2,196,415	0.10%	1.40%	2.25%	15.62%	14.11%
2024	76,238	$28.55	$32.03	$2,019,116	0.10%	1.40%	2.06%	9.47%	8.03%
2023	82,187	$26.08	$29.65	$1,990,284	0.10%	1.40%	2.31%	14.05%	12.57%
2022	87,935	$22.87	$26.34	$1,873,698	0.10%	1.40%	1.79%	(15.14%)	(16.25%)
2021	92,505	$26.95	$31.45	$2,330,241	0.10%	1.40%	1.12%	12.23%	10.77%
VIP - FundsManager 70% Investor Class
2025	65,322	$37.61	$30.96	$2,400,573	0.10%	1.00%	1.93%	17.02%	15.96%
2024	65,132	$32.14	$26.70	$2,047,271	0.10%	1.00%	1.81%	10.77%	9.79%
2023	65,140	$29.02	$24.32	$1,850,315	0.10%	1.00%	2.03%	15.61%	14.55%
2022	67,188	$25.10	$21.23	$1,653,954	0.10%	1.00%	1.61%	(15.75%)	(16.51%)
2021	67,644	$29.79	$25.43	$1,979,722	0.10%	1.00%	1.06%	14.41%	13.38%
VIP - FundsManager 85% Investor Class
2025	24,626	$45.03	$34.94	$1,045,981	0.10%	1.00%	1.50%	19.35%	18.24%
2024	23,200	$37.73	$29.55	$822,988	0.10%	1.00%	1.42%	12.39%	11.38%
2023	21,661	$33.57	$26.53	$682,277	0.10%	1.00%	1.64%	17.55%	16.51%
2022	21,544	$28.56	$22.77	$577,654	0.10%	1.00%	1.11%	(17.15%)	(17.90%)
2021	21,204	$34.47	$27.74	$686,925	0.10%	1.00%	0.99%	17.71%	16.65%
VIP - Consumer Staples Initial Class
2025	299	$35.76	$34.44	$10,554	0.80%	1.00%	1.80%	(3.77%)	(3.96%)
2024	377	$37.16	$35.86	$13,939	0.80%	1.00%	2.14%	4.72%	4.52%
2023	469	$35.48	$34.31	$16,607	0.80%	1.00%	1.83%	2.31%	2.11%
2022	627	$34.68	$33.60	$21,674	0.80%	1.00%	1.77%	(1.41%)	(1.61%)
2021	554	$35.17	$34.15	$19,382	0.80%	1.00%	1.90%	13.33%	13.10%
VIP - Consumer Staples Investor Class
2025	4,451	$37.15	$39.07	$170,106	0.10%	0.25%	1.84%	(3.15%)	(3.29%)
2024	4,962	$38.36	$40.40	$196,058	0.10%	0.25%	2.10%	5.35%	5.19%
2023	5,828	$36.41	$48.06	$219,135	0.10%	0.25%	1.84%	2.97%	2.83%
2022	6,691	$35.36	$46.74	$244,656	0.10%	0.25%	1.75%	(0.78%)	(0.94%)
2021	5,911	$35.64	$47.18	$218,322	0.10%	0.25%	1.81%	13.99%	13.82%
VIP - Materials Initial Class
2025	219	$30.83	$29.69	$6,752	0.80%	1.00%	1.10%	10.50%	10.29%
2024	264	$27.90	$26.92	$7,355	0.80%	1.00%	1.11%	(3.22%)	(3.44%)
2023	384	$28.83	$27.88	$11,043	0.80%	1.00%	1.26%	6.73%	6.53%
2022	498	$27.01	$26.17	$13,443	0.80%	1.00%	1.06%	(10.50%)	(10.69%)
2021	610	$30.18	$29.30	$18,354	0.80%	1.00%	0.78%	32.36%	32.09%
VIP - Materials Investor Class
2025	1,632	$31.74	$33.65	$53,769	0.10%	0.25%	1.15%	11.13%	10.95%
2024	1,661	$28.56	$30.33	$49,507	0.10%	0.25%	1.07%	(2.64%)	(2.79%)
2023	2,063	$29.34	$63.25	$63,306	0.10%	0.25%	1.21%	7.46%	7.31%
2022	2,616	$27.30	$58.94	$74,749	0.10%	0.25%	1.01%	(10.00%)	(10.13%)
2021	2,748	$30.33	$65.59	$87,337	0.10%	0.25%	0.62%	33.26%	33.06%

81	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Communication Services Initial Class
2025	644	$51.45	$49.55	$32,987	0.80%	1.00%	—	33.32%	33.06%
2024	568	$38.59	$37.24	$21,805	0.80%	1.00%	—	32.96%	32.67%
2023	687	$29.02	$28.07	$19,833	0.80%	1.00%	—	56.13%	55.86%
2022	381	$18.59	$18.01	$7,049	0.80%	1.00%	—	(38.63%)	(38.76%)
2021	534	$30.29	$29.41	$16,122	0.80%	1.00%	—	14.72%	14.49%
VIP - Communication Services Investor Class
2025	5,163	$73.18	$56.20	$349,744	0.10%	0.25%	—	34.15%	33.94%
2024	3,892	$54.55	$41.96	$195,828	0.10%	0.25%	—	33.76%	33.56%
2023	4,265	$40.78	$76.20	$159,040	0.10%	0.25%	—	57.10%	56.85%
2022	2,598	$25.96	$48.58	$61,385	0.10%	0.25%	—	(38.24%)	(38.32%)
2021	3,256	$42.03	$78.76	$124,109	0.10%	0.25%	—	15.48%	15.31%
VIP - Hedged Equity Investor Class(C)
2025	767	$11.74	$11.73	$8,999	0.10%	0.25%	1.62%	—	—
2024	—	—	—	—	—	—	—	—	—
2023	—	—	—	—	—	—	—	—	—
2022	—	—	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—	—	—
VIP - Emerging Markets Initial Class
2025	717	$19.35	$18.67	$13,850	0.80%	1.00%	2.08%	40.12%	39.75%
2024	588	$13.81	$13.36	$8,110	0.80%	1.00%	1.38%	9.15%	8.97%
2023	673	$12.66	$12.26	$8,501	0.80%	1.00%	2.07%	8.82%	8.59%
2022	752	$11.63	$11.29	$8,731	0.80%	1.00%	1.72%	(20.77%)	(20.94%)
2021	812	$14.68	$14.28	$11,899	0.80%	1.00%	1.80%	(3.02%)	(3.22%)
VIP - Emerging Markets Investor Class
2025	9,209	$27.36	$21.04	$231,016	0.10%	0.25%	2.50%	40.96%	40.72%
2024	6,344	$19.41	$14.95	$110,655	0.10%	0.25%	1.36%	9.79%	9.62%
2023	6,793	$17.68	$36.38	$107,606	0.10%	0.25%	2.08%	9.50%	9.32%
2022	7,379	$16.15	$33.28	$107,372	0.10%	0.25%	1.63%	(20.27%)	(20.39%)
2021	7,768	$20.26	$41.80	$142,609	0.10%	0.25%	1.97%	(2.37%)	(2.52%)
VIP - Floating Rate High Income Initial Class
2025	717	$15.37	$15.01	$11,027	0.80%	1.00%	6.92%	4.49%	4.24%
2024	963	$14.71	$14.40	$14,155	0.80%	1.00%	7.06%	7.63%	7.38%
2023	1,036	$13.67	$13.41	$14,164	0.80%	1.00%	8.15%	11.32%	11.10%
2022	680	$12.28	$12.07	$8,343	0.80%	1.00%	3.93%	(1.34%)	(1.52%)
2021	662	$12.45	$12.26	$8,228	0.80%	1.00%	2.65%	4.36%	4.15%
VIP - Floating Rate High Income Investor Class
2025	17,175	$16.62	$16.33	$283,761	0.10%	0.25%	7.57%	5.26%	5.08%
2024	19,603	$15.79	$15.54	$307,877	0.10%	0.25%	7.52%	8.25%	8.09%
2023	17,759	$14.59	$14.38	$257,606	0.10%	0.25%	7.54%	12.15%	11.99%
2022	16,083	$13.01	$12.84	$208,260	0.10%	0.25%	4.11%	(0.68%)	(0.85%)
2021	15,963	$13.10	$12.95	$208,166	0.10%	0.25%	2.87%	4.97%	4.82%
VIP - Bond Index Initial Class
2025	52,441	$11.47	$10.71	$597,218	0.10%	1.00%	3.54%	6.90%	5.93%
2024	46,878	$10.73	$10.11	$499,842	0.10%	1.00%	3.03%	1.11%	0.20%
2023	41,272	$10.61	$10.09	$435,525	0.10%	1.00%	2.53%	5.39%	4.45%
2022	36,405	$10.07	$9.66	$364,893	0.10%	1.00%	1.78%	(13.30%)	(14.10%)
2021	36,022	$11.61	$11.25	$416,868	0.10%	1.00%	0.96%	(2.05%)	(2.93%)
VIP - Total Market Index Initial Class
2025	37,885	$26.09	$24.36	$982,019	0.10%	1.00%	1.11%	17.00%	15.94%
2024	38,370	$22.30	$21.01	$850,563	0.10%	1.00%	1.37%	23.57%	22.44%
2023	35,404	$18.05	$17.16	$635,376	0.10%	1.00%	1.11%	25.94%	24.80%
2022	31,807	$14.33	$13.75	$453,695	0.10%	1.00%	1.44%	(19.30%)	(20.02%)
2021	27,617	$17.76	$17.19	$488,620	0.10%	1.00%	1.18%	25.56%	24.43%
VIP - Extended Market Index Initial Class
2025	9,500	$18.07	$16.87	$170,623	0.10%	1.00%	1.22%	12.24%	11.21%
2024	8,981	$16.10	$15.17	$143,846	0.10%	1.00%	1.40%	12.19%	11.14%
2023	9,226	$14.35	$13.65	$131,763	0.10%	1.00%	1.74%	17.35%	16.27%
2022	9,739	$12.23	$11.74	$118,665	0.10%	1.00%	1.43%	(18.23%)	(18.93%)
2021	9,437	$14.96	$14.48	$140,720	0.10%	1.00%	1.30%	21.12%	20.03%

82	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - International Index Initial Class
2025	33,836	$16.98	$15.86	$570,979	0.10%	1.00%	3.14%	32.97%	31.84%
2024	24,366	$12.77	$12.03	$309,225	0.10%	1.00%	2.99%	5.00%	4.07%
2023	23,442	$12.16	$11.56	$283,477	0.10%	1.00%	2.95%	16.01%	15.02%
2022	21,570	$10.48	$10.05	$224,978	0.10%	1.00%	2.36%	(16.08%)	(16.88%)
2021	19,348	$12.49	$12.09	$240,814	0.10%	1.00%	2.83%	7.61%	6.64%
VIF - Emerging Markets Equity Class I
2025	1,861	$18.78	$40.67	$45,749	0.10%	1.00%	0.40%	32.81%	31.62%
2024	1,935	$14.14	$30.90	$36,981	0.10%	1.00%	1.36%	7.71%	6.74%
2023	2,089	$13.13	$28.95	$38,247	0.10%	1.00%	1.63%	11.82%	10.88%
2022	2,371	$11.74	$26.11	$38,859	0.10%	1.00%	0.43%	(25.13%)	(25.84%)
2021	2,801	$15.68	$35.21	$60,655	0.10%	1.00%	0.85%	2.88%	1.96%
VIF - Emerging Markets Debt Class I
2025	3,577	$17.76	$40.64	$75,924	0.10%	1.00%	14.12%	15.25%	14.19%
2024	3,598	$15.41	$35.59	$66,974	0.10%	1.00%	10.26%	11.12%	10.12%
2023	3,936	$13.87	$32.32	$67,852	0.10%	1.00%	8.67%	11.76%	10.72%
2022	4,370	$12.41	$29.19	$66,543	0.10%	1.00%	7.48%	(18.84%)	(19.56%)
2021	5,026	$15.29	$36.29	$94,360	0.10%	1.00%	5.09%	(2.12%)	(3.00%)
VIF - Global Strategist - Class II
2025	1,078	$26.22	$26.05	$27,609	0.10%	1.00%	—	17.32%	16.09%
2024	1,092	$22.35	$22.44	$23,823	0.10%	1.00%	—	7.36%	6.50%
2023	1,109	$20.82	$21.07	$22,477	0.10%	1.00%	1.68%	13.96%	12.92%
2022	1,194	$18.27	$18.66	$21,321	0.10%	1.00%	—	(17.03%)	(17.75%)
2021	1,298	$22.02	$22.69	$28,012	0.10%	1.00%	1.86%	8.26%	7.28%
Lazard - Retirement Emerging Markets Portfolio - Investor
2025	5,757	$21.55	$24.97	$137,442	0.10%	1.00%	3.18%	41.96%	40.60%
2024	3,624	$15.18	$17.76	$62,196	0.10%	1.00%	3.57%	7.57%	6.67%
2023	4,049	$14.11	$16.65	$65,755	0.10%	1.00%	5.13%	22.49%	21.44%
2022	4,349	$11.52	$13.71	$57,667	0.10%	1.00%	3.60%	(15.04%)	(15.84%)
2021	4,501	$13.56	$16.29	$70,888	0.10%	1.00%	2.13%	5.69%	4.74%
Invesco - V.I. Global Core Equity Series I
2025	1,167	$32.21	$35.23	$36,112	0.10%	1.00%	1.38%	15.45%	14.27%
2024	1,241	$27.90	$30.83	$33,409	0.10%	1.00%	1.14%	16.73%	15.82%
2023	1,053	$23.90	$26.62	$24,372	0.10%	1.00%	0.58%	21.58%	20.51%
2022	1,095	$19.66	$22.09	$20,821	0.10%	1.00%	0.35%	(21.94%)	(22.65%)
2021	1,100	$25.19	$28.56	$26,966	0.10%	1.00%	0.99%	15.86%	14.81%
Allspring - VT Discovery SMID Cap Growth Class 2 (5)(6)
2025	264	$83.03	$78.69	$21,821	0.80%	1.00%	—	4.55%	4.18%
2024	298	$79.42	$75.53	$23,554	0.80%	1.00%	—	17.18%	17.12%
2023	330	$67.78	$64.49	$22,282	0.80%	1.00%	—	19.18%	18.94%
2022	380	$56.87	$54.22	$21,547	0.80%	1.00%	—	(38.35%)	(38.47%)
2021	422	$92.24	$88.12	$38,705	0.80%	1.00%	—	(5.80%)	(5.99%)
Allspring - VT Opportunity Class 2 (5)
2025	221	$99.84	$94.62	$21,928	0.80%	1.00%	0.05%	5.85%	5.64%
2024	236	$94.32	$89.57	$22,152	0.80%	1.00%	0.05%	14.12%	13.90%
2023	263	$82.64	$78.64	$21,653	0.80%	1.00%	—	25.49%	25.24%
2022	281	$65.86	$62.79	$18,446	0.80%	1.00%	—	(21.44%)	(21.60%)
2021	309	$83.83	$80.09	$25,802	0.80%	1.00%	0.04%	23.78%	23.53%
PVIT - Commodity Real Return - Strategy Portfolio - Administrative
2025	2,975	$9.82	$8.67	$28,929	0.10%	1.00%	2.81%	18.60%	17.64%
2024	2,659	$8.28	$7.37	$21,769	0.10%	1.00%	2.10%	4.06%	3.08%
2023	3,995	$7.95	$7.15	$31,472	0.10%	1.00%	17.79%	(7.95%)	(8.80%)
2022	8,773	$8.64	$7.84	$75,099	0.10%	1.00%	23.16%	8.52%	7.76%
2021	5,037	$7.96	$7.29	$39,782	0.10%	1.00%	4.54%	33.21%	32.01%
PVIT - Low Duration Portfolio - Administrative
2025	22,705	$12.82	$11.73	$294,377	0.10%	1.00%	3.94%	5.43%	4.45%
2024	20,390	$12.16	$11.23	$251,287	0.10%	1.00%	3.99%	4.39%	3.41%
2023	23,054	$11.65	$10.86	$272,381	0.10%	1.00%	3.59%	4.88%	3.92%
2022	27,687	$11.11	$10.45	$312,292	0.10%	1.00%	1.66%	(5.85%)	(6.65%)
2021	30,927	$11.80	$11.19	$371,025	0.10%	1.00%	0.52%	(1.03%)	(1.92%)

83	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Real Return Portfolio - Administrative
2025	9,776	$14.96	$14.35	$150,765	0.10%	1.00%	3.34%	7.70%	6.77%
2024	9,608	$13.89	$13.44	$138,003	0.10%	1.00%	2.61%	2.03%	1.13%
2023	11,201	$13.61	$13.29	$158,088	0.10%	1.00%	2.99%	3.57%	2.63%
2022	13,406	$13.14	$12.95	$182,717	0.10%	1.00%	7.06%	(12.00%)	(12.78%)
2021	15,686	$14.93	$14.85	$243,177	0.10%	1.00%	4.97%	5.48%	4.53%
PVIT - Total Return Portfolio - Administrative
2025	25,549	$14.48	$13.70	$381,340	0.10%	1.00%	4.10%	8.79%	7.79%
2024	25,679	$13.31	$12.71	$353,267	0.10%	1.00%	4.04%	2.43%	1.52%
2023	27,508	$13.00	$12.52	$370,500	0.10%	1.00%	3.56%	5.84%	4.86%
2022	30,305	$12.28	$11.94	$386,121	0.10%	1.00%	2.60%	(14.39%)	(15.14%)
2021	34,594	$14.34	$14.07	$515,196	0.10%	1.00%	1.82%	(1.37%)	(2.25%)
Blackrock - Global Allocation V.I. Fund - Class I
2025	7,230	$23.81	$21.02	$169,935	0.10%	1.00%	3.40%	19.41%	18.36%
2024	7,513	$19.94	$17.76	$148,005	0.10%	1.00%	1.20%	11.19%	10.17%
2023	8,264	$17.93	$16.12	$149,434	0.10%	1.00%	2.01%	10.22%	9.21%
2022	9,256	$16.27	$14.76	$148,964	0.10%	1.00%	—	(16.05%)	(16.81%)
2021	10,006	$19.38	$17.74	$192,033	0.10%	1.00%	0.77%	6.44%	5.48%
FTVIP - Templeton Global Bond Fund - Class 2
2025	4,518	$10.39	$9.18	$46,399	0.10%	1.00%	—	15.57%	14.61%
2024	4,005	$8.99	$8.01	$35,570	0.10%	1.00%	—	(11.46%)	(12.27%)
2023	4,245	$10.15	$9.13	$42,586	0.10%	1.00%	—	2.77%	1.90%
2022	4,665	$9.88	$8.96	$45,582	0.10%	1.00%	—	(5.04%)	(5.90%)
2021	5,309	$10.40	$9.52	$54,714	0.10%	1.00%	—	(5.09%)	(5.94%)
FTVIP - Franklin U.S. Government Securities Fund - Class 2
2025	5,097	$11.40	$10.06	$57,265	0.10%	1.00%	3.20%	6.64%	5.56%
2024	4,559	$10.69	$9.53	$48,021	0.10%	1.00%	2.91%	1.27%	0.32%
2023	4,776	$10.56	$9.50	$49,715	0.10%	1.00%	2.70%	4.36%	3.49%
2022	4,982	$10.12	$9.18	$49,703	0.10%	1.00%	2.22%	(9.84%)	(10.49%)
2021	7,244	$11.22	$10.28	$80,278	0.10%	1.00%	2.39%	(1.92%)	(2.81%)

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2021, the following underlying funds were renamed:

Old Name	New Name

Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund

Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

(6)	During 2023, the following underlying funds were renamed:

Old Name	New Name

Allspring VT Discovery Fund	Allspring - VT Discovery SMID Cap Growth Class 2

VIP Financial Services Initial Class	VIP - Financials Initial Class

VIP Financial Services Investor Class	VIP - Financials Investor Class

84	Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(7)	During 2023, the following underlying funds were added and commenced operations effective May 1, 2023:

VIP - Freedom 2035 Initial Class	VIP - Investor Freedom 2035 Investor Class

VIP - Freedom 2040 Initial Class	VIP - Investor Freedom 2040 Investor Class

VIP - Freedom 2045 Initial Class	VIP - Investor Freedom 2045 Investor Class

VIP - Freedom 2050 Initial Class	VIP - Investor Freedom 2050 Investor Class

VIP - FundsManager 30% Investor Class	VIP - FundsManager 40% Investor Class

(A)	Fund Merged. See Note 1

(B)	Fund Name Change. See Note 1

(C)	New Fund. See Note 1

7. Subsequent Events

Effective April 30, 2026, the VIP Freedom Income Initial Class will be renamed to VIP Freedom Retirement Initial Class.

Effective April 30, 2026, the VIP Freedom Income Investor Class will be renamed to VIP Freedom Retirement Investor Class.

The Invesco V.I. Global Core Equity and Invesco V.I. Global funds approved a Plan of Reorganization Agreement to transfer of all the net assets of the Invesco V.I. Global Core Equity fund in exchange for shares of the Invesco V.I. Global fund effective April 24, 2026.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

85	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the subaccounts denoted with footnote (2), which only includes a statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I (other than the subaccounts denoted with footnote (2)) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager 50% - Initial Class (1)	Fidelity VIP Asset Manager 50% - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager 70% - Initial Class (1)	Fidelity VIP Asset Manager 70% - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financials - Initial Class (1)	Fidelity VIP Financials - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (2)	Fidelity VIP Investor Freedom 2005 - Investor Class (2)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom 2035 - Initial Class (1)	Fidelity VIP Investor Freedom 2035 - Investor Class (1)

86	Annual Report

Fidelity VIP Freedom 2040 – Initial Class (1)	Fidelity VIP Investor Freedom 2040 - Investor Class (1)	Fidelity VIP Freedom 2045 - Initial Class (1)

Fidelity VIP Investor Freedom 2045 - Investor Class (1)	Fidelity VIP Freedom 2050 - Initial Class (1)	Fidelity VIP Investor Freedom 2050 - Investor Class (1)

Fidelity VIP Freedom Lifetime Income I (1)	Fidelity VIP Freedom Lifetime Income II (1)	Fidelity VIP Freedom Lifetime Income III (1)

Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)	Fidelity VIP FundsManager 20% - Investor Class (1)

Fidelity VIP FundsManager 30% - Investor Class (1)	Fidelity VIP FundsManager 40% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)

Fidelity VIP FundsManager 60% - Investor Class (1)	Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)

Fidelity VIP Consumer Staples - Initial Class (1)	Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)

Fidelity VIP Materials - Investor Class (1)	Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)

Fidelity VIP Hedged Equity - Investor Class (3)	Fidelity VIP Emerging Markets - Initial Class (1)	Fidelity VIP Emerging Markets - Investor Class (1)

Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)	Fidelity VIP Bond Index - Initial Class (1)

Fidelity VIP Total Market Index – Initial Class (1)	Fidelity VIP Extended Market Index - Initial Class (1)	Fidelity VIP International Index – Initial Class (1)

Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio – Class I (1)	Morgan Stanley VIF Global Strategist Portfolio - Class II (1)

Lazard Retirement Emerging Markets Equity Portfolio – Investor (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery SMID Cap Growth - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	PIMCO Commodity Real Return Strategy Portfolio – Administrative (1)	PIMCO Low Duration Portfolio - Administrative (1)

PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)	Blackrock Global Allocation V.I. Fund - Class I (1)

Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024

(2) Statement of operations for the period January 1, 2024 to June 7, 2024 (date of merger) and statement of changes in net assets for the period January 1, 2024 to June 7, 2024 (date of merger)

(3) Statement of operations and statement of changes in net assets for the period May 1, 2025 (commencement of operations) through December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included

87	Annual Report

confirmation of investments owned as of December 31, 2025 by correspondence with the custodians or the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2026

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

88	Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc.,

and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N. NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2025, 2024 and 2023

Report of Independent Auditors

To the Management and Board of Directors of Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive income, of stockholder’s equity and of cash flows for the years then ended, including the related notes (collectively referred to as the “consolidated financial statements”).

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for long-duration insurance and annuity contracts in 2025.

Responsibilities of Management for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the consolidated financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the consolidated financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Consolidated Financial Statements

Our objectives are to obtain reasonable assurance about whether the consolidated financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the consolidated financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

1

•

Identify and assess the risks of material misstatement of the consolidated financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the consolidated financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 30, 2026

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31, 2025	December 31, 2024 (As Restated)
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $2,052,202 in 2025 and $1,534,304 in 2024)	$2,066,803	$1,488,171
Equity securities	85	99
Other invested assets	1,882	—
Other investments	—	106
Policy loans	1,191	1,305

Total Investments	2,069,961	1,489,681

Cash and cash equivalents	246,524	205,897
Restricted cash and cash equivalents	—	34,742
Accrued investment income	25,207	17,873
Reinsurance deposit and receivables	1,345,686	797,065
Income taxes receivable	11,647	15,439
Other assets	17,224	17,123
Net deferred tax asset	71,060	64,231
Deferred policy acquisition costs	65,505	66,420
Market risk benefit asset	47,519	45,017
Separate account assets	55,424,671	49,277,696

Total Assets	$59,325,004	$52,031,184

LIABILITIES
Liability for future policy benefits	$787,790	$829,458
Contract holder deposit funds	773,293	184,017
Market risk benefit liability	47,633	58,394
Funds withheld payable	987,553	406,882
Other liabilities and accrued expenses	70,020	91,730
Payable to parent and affiliates, net	14,378	16,471
Separate account liabilities	55,424,671	49,277,696

Total Liabilities	58,105,338	50,864,648

Commitments and contingencies (Note 16)

STOCKHOLDER’S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	11,744	(34,475)
Retained earnings	1,133,544	1,126,505

Total Fidelity Investments Life Insurance Company Stockholder’s Equity	1,219,666	1,166,408
Noncontrolling interest	—	128

Total stockholder’s equity	1,219,666	1,166,536

Total Liabilities and Stockholder’s Equity	$59,325,004	$52,031,184

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Revenues
Fees charged to contract holders	$147,282	$141,622	$126,024
Net investment income	51,495	51,504	54,931
Fund administration fees (1)	61,624	62,249	56,475
Premiums and other, net	25,642	7,497	5,272
Net realized investment (losses) gains:
Net realized investment (losses) on sales (2)	(4,354)	(4,888)	(28,306)
Net realized gain (losses) on funds withheld embedded derivative	(17,630)	4,359	(28,731)

Total net realized investment (losses) gains	(21,984)	(529)	(57,037)

Total revenues	$264,059	$262,343	$185,665

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	153,230	111,482	97,716
Contract and policy benefits and expenses (2)	8,272	18,347	51,476
Liability for future policy benefits remeasurement (gain)	(6,658)	(10,779)	(26,846)
Market risk benefit remeasurement loss (gain)	461	3,145	(2,687)
Other expenses	262	421	422

Total benefits and expenses	155,567	122,616	120,081
Income before income taxes	108,492	139,727	65,584
Income tax expense	(3,440)	(21,460)	5,213

Net Income	111,932	161,187	60,371
Less: Net (loss) gain attributable to noncontrolling interest	(107)	(5)	53

Net income attributable to Fidelity Investments Life Insurance Company	$112,039	$161,192	$60,318

Other comprehensive income (loss), before tax:
Net unrealized holding gains (losses) during the period	$56,391	$390	$60,042
Reclassification adjustment for net realized losses included in net income	4,341	4,843	28,306
Changes in the discount rate on the liability for future policy benefits	(3,716)	(1,186)	(1,369)
Changes in credit risk on market risk benefits	1,664	1,703	4,853
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(12,462)	(1,209)	(19,487)

Other comprehensive income (loss), net of tax	46,218	4,541	72,345

Comprehensive income (loss)	158,150	165,728	132,716
Less: Comprehensive loss attributable to noncontrolling interest	(107)	(5)	53

Comprehensive income attributable to Fidelity Investments Life Insurance Company	$158,257	$165,733	$132,663

(1)	Includes affiliated company transactions (Note 13)
(2)	Includes affiliated company reinsurance transactions (Note 15)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2025, 2024, and 2023

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Noncontrolling Interest	Total Stockholder’s Equity

Balance at December 31, 2022	$3,000	$71,378	$(107,744)	$1,074,536	$80	$1,041,250

Cumulative effect of adoption of accounting changes	—	—	(3,615)	5,459	—	1,844

Balance at December 31, 2022 (Restated)	$3,000	$71,378	$(111,359)	$1,079,995	$80	$1,043,094

Comprehensive income:
Net Income	—	—	—	60,318	53	60,371
Other Comprehensive income	—	—	68,859	—	—	68,859
Changes in discount rate on the liability for future policy benefits	—	—	(1,369)	—	—	(1,369)
Changes in credit risk on market risk benefits	—	—	4,853	—	—	4,853
Dividend paid to parent	—	—	—	(75,000)	—	(75,000)

Balance at December 31, 2023 (Restated)	$3,000	$71,378	$(39,016)	$1,065,313	$133	$1,100,808

Comprehensive income:
Net Income	—	—	—	161,192	(5)	161,187
Other Comprehensive income	—	—	4,024	—	—	4,024
Changes in discount rate on the liability for future policy benefits	—	—	(1,186)	—	—	(1,186)
Changes in credit risk on market risk benefits	—	—	1,703	—	—	1,703
Dividend paid to parent	—	—	—	(100,000)	—	(100,000)

Balance at December 31, 2024 (Restated)	$3,000	$71,378	$(34,475)	$1,126,505	$128	$1,166,536

Comprehensive income:
Net Income	—	—	—	112,039	(107)	111,932
Other Comprehensive income	—	—	48,271	—	—	48,271
Changes in discount rate on the liability for future policy benefits	—	—	(3,716)	—	—	(3,716)
Changes in credit risk on market risk benefits	—	—	1,664	—	—	1,664
Dividend paid to parent	—	—	—	(105,000)	—	(105,000)
Other distributions	—	—	—	—	(21)	(21)

Balance at December 31, 2025	$3,000	$71,378	$11,744	$1,133,544	$—	$1,219,666

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
Cash flows provided by (used in) operating activities:
Net income	$111,932	$161,187	$60,371
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	908	1,966	5,603
Net realized investment losses	4,354	4,888	28,306
Net realized investment losses (gains) on funds withheld embedded derivative	17,630	(4,359)	28,731
(Benefit)/provision for deferred taxes	(19,291)	(2,586)	6,640
Deferred policy acquisition costs, net	915	1,076	1,732
Equity loss from investee company	107	72	105
Changes in assets and liabilities:
Accrued investment income	(7,334)	(233)	(1,079)
Funds withheld	562,614	13,177	1,068
Market risk benefits, net	(11,600)	7,892	(74,362)
Liability for future policy benefits, net	43,749	37,524	46,546
Reinsurance deposit and receivables	36,075	55,894	95,402
Payable to parent and affiliates, net	(2,094)	10,104	(3,473)
Income taxes	3,796	(54,320)	(14,449)
Other assets and other liabilities, net	(21,833)	11,687	3,679

Net cash provided by operating activities	719,928	243,969	184,820

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(1,086,901)	(399,049)	(616,294)
Purchase of equity securities	(28)	(52)	—
Proceeds from sales of debt securities	432,997	348,425	575,513
Proceeds from maturities and calls of debt securities	131,209	89,685	76,637
Change in policy loans	114	196	211

Net cash (used for) provided by investing activities	(522,609)	39,205	36,067

Cash flows provided by (used for) financing activities:
Deposits credited to fixed and variable annuity contracts	1,814,451	1,795,510	1,326,591
Net transfers from separate accounts	1,164,984	1,102,891	1,440,092
Withdrawals from variable annuity contracts	(3,064,903)	(2,943,043)	(2,822,566)
Withdrawals from fixed annuity contracts	(966)	(81,076)	(81,336)
Dividend paid to parent	(105,000)	(100,000)	(75,000)

Net cash provided by (used for) financing activities	(191,434)	(225,718)	(212,219)

Net increase in cash and cash equivalents	5,885	57,456	8,668
Cash and cash equivalents:
Beginning of year	240,639	183,183	174,515

End of year	$246,524	$240,639	$183,183

Supplemental disclosure of cash flow for non-cash transactions
Assets deposited for funds withheld account	$—	$—	$(384,544)
Reinsurance deposit and receivables under funds withheld	$—	$—	$375,535

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of Fidelity Management Research LLC (“FMR LLC”).

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts and VUL contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds (Initial Class), the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods from ten to thirty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Effective January 1, 2025, the Company adopted Accounting Standard Update (“ASU”) 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts (“LDTI”) which provides new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and requires additional disclosures including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.

Adoption of Long Duration Targeted Improvements

The Company adopted LDTI effective January 1, 2025 with a transition date of January 1, 2023. The Company elected the modified retrospective basis for the liability for future policy benefits, deferred acquisition costs and related balances where permitted, and market risk benefits applied a retrospective transition approach as required. As a result of applying the guidance, results for 2024 and 2023 have been restated under the LDTI guidance.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company recorded a cumulative effect adjustment of $5,459 as an increase to retained earnings and a cumulative effect adjustment of $3,615 as a decrease to accumulated other comprehensive income (“AOCI”) as of January 1, 2023, as shown below.

	Retained Earnings	Accumulated Other Comprehensive Income (AOCI)

Deferred Acquisition Costs
Adjustment for unrealized gains and other	$(7,919)	$(2,949)
Reinsurance Receivables
Adjustment under the modified retrospective approach	98,888	—
Effect of remeasurement using current discount rate	—	41,144
Liability for Future Policy Benefits
Adjustment under the modified retrospective approach	(8,743)	—
Effect of remeasurement using current discount rate	—	(30,715)
Market Risk Benefits
Adjustment under the retrospective approach	(74,349)	—
Adjustment for own credit risk	—	(12,056)
Other Assets	(1,092)	—
Sub-total	7,877	(4,576)
Tax	1,326	(961)

Total	$6,551	$(3,615)

The following details the transition adjustment to reconcile the ending asset or liability balances as of December 31, 2022, to the opening balance as of January 1, 2023 which is the earliest period presented within the financial statements for those balances impacted by LDTI with the associated disaggregated disclosure requirements.

Deferred Acquisition Costs

	Variable Annuities	Term and Other	Total

Balance as of December 31, 2022	$71,639	$8,457	$80,096
Adjustment for unrealized gains and other	(4,779)	(6,088)	(10,867)

Balance as of January 1, 2023	$66,860	$2,369	$69,229

Upon the adoption of LDTI for deferred acquisition costs, an adjustment to the opening balance of AOCI was recorded related to the reversal of unrealized gains and losses on investments and an adjustment to the opening balance of retained earnings for legacy balances.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables

Total
Balance as of December 31, 2022	$397,772
Adjustment for modified retrospective approach	16,697
Effect of remeasurement at the current discount rate	41,144
Adjustment for reinsured market risk benefits	82,191

Balance as of January 1, 2023	$537,804

Reinsurance receivables are measured in a manner consistent with the underlying reinsured contracts. Reinsurance receivables was updated to reflect certain cash flow assumptions updates as an adjustment to the opening balance of retained earnings upon adoption of LDTI. Remeasurement of the reinsurance receivable at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI. The valuation of reinsured market risk benefits was reflected as an adjustment to the opening balance of retained earnings.

Liability for Future Policy Benefits

	Payout Annuities	Term and Other	Total

Balance as of December 31, 2022	$512,426	$50,807	$563,233
Adjustment for modified retrospective approach	(70,978)	(12,695)	$(83,673)
Reclassification from contract holder deposit funds	367,122	—	$367,122
Effect of remeasurement at the current discount rate	31,376	(660)	$30,716

Balance as of January 1, 2023	$839,946	$37,452	$877,398

Reconciling Items:
Deferred profit liability	$92,416	$—	$92,416

Balance as of January 1, 2023	$932,362	$37,452	$969,814

The impact of updating certain cash flow assumptions and measuring the liability for future policy benefits at the issue-year cohort level was reflected as an adjustment to the opening balance of retained earnings upon adoption of LDTI. The remeasurement of the liability at the current upper-medium grade fixed-income instrument yield, which was generally lower than the locked-in interest accretion rate, was reflected as an adjustment to the opening balance of AOCI upon the adoption of LDTI. In addition, the Company reclassified the fixed portion of certain life contingent income annuity products that was previously included in contract holder deposit funds to the Liability for future policy benefits upon adoption of LDTI.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Market Risk Benefits (“MRB”)

Variable Annuities
Balance as of December 31, 2022	$—
Adjustments for credit risk	12,056
Adjustment for remeasurement as MRB	74,349

Balance as of January 1, 2023	$86,405

The valuation of contracts as MRBs was reflected as an adjustment to the opening balance of retained earnings (exclusive of credit risk changes). The cumulative effect of changes in the Company’s own credit risk between the original contract issue date and the transition date was recorded as an adjustment to AOCI.

The following tables presents amounts previously reported in 2024 and 2023, the effect on the amounts from adopting LDTI and the restated amounts for impacted line items reflected in the consolidated financial statements.

Consolidated Balance Sheets

	As of December 31, 2024
(Impacted Lines Only)	As Originally Reported	Effect of Adopting LDTI	As Restated

Assets
Deferred policy acquisition costs	$79,281	$(12,861)	$66,420
Reinsurance deposit and receivables	741,199	55,866	797,065
Net deferred tax asset	63,813	401	64,214
Income taxes receivable	12,654	2,785	15,439
Market risk benefit asset	—	45,017	45,017
Other assets	19,171	(2,046)	17,125

Total Assets	$51,942,007	$89,177	$52,031,184

Liabilities
Liability for future policy benefits	$487,110	$342,348	$829,458
Contract holder deposit funds	496,937	(312,920)	184,017
Market risk benefit liability	—	58,394	58,394

Total Liabilities	$50,776,826	$87,822	$50,864,648

Stockholder’s Equity
Accumulated other comprehensive (loss) income	$(35,564)	$1,089	$(34,475)
Retained earnings	1,126,239	266	1,126,505

Total Stockholder’s Equity	1,165,179	1,357	1,166,536

Total Liabilities and Stockholder’s equity	$51,942,007	$89,177	$52,031,184

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Statements of Comprehensive Income

	For the years ended December 31,
	2024			2023

(Impacted Lines Only)	As Originally Reported	Effect of Adopting LDTI	As Restated	As Originally Reported	Effect of Adopting LDTI	As Restated

Revenues
Interest on reinsurance deposit	$13,360	$(13,360)	$—	$13,327	$(13,327)	$—
Premiums and other, net	5,206	2,291	7,497	4,051	1,221	5,272

Total revenues	$273,412	$(11,069)	$262,343	$197,771	$(12,106)	$185,665

Benefits and Expenses
Underwriting, acquisition and insurance expenses	109,769	1,713	111,482	95,480	2,236	97,716
Contract and policy benefits and expenses	19,571	(1,224)	18,347	30,194	21,282	51,476
Liability for future policy benefits remeasurement (gain) loss	—	(10,779)	(10,779)	—	(26,846)	(26,846)
Market risk benefit remeasurement (gain) loss	—	3,145	3,145	—	(2,687)	(2,687)

Total benefits and expenses	129,761	(7,145)	122,616	126,098	(6,017)	120,081
Income before income taxes	143,651	(3,924)	139,727	71,673	(6,089)	65,584
Income tax expense	(17,884)	(3,576)	(21,460)	6,457	(1,244)	5,213

Net Income	$161,535	$(348)	$161,187	$65,216	$(4,845)	$60,371

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	$(63)	$453	$390	$58,539	$1,503	$60,042
Changes in discount rate on the liability for future policy benefits	—	(1,186)	(1,186)	—	(1,369)	(1,369)
Changes in credit risk on market risk benefits	—	1,703	1,703	—	(4,853)	(4,853)
(Provision) benefit for income taxes related to items of other comprehensive (loss) income	(1,005)	(204)	(1,209)	(18,440)	(1,047)	(19,487)

Other comprehensive income (loss), net of tax	3,770	766	4,536	68,405	3,940	72,345

Comprehensive Income (Loss)	$165,310	$418	$165,728	$133,568	$(852)	$132,716

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Statements of Cash Flows

	For the years ended December 31,
	2024			2023

(Impacted Lines Only)	As Originally Reported*	Effect of Adopting LDTI	As Restated	As Originally Reported	Effect of Adopting LDTI	As Restated

Cash flows provided by (used for) operating activities:
Net Income	$161,535	$(348)	$161,187	$65,216	$(4,845)	$60,371
Adjustments to reconcile net income to cash provided by operating activities:
Provision (benefit) for deferred taxes	(1,785)	(801)	(2,586)	7,874	(1,234)	6,640
Change in assets and liabilities:
Deferred policy acquisition costs, net of amortization	(635)	1,711	1,076	(505)	2,237	1,732
Market risk benefits remeasurement gain or loss, net	—	7,892	7,892	—	(74,362)	(74,362)
Liability for future policy benefits, net	39,579	(2,055)	37,524	47,054	(508)	46,546
Reinsurance deposit and receivables	60,035	(4,141)	55,894	17,118	78,284	95,402
Income taxes payable	(51,543)	(2,777)	(54,320)	(14,442)	(7)	(14,449)
Other assets and other liabilities, net	16,165	519	16,684	3,244	435	3,679

Net cash provided by operating activities	$243,969	$—	$243,969	$184,820	$—	$184,820

*	Certain prior year balances have been reclassified to conform to the current year presentation.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment. Impairment related to credit losses on available-for-sale investments is recorded in the consolidated

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued):

statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of AOCI. The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment loss in earnings.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Equity securities include common stock which is reported at fair value where changes in fair value is reflected in net realized investment gains and (losses).

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $224,057 and $166,361 at December 31, 2025, and 2024, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $11,416 and $14,355 at December 31, 2025, and 2024, respectively.

Other Invested Assets

Other invested assets includes interests in a limited partnership which is accounted for using the equity method where the Company records its share of income or loss as indicated by the NAV in the financial statements of the investment fund.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other expenses in the consolidated statements of comprehensive income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Reinsurance expense allowances are recognized when earned.

Liability for Future Policy Benefits

The liability for future policy benefits (“LFPB”) represents the present value of expected future benefit payments to policyholders and related expenses less the present value of the net premiums for fixed income annuities with life contingency (limited-payment contracts or payout annuities) and term life insurance. Net premiums represent the net portion of gross premiums required to fund future benefit payments and are calculated using a net premium ratio. The reserves are computed using certain assumptions related to the discount rate and policyholder behavior including mortality and lapse which are based on the Company’s experience, industry results, emerging trends and future expectations. For purposes of the liability measurement, contracts are grouped into cohorts based primarily on issue year and product type.

Cash flow assumptions are established at contract issuance and incorporated in the calculation of the cohort’s net premium ratio. The net premium ratio and liability for future policy benefits are updated retrospectively for actual experience, whereas future cash flow assumptions are reviewed annually and updated if required or more frequently if actual experience suggests a revision is necessary. The Company locks in expense assumptions at issuance for each cohort.

The updated net premium ratio is used to compute a revised liability for future policy benefits at the beginning of the period, discounted using the same rate at contract issuance, and is then compared to the carrying amount of the liability as of that same date to determine the current period remeasurement gain or loss. The remeasurement gain or loss is recorded through current period earnings in “Liability for future policy benefits remeasurement gains (losses)” in the consolidated statements of comprehensive income.

If net premiums exceed gross premiums, the net premium ratio is capped at 100% by increasing the corresponding liability and recording a loss in the consolidated statements of comprehensive income. In addition, the liability is never recorded at an amount less than zero for the cohort.

The discount rate is based on the assumed investment yield for contracts issued prior to January 1, 2023, unless there was a historical loss recognition that required premium deficiency reserves to be established with an updated discount rate. For contracts issued after January 1, 2023, the discount rate is based on the upper-medium grade fixed income instrument yield for which the Company used a corporate single A rate matched to the underlying duration of the insurance liability and has maximized the use of observable market data where available. The definition of upper-medium grade is based on Moody’s definition which includes the spectrum of A (i.e., A- to A+). The discount rate for each cohort is locked-in for the purposes of interest accretion expense. However, the liability is remeasured using the current single A rate at each reporting period with the effect on the liability resulting from the update recorded in “Changes in discount rate on the liability for future policy benefits” as a component of AOCI.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Liability for Future Policy Benefits (continued):

In addition, for limited-payment contracts, the liability for future policy benefits also includes a deferred profit liability (“DPL”) representing gross premiums received in excess of net premiums. The DPL is recognized in the liability for future policy benefits and is amortized into income in relation to benefit payments for annuity contracts. When the premium ratio for the corresponding liability for future policy benefits liability is revised, the DPL is retrospectively recalculated from contract issuance to the current reporting period with the revised DPL at the beginning of the period recorded through “Liability for future policy benefits liability remeasurement gains and (losses)” in the consolidated statements of comprehensive income.

Market Risk Benefits

Market risk benefits (“MRB”) represents contracts or contract features that provide protection to the contract holder and exposes the Company to other than nominal capital market risk. The Company provides guaranteed minimum death and withdrawal benefit guarantees contained in variable annuity contracts. These benefits are accounted for using a fair value measurement framework. Market risk benefits in an asset position are presented separately from those in a liability position as there is no legal right of offset between contracts. The fair value of market risk benefits is calculated as the present value of expected future benefit payments to contract holders less the present value of expected future fees attributable to the market risk benefits. Changes in the fair value of market risk benefits are recorded in net income, in “Market risk benefit remeasurement gain or (loss),” in the Consolidated Statements of Comprehensive Income except for the portion of the change attributable to changes in the Company’s credit risk which is recorded in AOCI.

Contract Holder Deposit Funds

Contract holder deposits consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, fixed deferred annuity and for fixed income annuities with no life contingencies. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company records reinsurance receivables in a manner consistent with the direct contract.

For limited-payment contracts and term life insurance, the Company applies a net premium ratio to measure the reinsurance receivables and groups cohorts consistent with the underlying reinsured contracts. The reinsurance receivable is remeasured using the current single A rate at each reporting period with the effect on the reinsurance receivable resulting from the update recorded in “Changes in discount rate on the liability for future policy benefits” as a component of AOCI. For reinsurance of limited-payment contracts, the Company establishes a cost of reinsurance asset related to the direct DPL which is recognized in “Reinsurance deposit and receivables” in the consolidated balance sheets and is amortized into income using the same methodology and assumptions to amortize the direct DPL.

The Company reinsures certain guaranteed minimum death benefit and guaranteed minimum withdrawal benefit guarantees contained in variable annuity contracts which are MRBs. Reinsurance receivables for MRBs are recognized in a manner consistent with the underlying direct liabilities and measured at fair value which is

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Reinsurance Deposit and Receivables (continued):

recorded in net income in “Market risk benefits remeasurement gain or loss,” in the consolidated statements of comprehensive income inclusive the portion of the change attributable to changes in the reinsurer’s credit risk.

The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in collateral accounts which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer. The Company is subject to concentration of risk with respect to these reinsurance agreements.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.

Funds Withheld

The Company entered into a coinsurance with funds withheld reinsurance agreement under which the Company withholds the funds rather than transferring the underlying investments to the reinsurer. The funds withheld liability represents the amount of assets withheld by the Company in accordance with the terms of the reinsurance agreement. The assets in the funds withheld account are required to remain at a value sufficient to support the policy benefit liabilities reinsured on a statutory basis. While the Company legally owns the assets in the funds withheld account and managed in accordance with guidelines to ensure investment risk is appropriately managed, the economic benefits of the funds withheld assets are transferred to the reinsurer.

Embedded Derivative

The funds withheld payable contains an embedded derivative that is considered a total return swap as the Company is obligated to pay the total return on the funds withheld assets. The embedded derivative is carried at fair value which is based on the fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of comprehensive income. The fair value of the embedded derivative is classified based on valuation methods used for the assets held supporting the reinsurance agreement.

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 13 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.

The Company amortizes deferred policy acquisition costs (“DAC”) by grouping contracts into cohorts based on issue year and product type consistent with the groupings used in estimating the related liabilities for contracts and amortize on a constant-level basis over the expected lifetime of the policy. The Company uses a measure as a basis for amortization that will result in a constant level amortization pattern for the expected life of the contract. Life insurance contracts are amortized in proportion to the face amount in-force. Fixed deferred annuities are amortized in proportion to the initial premium deposit. Variable deferred and variable payout annuities are amortized in proportion to policy count. Fixed payout annuities are amortized in proportion to the benefit payments.

If actual contract terminations differ from expectations, the amortization pattern is adjusted on a prospective basis. The Company uses various assumptions, estimates and judgments about the future which could impact inforce policies and policy counts. The primary assumptions are mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders) which are consistent with those used in estimating the liability for future policy benefits. These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.

An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2025, 2024, or 2023.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income taxes (continued):

basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Adoption of Accounting Pronouncements

The FASB issued new guidance that improves income tax disclosures primarily related to a company’s effect tax rate reconciliation and income taxes paid. The Company adopted the guidance effective January 1, 2025 using the prospective method. Adoption resulted in additional disclosures in the Notes to the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. LIABILITY FOR FUTURE POLICY BENEFITS:

The balances and changes in the present value for expected future policy benefits for payout annuities were as follows:

	Years ended December 31,

	2025	2024	2023

Present value of expected future policy benefits
Beginning balance	$709,098	$796,906	$841,762
Effect of changes in discount rate assumptions	(24,980)	(49,021)	(31,376)

Beginning balance at original discount rate	684,118	747,885	810,386

Effect of changes in cash flow assumptions	(10,538)	(1,772)	(2,154)
Effect of actual experience to expected experience	(4,146)	(5,387)	(774)

Adjusted balance	669,434	740,726	807,459

Issuances	5,444	2,319	3,617
Interest accrual	35,980	38,292	40,314
Benefit payments	(92,670)	(97,219)	(103,504)

Ending balance at original discount rate	618,188	684,118	747,885

Effect of changes in discount rate assumptions	39,104	24,980	49,021

Ending balance	$657,292	$709,098	$796,906

Net liability for future policy benefits	657,292	709,098	796,906
Less: Reinsurance recoverable	572,352	621,074	699,031

Net liability for future policy benefits after reinsurance recoverable	$84,940	$88,024	$97,875

Weighted-average liability duration (in years)	5.7	5.9	6.3
Weighted-average interest accretion rate	5.7%	5.5%	5.3%
Weighted-average current discount rate	5.0%	5.4%	4.9%

	For Years ended December 31,

	2025	2024	2023

Expected future benefit payments - undiscounted	$920,010	$1,034,535	$1,140,549
Expected future gross premiums - undiscounted	—	—	—
Expected future benefit payments - discounted (current)	$657,292	$709,098	$796,906
Expected future gross premiums - discounted (current)	—	—	—

The Company updated actuarial assumptions during 2025, 2024 and 2023, respectively. The impact of changes in cash flow assumptions and actual versus expected experience resulted in a $14,684 decrease, $7,159 decrease, and $2,928 decrease in the LFPB for 2025, 2024 and 2023, respectively due to favorable updates to mortality assumptions.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. LIABILITY FOR FUTURE POLICY BENEFITS (CONTINUED):

The amount of gross premiums or assessments and interest expense was as follows:

	Gross Premiums or Assessments			Interest Expense
	Years ended December 31,			Years ended December 31,

	2025	2024	2023	2025	2024	2023

Payout Annuities	$5,444	$2,319	$3,617	$35,980	$38,292	$40,314

Total	$5,444	$2,319	$3,617	$35,980	$38,292	$40,314

The following summarizes the liability for future policy benefits reported in the consolidated balance sheets:

	December 31,

	2025	2024

Payout Annuities	$657,292	$709,098
Reconciling items:
Deferred profit liability	92,088	87,904
Life insurance and Other	38,410	32,456

Liability for Future Policy Benefits	$787,790	$829,458

4. CONTRACT HOLDER DEPOSIT FUNDS:

Contract holder deposit funds include policyholder account balances related to contracts without significant insurance risk and investment contracts.

The balances and changes in contract holder deposit funds for deferred annuities were as follows:

	Year ended December 31,

	2025	2024	2023

Beginning balance	$181,183	$159,939	$186,426
Issuances and premiums	585,062	39,528	62
Surrenders and withdrawals	(12,407)	(14,251)	(25,826)
Benefit Payments	(2,664)	(3,293)	(2,861)
Net transfers from (to) separate account, other	(1,907)	(5,721)	(3,643)
Interest credited	22,185	4,981	5,781

Ending Balance	$771,452	$181,183	$159,939

Weighted-average credited rate	4.5%	3.6%	3.4%
Net amount at risk	$157,104	$168,189	$185,802
Cash Surrender Value	$747,970	$178,523	$159,939

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. CONTRACT HOLDER DEPOSIT FUNDS (CONTINUED):

The account balances by range of guaranteed minimum interest crediting rate (“GMIR”) and the related range of difference between the rates credited to policyholders and the respective GMIR for deferred annuities were as follows:

December 31, 2025

Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50 basis points above	51 to 150 basis points above	Greater than 150 basis points above	Total

Less than 2%	$—	$75	$1	$—	$76
2% to 4%	124,431	6,327	13,721	626,897	771,376
Greater than 4%	—	—	—	—	—

Total	$124,431	$6,402	$13,722	$626,897	$771,452

December 31, 2024

Range of guaranteed minimum crediting rate	At guaranteed minimum	1 to 50 basis points above	51 to 150 basis points above	Greater than 150 basis points above	Total

Less than 2%	$—	$94	$2	$—	$96
2% to 4%	134,813	6,732	843	38,699	181,087
Greater than 4%	—	—	—	—	—

Total	$134,813	$6,826	$845	$38,699	$181,183

The following tables summarize the amounts reported in the consolidated balance sheets:

	December 31

	2025	2024

Deferred annuities	$771,452	$181,183
Reconciling item:
Other	1,841	2,834

Contract holder deposit funds	$773,293	$184,017

5. MARKET RISK BENEFITS:

The Company has certain variable annuity contracts with a guaranteed minimum death benefit (“GMDB”) feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. MARKET RISK BENEFITS (CONTINUED):

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit (“GMWB”) feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

Contracts or contract features such as GMDB and GMWB that provide protection to the policyholder from and expose the Company to other-than-nominal capital market risk are classified as MRB. MRBs are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The Company uses a non-option valuation model for calculating the fair value of the MRBs where key assumptions are market assumptions such as equity market returns, interest rate levels, market volatility, mortality and policyholder behavior assumptions such as lapse, rider utilization and withdrawal patterns. Risk margins are included in the mortality and policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment.

MRBs are valued using models that incorporate a spread reflecting the Company’s own credit risk (i.e. non-performance risk). The assumption for the Company’s own credit risk for MRBs is based on a standard index for credit default swaps (“CDX) as the basis for calculating the instrument specific credit risk which is an observable input as the Company has no debt in the market. The Company may adjust the CDX spreads based on actuarial judgement and analysis, such as benchmarking to a group of peer companies’ spreads to the CDX. Increases (decreases) in the Company’s own credit risk, which impacts the rates used to discount future cash flows, could lead to favorable (unfavorable) changes in the fair value of the MRBs. The Company uses risk-neutral scenarios to project the change in the value of the associated account value and the discount rate used in the discounted future cash flows valuation. Changes in various assumptions such as the amount of claims, market volatility, mortality rates, lapse rates or utilization rate assumptions could cause a favorable (unfavorable) change in the fair value of the MRBs.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. MARKET RISK BENEFITS (CONTINUED):

The balances and changes in the net market risk benefit liability were as follows:

	Year ended December 31,

	2025	2024	2023

Beginning balance	$13,377	$7,189	$86,404
Effect of changes in own credit risk	(5,499)	(7,202)	(12,055)

Beginning balance before changes in own credit risk	7,878	(13)	74,349
Interest accrual	663	201	4,733
Benefit payments	12,635	13,316	12,219
Effect of changes in interest rates and equity markets	(22,841)	604	(85,977)
Effect of changes in other future expected assumptions	(2,057)	(6,230)	(5,337)

Ending balance before changes in own credit risk	(3,722)	7,878	(13)
Effect of changes in own credit risk	3,836	5,499	7,202

Ending balance	114	13,377	7,189
Less reinsurance recoverable	3,201	15,262	10,516

Ending balance, net of reinsurance recoverable	$(3,087)	$(1,885)	$(3,327)

Net amount at risk [1]
GMWB	763,417	1,521,107	3,996,184
GMDB	75,706	81,482	105,009
Attained Age [2]
GMWB	82	81	80
GMDB	74	74	73

1 For GMWB, defined as the GMWB Benefit Base less the Account Value, floored at 0

For GMDB, defined as the GMDB Benefit (ROP or Ratchet) less the Account Value, floored at 0

2 Weighted average attained age of contract holders in years, weighted by account value

The following table summarizes the MRB amounts reported in the consolidated balance sheets as of December 31:

	2025			2024

	Asset	Liability	Net Asset (Liability)	Asset	Liability	Net Asset (Liability)

Variable Annuities	$47,519	$47,633	$(114)	$45,017	$58,394	$(13,377)

Total	$47,519	$47,633	$(114)	$45,017	$58,394	$(13,377)

Market risk benefits are measured at fair value on a recurring basis and reflected in Level 3 as either an asset or liability. The key assumptions for calculating MRBs include market, discount rate and policyholder behavior. The assumptions are based on a combination of historical data and actuarial assumptions. Risk margins are included in mortality and policyholder behavior assumptions. In addition, MRBs reflect a spread to reflect the Company’s own credit-risk.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. MARKET RISK BENEFITS (CONTINUED):

The fair value measurement of MRBs uses certain significant unobservable inputs as follows:

	December 31,

	2025		2024

	Range of Inputs	Weighted Average	Range of Inputs	Weighted Average

Equity market volatility (1)	13.4% - 33.7%	22.2%	11.5% - 37.9%	22.0%
Discount rate (2)	(2.8%) - 17.6%	5.9%	(2.3%) - 26.9%	5.7%
Own credit risk	0.7%	0.7%	0.7%	0.7%
Lapse rate	3.8% - 5.4%	4.9%	4.4% - 6.0%	5.5%
Mortality rate	.01% - 27.2%	3.0%	.02% - 22.3%	2.4%

(1) Equity market volatility represents the estimated annualized variability of equity returns based on risk-neutral scenarios. For each equity index, scenario-level average annualized volatilities are calculated over projection horizon across the full set risk-neutral scenarios. Index-level ranges reflect the minimum and maximum of these scenario-level averages, and index-level weighted averages represent the simple average across scenarios. The final disclosed ranges and weighted-average equity volatility are determined by aggregating the index-level results across equity indices, weighted by the associated account value exposure.

(2) Discount rate assumptions represent risk-free interest rates derived from risk-neutral scenarios. The range of inputs reflects the minimum and maximum of scenario-level average annual discount rates across the full set of risk-neutral scenarios over the projection horizon. The weighted-average discount rate represents the simple average of the scenario-level average annual rates.

6. SEPARATE ACCOUNTS:

The balances and changes in variable annuities separate account liabilities for the years ended December 31, are as follows:

	For the Years Ended December 31,

	2025	2024	2023

Beginning balance	$49,227,835	$43,179,351	$37,744,847
Premiums and deposits	1,816,531	1,796,348	1,326,142
Policy charges	(146,290)	(140,687)	(124,231)
Surrenders and withdrawals	(2,504,712)	(2,477,813)	(2,402,950)
Benefit payments	(472,568)	(422,227)	(363,224)
Investment performance	7,482,674	7,300,930	7,008,133
Net transfers (to) general account and other	(35,303)	(8,067)	(9,366)

Ending balance	$55,368,167	$49,227,835	$43,179,625

Cash Surrender Value	$54,545,651	$48,418,904	$42,402,941

There were no transfers of assets, other than cash, from the general account to a separate account; therefore, no gains or losses were recorded for the years ended December 31, 2025, 2024, and 2023.

The Company has certain variable annuity products with guaranteed minimum death benefit or guaranteed minimum withdrawal benefit feature that is classified as MRB. The MRB is valued and presented separately from the related separate accounts balances. Refer to Note 5, Market Risk Benefits.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. SEPARATE ACCOUNTS (CONTINUED):

The following table summarizes the separate account amounts reported in the consolidated balance sheets:

	As of December 31,

	2025	2024

Variable Annuities	$55,368,167	$49,227,835
Reconciling item:
Variable Life	56,504	49,861

Total	$55,424,671	$49,277,696

The aggregate fair value of assets, by investment asset category, supporting the variable annuities separate accounts is as follows:

	As of December 31,

	2025	2024

Mutual Funds
Equity	$36,983,100	$32,755,358
Fixed Income	4,318,181	3,965,322
Asset Allocation	9,981,691	8,951,975
Money Market	4,085,195	3,555,180

Total	$55,368,167	$49,227,835

7. DEFERRED ACQUISITION COSTS:

The balances and changes in variable annuities DAC were as follows for the years ended December 31:

	2025	2024	2023

Beginning balance	$62,798	$64,612	$66,860
Capitalization	2,958	3,364	2,935
Amortization	(5,224)	(5,178)	(5,183)

Ending Balance	$60,532	$62,798	$64,612

The following table summarizes the DAC amounts reported in the consolidated balance sheets:

	December 31,

	2025	2024

Variable Annuities	$60,532	$62,798
Reconciling items:
Term and other	4,973	3,622

Total	$65,505	$66,420

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,

	2025	2024	2023

Debt securities	$49,810	$47,383	$52,784
Cash and cash equivalents	8,137	5,469	4,540
Other invested assets	127	—	—
Other income	(1,325)	725	1,205

Total investment income	56,749	53,577	58,529
Less: investment expenses	5,254	2,073	3,598

Net investment income	$51,495	$51,504	$54,931

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,

	2025	2024	2023

Debt securities:
Gross realized gains	$3,794	$3,618	$636
Gross realized losses	(8,135)	(8,461)	(28,942)
Equity securities:
Gross realized gains (losses)	(1)	—	—

Total realized investment gains	(4,342)	(4,843)	(28,306)

Gross realized losses from changes in fair value of equity securities was ($12), ($45), and $0 for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company recorded realized investment losses as a result of impairments of $0, $0, and $231 for 2025, 2024 and 2023, respectively. The Company recorded debt securities of $0, $0, and $16 that were non-income producing for 2025, 2024 and 2023, respectively. Interest foregone by non-income producing securities was $0, $0, and $16 for 2025, 2024, and 2023, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2025 were as follows:

	2025

	Less than twelve months			Twelve months or more			Total

	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$33,401	$(119)	7	$38,183	$(1,529)	7	$71,584	$(1,648)	14
State and political subdivisions	—	—	—	1,263	(202)	5	1,263	(202)	5
Corporate debt securities	89,267	(1,024)	43	410,151	(20,248)	294	499,418	(21,272)	337
Mortgage and asset backed securities	27,787	(57)	14	29	(3)	1	27,816	(60)	15

Total	$150,455	$(1,200)	64	$449,626	$(21,982)	307	$600,081	$(23,182)	371

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	0	0	0	0	0	0	0	0	0
State and political subdivisions	$—	$—	—	$—	$—	—	$—	$—	—
Corporate debt securities	6,284	(520)	57	11,695	(492)	84	17,979	(1,012)	141
Mortgage and asset backed securities	1,004	(2)	1	—	—	—	1,004	(2)	1

Total	$7,288	$(522)	$58	$11,695	$(492)	$84	$18,983	$(1,014)	$142

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2025. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 96% of amortized cost at December 31, 2025. Investments in below investment grade securities have an average fair value of 95% of amortized cost as of December 31, 2025.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2024, were as follows:

	2024

	Less than twelve months			Twelve months or more				Total

	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$181,959	$(4,400)	22	$47,704	$(4,654)	9	$229,663	$(9,054)	31
State and political subdivisions	—	—	—	1,234	(249)	5	1,234	(249)	5
Corporate debt securities	159,293	(2,591)	95	563,933	(44,656)	412	723,226	(47,247)	507
Mortgage and asset backed securities	11,183	(189)	12	30	(4)	1	11,213	(193)	13

Total	$352,435	$(7,180)	129	$612,901	$(49,563)	427	$965,336	$(56,743)	556

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	14,551	(206)	91	36,343	(2,741)	183	50,894	(2,947)	274
Mortgage and asset backed securities	—	—	—	—	—	—	—	—	—

Total	$14,551	$(206)	$91	$36,343	$(2,741)	$183	$50,894	$(2,947)	$274

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2024. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 94% of amortized cost at December 31, 2024. Investments in below investment grade securities have an average fair value 94% of amortized cost as of December 31, 2024.

The allowance for credit losses was zero as of December 31, 2025 and 2024, respectively. There were no additions, write offs, and recoveries to the allowance for credit losses during 2025 and 2024.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2025, were as follows:

	December 31, 2025

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value

Debt securities:
U.S. Treasury and U.S. Government agency securities	$284,597	$2,322	$(1,696)	$—	$285,223
State and political subdivisions	1,464	—	(202)	—	1,262
Corporate and other debt securities	1,537,641	32,982	(22,191)	—	1,548,432
Mortgage and asset backed securities	228,500	3,493	(107)	—	231,886

Total debt securities	$2,052,202	$38,797	$(24,196)	$—	$2,066,803

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2024, were as follows:

	December 31, 2024

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value

Debt securities:
U.S. Treasury and U.S. Government agency securities	$266,199	$160	$(9,054)	$—	$257,305
State and political subdivisions	1,483	—	(249)	—	1,234
Corporate and other debt securities	1,186,093	11,760	(50,194)	—	1,147,659
Mortgage and asset backed securities	80,529	1,637	(193)	—	81,973

Total debt securities	$1,534,304	$13,557	$(59,690)	$—	$1,488,171

During 2025 and 2024, the Company recorded no impairments for the portion of non credit related losses in AOCI.

Proceeds from the sales of available-for-sale investments (excluding proceeds for calls and maturities) were $432,997, $348,425, and $575,513 for 2025, 2024, and 2023, respectively.

The amortized cost and fair value of debt securities at December 31, 2025, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2025

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$93,893	$93,463
Due after 1 year through 5 years	971,856	980,535
Due after 5 years through 10 years	556,945	559,861
Due after 10 years	201,008	201,058
Mortgage and asset backed securities	228,500	231,886

	$2,052,202	$2,066,803

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8. INVESTMENTS (CONTINUED):

At December 31, 2025, there were contractual investment commitments of $40,250. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities and the financial services industry.

At December 31, 2025, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,960 and $2,970 respectively. At December 31, 2024, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,845 and $2,863 respectively.

9. VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company did not provided cash funding payments for the years ended December 31, 2025, 2024, and 2023.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that most significantly impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the entity that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $0 and $34,742 as of December 31, 2025 and 2024, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the consolidated balance sheets.

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. VARIABLE INTEREST ENTITIES (CONTINUED):

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024, and 2023:

	December 31,

	2025	2024

Total Assets	$—	$3,539
Total Liabilities	—	3,406

Non controlling equity interest	$—	$133

	Years Ended December 31,

	2025	2024	2023
Total Revenues	$21	$1,538	$995
Total Expenses	(128)	(1,543)	(942)

Net Loss	(107)	(5)	53
Income tax expense	—	—	—

Net Loss	(107)	(5)	53
Less: net loss attributable to non controlling interest	(107)	(5)	53

Net income attributable to Fidelity Investments Life Insurance Company	$—	$—	$—

Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

10. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, market risk benefits and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

31

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. For debt securities where there are no prices from third party pricing vendors, the Company may utilize internal or 3rd party pricing models which may reflect observable market information if available, and significant unobservable inputs. These securities are in Level 3 in the fair value hierarchy. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Equity securities are reported at fair value on a recurring basis. Fair value is obtained from public quotations which are reflected in Level 1.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1. Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

Other invested assets includes an investment in a limited partnership whose fair value is measured using NAV as a practical expedient and is not classified in the fair value hierarchy. The underlying investments of the investment fund may have significant unobservable points.

Market risk benefits are measured at fair value and reflected in Level 3 as either an asset or liability. The significant inputs to the far value measurement is described in Note 5, Market Risk Benefits.

Separate accounts are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Accounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value of the measurement as Level 1.

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments which is reflected in Level 2. Refer to Note 15 on the embedded derivative.

32

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2025
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Net Asset Value (NAV)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$285,223	$—	$—	$—	$285,223
State and political subdivisions	—	1,262	—	—	1,262
Corporate and other debt securities	—	1,531,955	16,477	—	1,548,432
Mortgage and asset backed securities	—	231,886	—	—	231,886

Total available-for-sale debt securities	285,223	1,765,103	16,477	—	2,066,803
Equity securities	85	—	—	—	85
Market risk benefit asset	—	—	47,519	—	47,519
Other invested assets	—	—	—	1,882	1,882
Cash equivalents	224,057	—	—	—	224,057
Separate account assets	55,424,671	—	—	—	55,424,671

Total	$55,934,036	$1,765,103	$63,996	$1,882	$57,765,017

Liabilities:
Funds withheld payable	—	987,553	—	—	$987,553
Market risk benefit liability	—	—	47,633		$47,633

Total	$—	$987,553	$47,633	$—	$1,035,186

33

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2024

	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$257,305	$—	$—	$257,305
State and political subdivisions	—	1,234	—	1,234
Corporate and other debt securities	—	1,147,659	—	1,147,659
Mortgage and asset backed securities	—	81,973	—	81,973

Total available-for-sale debt securities	257,305	1,230,866	—	1,488,171
Equity securities	99	—	—	99
Market risk benefit assets	—	—	45,017	45,017
Cash equivalents	166,361	—	—	166,361
Restricted cash equivalents	34,742	—	—	34,742
Separate account assets	49,277,696	—	—	49,277,696

Total	$49,736,203	$1,230,866	$45,017	$51,012,086

Liabilities:
Funds withheld payable	—	406,882	—	406,882
Market risk benefit liability	—	—	58,394	58,394

Total	$—	$406,882	$58,394	$465,276

The changes in assets measured at fair value using Level 3 significant unobservable inputs were as follows:

	Years Ended December 31, 2025

		Realized and unrealized gains

	Beginning balance as of January 1, 2025	Included in net income	Included in AOCI	Net purchases and (sales)	Transfers into Level 3	Transfers out of Level 3	Ending balance as of December 31, 2025

Assets:
Available-for-sale debt securities:
Corporate and other debt securities	$—	$—	$—	$10,205	$6,272	$—	$16,477

Total	$—	$—	$—	$10,205	$6,272	$—	$16,477

During 2025, certain debt securities were transferred from Level 2 into Level 3 as the Company was unable to obtain pricing from its third party pricing vendor using market observable information. The significant unobservable inputs includes the discount rate used in discounted cash flow analysis to determine fair value within Level 3. Using a higher or lower discount rate may cause the fair value of such assets to increase or decrease.

34

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

There were no Level 3 assets held by the Company during 2024. There were no transfers into or out of Level 3 during 2024.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2025		December 31, 2024

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:

Other investment	$—	$—	$106	$106

Policy loans	1,191	1,191	1,305	1,305

Reinsurance deposit and receivables	1,345,686	1,345,686	797,065	797,065

	$1,346,877	$1,346,877	$798,476	$798,476

Financial Liabilities:

Contract holder deposit funds	$773,293	$773,293	$184,017	$184,017

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed deferred annuities contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

35

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10. FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the fixed portion of the variable annuity contracts in payout and the fixed deferred annuities are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates. The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

11. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,

	2025	2024	2023

Current:
Federal	$15,533	$(19,143)	$(1,775)
State	278	268	349

	$15,811	$(18,875)	$(1,426)

Deferred:
Federal	$(18,759)	$(2,571)	$6,497
State	(492)	(14)	142

	$(19,251)	$(2,585)	$6,639

Income tax expense	$(3,440)	$(21,460)	$5,213

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

36

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. INCOME TAXES (CONTINUED):

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,

	2025	2024

Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$33,821	$29,766
Contract holder reserves	35,940	34,484
Contract holder reserves - TCJA Transition Adjustment	—	(1,471)
Deferred revenue	(516)	(592)
Unrealized gains on available-for-sale securities	(3,120)	9,782
Deferred compensation and retirement benefit plans	541	354
Capital loss carryforward	7,616	6,819
Embedded Derivative	3,183	(577)
Other, net	1,558	2,289

Net deferred tax asset before valuation allowance	$79,023	$80,854
Valuation allowance	(7,963)	(16,623)

Net deferred tax asset after valuation allowance	$71,060	$64,231

The Company recorded a deferred tax asset of $7,963 and $16,623 related to net unrealized losses on available-for-sale securities and capital loss carryforwards as of December 31, 2025 and 2024, respectively. The capital loss carryforwards can be used to offset taxable capital gains income in the future but will expire if they are not used within certain prescribed periods. The Company concluded that it was more likely than not that it will not have sufficient taxable capital gains income in the future to realize the net unrealized losses on available-for-sale securities and capital loss carryforwards. Accordingly, the Company recorded a valuation allowance of $7,963 and $16,623 as of December 31, 2025 and 2024, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,

	2025	2024	2023

Tax provision at U.S. Federal statutory rate	$23,135	$29,364	$13,784
Unrecognized tax benefits	—	(27,961)	(27,711)
Dividends received deduction	(16,588)	(16,449)	(3,854)
(Decrease) Increase in valuation allowance	(8,691)	70	16,565
Return provision	(1,766)	(8,737)	6,147
Other, net	470	2,253	282

	$(3,440)	$(21,460)	$5,213

The Company paid net federal income taxes of $12,000, $35,338, and $12,968 in 2025, 2024, and 2023, respectively.

The Company paid net state income taxes of $264, $108, and $57 in 2025, 2024, and 2023, respectively.

37

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. INCOME TAXES (CONTINUED):

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2022. The Company is not currently under examination for the income tax filings in any other jurisdictions.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT applies to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT. The Company did not have any CAMT liability as of December 31, 2025.

In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. During 2023, the statute of limitations expired for certain tax years under the IRS challenge. In 2024, the IRS completed its review and closed its challenge of the remaining years. Accordingly, the Company decreased its liability for unrecognized tax benefits by $29,210 and $28,300 for the years ended December 31, 2024 and 2023, respectively. The Company classifies all interest and penalties as income tax expense.

The changes in the liability for unrecognized tax benefits was as follows:

	Years Ended December 31,

	2025	2024	2023

Beginning balance	$—	$29,211	$57,498
Increases	—	—	—
Decreases	—	(29,211)	(28,287)

Ending balance	$—	$—	$29,211

12. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $105,000, $100,000, and $75,000 in 2025, 2024, and 2023, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

38

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,

	(Unaudited)	(Audited)	(Audited)

	2025	2024	2023
FILI
Statutory net income	$106,378	$148,122	$112,731
Statutory surplus	$1,067,356	$1,061,834	$1,007,887
EFILI
Statutory net income	$18,600	$14,547	$9,151
Statutory surplus	$121,450	$113,866	$108,769

13. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $49,965, $50,223 and $43,524 in 2025, 2024, and 2023, respectively, under these agreements. These fees are included in Fund administration fees in the consolidated statements of comprehensive income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has agreements with FIA under which FILI pays FIA sales compensation in accordance with the terms of the agreement. The Company compensated FIA in the amount of $69,639, $49,099, and $40,878 in 2025, 2024, and 2023, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides and receives certain administrative and accounting functions. The Company was charged $16,511 in 2025 and reimbursed $40,962, and $35,354 in 2024, and 2023, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company’s expenses. The Company entered into agreements with FIAM LLC whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $1,681, $1,728, and $2,426 in 2025, 2024 and 2023, respectively for such services. During 2023, the Company entered into an agreement with Soteria Reinsurance Holdings LLC to provide investment and managerial advice for the assets supporting the Funds withheld account. The Company incurred charges of $280, $330, and $56 in 2025, 2024, and 2023, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $38,012, $30,655, and $27,188 in 2025, 2024, and 2023, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled in accordance with the terms of the respective agreements.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs

39

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

13. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,320, $2,513 and $2,877 in 2025, 2024, and 2023, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset

Value per share (as defined) over their respective terms. All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $2,725, $5,852, and $6,074 in 2025, 2024 and 2023, respectively.

The Company participates in FMR LLC’s Retiree Health Account (“RHA”), a health reimbursement arrangement covering eligible employees and has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC’s benefit plans, including the RHA. FMR LLC accrued a benefit to participants under the RHA based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHA are at the discretion of FMR LLC. Participant contributions are not permitted. The Company is allocated an expense from FMR LLC associated with the actuarial derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2025, 2024, and 2023, compensation expense related to the RHRP was $60, $305 and $175, respectively.

The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2026. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2024. The Company earned interest of $0 and facility fees of $122 for each of the years ended December 31, 2025, 2024, and 2023 respectively. Effective March 15, 2026, the Company and FMR LLC extended the LOC Agreement for one year.

14. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,

	2025	2024	2023

Underwriting, acquisition and insurance expenses:
Commissions, gross	$69,639	$49,099	$40,878
Compensation and benefits	31,692	26,241	21,819
Deferred policy acquisition costs, net	987	1,077	1,733
Rent expense	1,258	1,075	950
Taxes, licenses and fees	3,837	2,429	2,423
General insurance expenses	45,817	31,561	29,913

Total underwriting, acquisition and insurance expenses	$153,230	$111,482	$97,716

40

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

15. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

The Company is subject to concentration risk related to this coinsurance agreement. Financial information related to the coinsurance agreement for the years ended December 31 were as follows:

	Years Ended December 31,

	2025	2024

Reinsurance deposits and receivables:
Principal Life Insurance Company	$346,219	$318,444

Future contract and policy benefits	$346,219	$318,444

Reinsurance expense allowance	$1,155	$1,271

Contract and policy benefits and expenses	$10,578	$10,576

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of the reinsurer.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.

Effective July 1, 2023, the Company entered into a 100% coinsurance with funds withheld reinsurance agreement (“Funds Withheld Agreement”) with an affiliate, Soteria Reinsurance, Ltd. (“Soteria Re”), to reinsure the fixed guaranteed income annuity product previously recaptured from GLIC. Soteria Re is a Bermuda based reinsurer who is wholly-owned by Soteria Reinsurance Holdings LLC (“Soteria Holdings”) who in turn is wholly-owned by FMR LLC. In connection with the Funds Withheld Agreement, the Company entered into an investment management agreement with Soteria Holdings to provide investment and managerial advice for the assets supporting the reinsured liabilities. Effective October 21, 2024, the Funds Withheld Agreement was amended to reinsure a fixed deferred annuity on a flows basis. Under the Funds Withheld Agreement, the

41

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

15. REINSURANCE (CONTINUED):

Company receives a ceding expense allowance and an upfront distribution allowance. The Company recorded total reinsurance allowances of $18,337 and $1,636 for the years ended December 31, 2025 and 2024, respectively.

The Company recorded a cost of reinsurance asset at the inception of the Funds Withheld Agreement, which is reported in Reinsurance Deposit and Receivables. The cost of reinsurance asset represents the difference between the assets transferred and liabilities reinsured and is amortized over the expected life of the reinsured policies. As of December 31, 2025 and 2024, the cost of reinsurance asset was $4,510 and $5,095, respectively. Accretion for the cost of reinsurance asset was $584 and $516 for the years ended December 31, 2025 and 2024, respectively.

The Company established a funds withheld account, which is recorded in funds withheld payable, equal to the associated assets at fair value to support the policy liabilities reinsured on a statutory basis. The assets in the funds withheld account are trued up on a quarterly basis to the policy liabilities on a statutory basis.

The Company held the following assets under the coinsurance under the Funds Withheld Agreement, which are reported in the line items shown on the consolidated balance sheets:

	As of December 31,

	2025	2024

Debt securities, available-for-sale
Corporate and other debt securities	$667,814	$286,956
CLO, mortgage and asset-backed securities	229,961	81,685

Total Debt Securities	897,775	368,641
Cash equivalents	104,151	26,919
Accrued investment income	11,372	5,556

Total	$1,013,298	$401,116

Certain assets in the funds withheld payable are reported at fair value. As of December 31, 2025, the funds withheld payable balance included a derivative liability of $14,718. As of December 31, 2024, the funds withheld payable balance included a derivative asset of $2,912. The change in fair value of the embedded derivative was a loss of ($17,630) and a gain of $4,359 for the years ended December 31, 2025 and 2024, respectively and is reported as Net Realized Investment Losses on Funds Withheld Embedded Derivative on the consolidated statements of comprehensive income.

42

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

15. REINSURANCE (CONTINUED):

The net investment income and net realized capital gains (losses) related to the assets under the coinsurance with funds withheld agreement are reported net of the amounts in the line items shown on the consolidated statements of comprehensive income. The following are the components of net investment income and net realized capital gains (losses) on the funds withheld assets that were transferred to Soteria Re:

	Years Ended December 31,

	2025	2024

Debt securities	$37,542	$20,171
Cash equivalents	2,605	1,149

Total investment income	40,147	21,320
Less: investment expenses	(280)	(298)

Net investment income	$39,867	$21,022

	Years Ended December 31,

	2025	2024

Debt securities	$427	$(638)

Net realized investment (losses)	$427	$(638)

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2025 and 2024 , respectively.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,

	2025	2024	2023

Direct life premiums	$16,013	$13,662	$11,429
Reinsurance ceded, net of ceding expense allowance	9,629	(6,165)	(6,157)

Net premiums	$25,642	$7,497	$5,272

Direct contract and policy benefits	$29,007	$66,147	$38,139
Reinsurance ceded benefits incurred	(40,988)	(72,103)	(29,101)
Reinsurance costs	13,595	13,524	15,592

Net contract and policy benefits	$1,614	$7,568	$24,630

Direct change in market risk benefits	$(11,600)	$7,891	$(74,362)
Reinsurance ceded	12,061	(4,746)	71,675

Net change in market risk benefits	$461	$3,145	$(2,687)

43

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

16. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

17. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 30, 2026 and did not identify any events that would require adjustments to, or disclosure in, the consolidated financial statements.

44

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I, incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997.

(2)

Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Life Insurance Variable Annuity Account I, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997.

(2)

Commission Schedule incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997.

(d)	Contracts

(1)

Fidelity Freedom Lifetime Income, Individual Retirement Annuity Nonparticipating Contract incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on March 24, 2005.

(2)

Fidelity Freedom Lifetime Income, Nonparticipating Contract incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on March 24, 2005.

(e)	Applications

(1)

Application for the Variable Income Annuity incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on July 20, 2005.

(f)	Insurance Company’s Certification of Incorporation and By-Laws

(1)

Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997.

(2)

Amended By-laws of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(j)	Other Material Contracts - Not Applicable

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses - Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(2)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2016.

(3)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2018.

(4)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 30, 2020.

(5)

Power of Attorney for Kathryn A. Dunn incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(6)

Power of Attorney for Robert W. Litle incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2023.

(7)

Power of Attorney for Ari Lindner incorporated by reference from Post-Effective Amendment No. 20 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2025.

(8)

Power of Attorney for Thomas J. Tesauro incorporated by reference from Post-Effective Amendment No. 20 to Registration Statement on Form N-4, Reg. No. 333-121017, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2025.

(q)	Letter Regarding Change in Certifying Account - Not Applicable

(r)	Historical Current Limits on Index Gains - Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address	Positions and Offices with Insurance Company
Ari Lindner	Director and President
Kathryn A. Dunn	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Nancy D. Prior	Director
Thomas J. Tesauro	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services & Operations
Kerri Bellantoni	Vice President, Human Resources
Jason Heath	Chief Investment Officer
Maxine Hensel	Chief Operating Officer
Andrew McIntosh	Illustration Actuary
Sara Liane Latham	Appointed Actuary
Brian N. Leary	Vice President, Consumer Services Officer & Chief Compliance Officer
Miles Mei	Chief Financial Officer and Treasurer
Robert G. Regan	Chief Risk Officer
Jeffrey Scobee	Head of Technology Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Insurance Company or the Registered Separate Account

The Depositor, Fidelity Investments Life Insurance Company, a Utah Corporation, is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or Director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office or then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all liabilities, costs and expenses, including amounts paid in satisfaction of judgments, in compromise and or as fines or reasonably incurred by him or them in connection with or arising out of any action, suit, or proceeding, civil or criminal, in which he or they may be involved, or incurred in anticipation of any action, suit or proceeding, by reason of his being or having any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceeding to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to an employee benefit plan, to be not in the best interests of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the Corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such Director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Offices with Underwriter
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Krieser	Assistant Secretary
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$20,992,464	$0	$0	$0

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

(a)

For any Contract with Index-Linked Options and/or Fixed Options subject to a Contract Adjustment offered through this registration statement, provide the information required by the following table as of December 31 of the prior calendar year:

Name of Contract	Number of Contracts outstanding	Total value attributable to the Index- Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Not Applicable	Not Applicable	Not Appliable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 33. Management Services

Not Applicable

Item 34. Fee Representation and Undertakings

Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 30th day of April, 2026.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registered Separate Account)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Insurance Company)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Ari Lindner		Lance A. Warrick
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on this 30th day of April 2026.

Signature	Title	Date
/s/ *		)
Ari Lindner	President and Director	April 30, 2026)
/s/ *		) )
Miles Mei	Treasurer	April 30, 2026)
/s/ *		) )
Kathryn A. Dunn	Director	April 30, 2026)	By:	/s/ Lance A. Warrick
/s/ *		) )		Lance A. Warrick (Attorney-in-Fact)*
William J. Johnson, Jr.	Director	April 30, 2026)
/s/ *		) )
Robert W. Litle	Director	April 30, 2026)
/s/ *		) )
Nancy D. Prior	Director	April 30, 2026)
/s/ *		) )
Thomas J. Tesauro	Director	April 30, 2026)
/s/ *		) )
David J. Vargo	Director	April 30, 2026)